UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09435

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Waddell & Reed Advisors Funds

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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

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(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

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(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

1

Semiannual Report

December 31, 2015

Ticker
	Class A	Class B	Class C	Class Y
Equity Funds
Waddell & Reed Advisors Accumulative Fund	UNACX	WAABX	WAACX	WAAYX
Waddell & Reed Advisors Asset Strategy Fund	UNASX	WBASX	WCASX	WYASX
Waddell & Reed Advisors Continental Income Fund	UNCIX	WACBX	WACCX	WACYX
Waddell & Reed Advisors Core Investment Fund	UNCMX	UNIBX	WCCIX	UNIYX
Waddell & Reed Advisors Dividend Opportunities Fund	WDVAX	WDVBX	WDVCX	WDVYX
Waddell & Reed Advisors Energy Fund	WEGAX	WEGBX	WEGCX	WEGYX
Waddell & Reed Advisors Global Growth Fund	UNCGX	WAIBX	WAICX	WAIYX
Waddell & Reed Advisors New Concepts Fund	UNECX	UNEBX	WNCCX	UNEYX
Waddell & Reed Advisors Science and Technology Fund	UNSCX	USTBX	WCSTX	USTFX
Waddell & Reed Advisors Small Cap Fund	UNSAX	WRSBX	WSCCX	WRSYX
Waddell & Reed Advisors Tax-Managed Equity Fund	WTEAX	WBTMX	WCTMX
Waddell & Reed Advisors Value Fund	WVAAX	WVABX	WVACX	WVAYX
Waddell & Reed Advisors Vanguard Fund	UNVGX	WRVBX	WAVCX	WAVYX

CONTENTS

Waddell & Reed Advisors Funds

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Waddell & Reed Advisors Funds prospectus, or summary prospectus, and current performance information, including current Lipper ranking information.

2	SEMIANNUAL REPORT	2015

PRESIDENT’S LETTER

Waddell & Reed Advisors Funds	DECEMBER 31, 2015 (UNAUDITED)

Henry J. Hermann, CFA

Dear Shareholder,

Over the six months since our last report to you, the financial markets experienced further volatility. By early 2016, equity markets experienced significant losses, as did bond markets. The issues that disrupted financial markets over the last year remain, including:

•	the weak economies of U.S. trading partners, particularly China,

•	increasing value of the dollar,

•	falling energy prices,

•	escalating geopolitical risk.

Amid the uncertain global backdrop, the U.S. economic expansion has remained relatively good. Our investment team believes the U.S. is the bright spot, supported primarily by the U.S. consumer, who is benefitting from lower energy prices and lower inflation in general. The improved labor market allows for better demand for cars, homes, furnishings and various consumer goods.

The Federal Reserve’s December 2015 rate hike may have been historically significant, as it was the first increase since the financial crisis. Interest rates remain exceptionally low by historical standards, regardless. Even as interest rates begin to rise, our investment team thinks current modest economic growth and low inflation means the Fed is likely to be very cautious and methodical about future increases. We expect rates to remain low through 2016.

Volatility and change are common partners with the financial markets, and that won’t change in 2016. The U.S. economy’s ability to maintain growth in the face of sluggish global growth is a key uncertainty looking forward. Improving U.S. jobs, very low inflation and low interest rates create a favorable environment and should sustain the current expansion.

While challenges remain, we do see potential catalysts for growth in several areas and industries and our team continues to seek investment opportunities around the globe.

Economic Snapshot

	12/31/15	6/30/15
S&P 500 Index	2,043.94	2,063.11
MSCI EAFE Index	1,716.28	1,842.46
10-Year Treasury Yield	2.27%	2.35%
U.S. unemployment rate	5.0%	5.3%
30-year fixed mortgage rate	4.01%	4.02%
Oil price per barrel	$37.04	$59.47

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Waddell & Reed Advisors Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2015	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2015.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-15	Ending Account Value 12-31-15	Expenses Paid During Period*	Beginning Account Value 6-30-15	Ending Account Value 12-31-15	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Accumulative Fund
Class A	$1,000	$973.50	$5.23	$1,000	$1,019.87	$5.35	1.06%
Class B**	$1,000	$967.50	$11.21	$1,000	$1,013.83	$11.48	2.26%
Class C	$1,000	$969.10	$9.94	$1,000	$1,015.09	$10.18	2.01%
Class Y	$1,000	$974.10	$4.15	$1,000	$1,020.98	$4.24	0.84%
Asset Strategy Fund
Class A	$1,000	$917.80	$5.47	$1,000	$1,019.52	$5.76	1.13%
Class B**	$1,000	$913.10	$10.62	$1,000	$1,014.11	$11.18	2.21%
Class C	$1,000	$913.70	$9.57	$1,000	$1,015.26	$10.08	1.98%
Class Y	$1,000	$918.30	$4.03	$1,000	$1,021.04	$4.24	0.83%
Continental Income Fund
Class A	$1,000	$978.10	$5.64	$1,000	$1,019.47	$5.76	1.14%
Class B**	$1,000	$971.70	$11.04	$1,000	$1,013.98	$11.28	2.23%
Class C	$1,000	$973.20	$9.87	$1,000	$1,015.25	$10.08	1.98%
Class Y	$1,000	$978.50	$4.25	$1,000	$1,020.89	$4.34	0.86%

4	SEMIANNUAL REPORT	2015

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-15	Ending Account Value 12-31-15	Expenses Paid During Period*	Beginning Account Value 6-30-15	Ending Account Value 12-31-15	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Core Investment Fund
Class A	$1,000	$984.20	$5.06	$1,000	$1,020.08	$5.15	1.02%
Class B**	$1,000	$978.20	$10.98	$1,000	$1,014.14	$11.18	2.20%
Class C	$1,000	$978.90	$9.80	$1,000	$1,015.29	$9.98	1.97%
Class Y	$1,000	$985.20	$3.87	$1,000	$1,021.31	$3.94	0.77%
Dividend Opportunities Fund
Class A	$1,000	$989.80	$6.27	$1,000	$1,018.94	$6.36	1.24%
Class B**	$1,000	$984.10	$12.00	$1,000	$1,013.12	$12.18	2.40%
Class C	$1,000	$985.50	$10.32	$1,000	$1,014.84	$10.48	2.06%
Class Y	$1,000	$991.50	$4.58	$1,000	$1,020.63	$4.65	0.91%
Energy Fund
Class A	$1,000	$765.00	$7.24	$1,000	$1,017.00	$8.27	1.63%
Class B**	$1,000	$759.20	$13.63	$1,000	$1,009.67	$15.57	3.08%
Class C	$1,000	$763.00	$11.28	$1,000	$1,012.42	$12.88	2.54%
Class Y	$1,000	$766.90	$4.95	$1,000	$1,019.60	$5.65	1.11%
Global Growth Fund
Class A	$1,000	$986.70	$6.85	$1,000	$1,018.30	$6.96	1.37%
Class B**	$1,000	$979.90	$14.26	$1,000	$1,010.85	$14.48	2.86%
Class C	$1,000	$981.60	$12.19	$1,000	$1,012.96	$12.38	2.44%
Class Y	$1,000	$988.30	$5.17	$1,000	$1,020.02	$5.25	1.03%
New Concepts Fund
Class A	$1,000	$909.60	$6.49	$1,000	$1,018.41	$6.86	1.35%
Class B**	$1,000	$903.70	$11.99	$1,000	$1,012.62	$12.68	2.50%
Class C	$1,000	$904.40	$10.95	$1,000	$1,013.74	$11.58	2.28%
Class Y	$1,000	$910.40	$4.87	$1,000	$1,020.10	$5.15	1.02%
Science and Technology Fund
Class A	$1,000	$929.10	$6.08	$1,000	$1,018.90	$6.36	1.25%
Class B**	$1,000	$923.60	$11.25	$1,000	$1,013.47	$11.78	2.33%
Class C	$1,000	$923.80	$10.77	$1,000	$1,014.00	$11.28	2.23%
Class Y	$1,000	$930.10	$4.83	$1,000	$1,020.25	$5.05	0.98%
Small Cap Fund
Class A	$1,000	$921.20	$6.82	$1,000	$1,018.11	$7.16	1.41%
Class B**	$1,000	$915.90	$12.36	$1,000	$1,012.31	$12.98	2.56%
Class C	$1,000	$917.90	$10.74	$1,000	$1,014.01	$11.28	2.23%
Class Y	$1,000	$923.10	$5.00	$1,000	$1,020.02	$5.25	1.03%
Tax-Managed Equity Fund
Class A	$1,000	$1,008.50	$5.32	$1,000	$1,019.87	$5.35	1.06%
Class B**	$1,000	$1,003.80	$10.42	$1,000	$1,014.83	$10.48	2.06%
Class C	$1,000	$1,004.40	$9.72	$1,000	$1,015.54	$9.78	1.92%

2015	SEMIANNUAL REPORT	5

ILLUSTRATION OF FUND EXPENSES

Waddell & Reed Advisors Funds	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Fund	Beginning Account Value 6-30-15	Ending Account Value 12-31-15	Expenses Paid During Period*	Beginning Account Value 6-30-15	Ending Account Value 12-31-15	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Value Fund
Class A	$1,000	$962.10	$6.08	$1,000	$1,019.01	$6.26	1.23%
Class B**	$1,000	$956.20	$12.13	$1,000	$1,012.76	$12.48	2.48%
Class C	$1,000	$958.00	$10.38	$1,000	$1,014.61	$10.68	2.11%
Class Y	$1,000	$964.50	$4.42	$1,000	$1,020.71	$4.55	0.89%
Vanguard Fund
Class A	$1,000	$1,014.00	$5.64	$1,000	$1,019.60	$5.65	1.11%
Class B**	$1,000	$1,009.80	$11.66	$1,000	$1,013.58	$11.68	2.31%
Class C	$1,000	$1,009.60	$10.35	$1,000	$1,014.86	$10.38	2.05%
Class Y	$1,000	$1,015.70	$4.33	$1,000	$1,020.95	$4.35	0.84%

*	Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2015, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

(1)	This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

6	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Accumulative Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	94.0%
Health Care	22.0%
Information Technology	15.0%
Consumer Discretionary	14.9%
Financials	13.9%
Consumer Staples	13.7%
Industrials	8.2%
Energy	3.5%
Telecommunication Services	2.3%
Materials	0.5%
Purchased Options	0.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.0%

Lipper Rankings

Category: Lipper Multi-Cap Core Funds	Rank	Percentile
1 Year	30/734	5
3 Year	52/654	8
5 Year	186/574	33
10 Year	119/367	33

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	Information Technology	Systems Software
Allergan plc	Health Care	Pharmaceuticals
Shire Pharmaceuticals Group plc ADR	Health Care	Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	Health Care	Pharmaceuticals
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Wells Fargo & Co.	Financials	Diversified Banks
Costco Wholesale Corp.	Consumer Staples	Hypermarkets & Super Centers
Facebook, Inc., Class A	Information Technology	Internet Software & Services
General Electric Co.	Industrials	Industrial Conglomerates

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.5%
Limited Brands, Inc. (A)	235	$22,518

Apparel, Accessories & Luxury Goods – 0.3%
Under Armour, Inc., Class A (B)	60	4,836

Broadcasting – 0.9%
CBS Corp., Class B	270	12,725

Cable & Satellite – 1.2%
Comcast Corp., Class A	310	17,493

Footwear – 0.5%
NIKE, Inc., Class B (A)	110	6,875

Home Improvement Retail – 1.7%
Home Depot, Inc. (The) (A)	185	24,466

Hotels, Resorts & Cruise Lines – 1.5%
Hilton Worldwide Holdings, Inc.	590	12,626
Starwood Hotels & Resorts Worldwide, Inc.	140	9,699

		22,325

Leisure Facilities – 1.1%
Vail Resorts, Inc. (A)	125	15,999

Movies & Entertainment – 1.9%
AMC Entertainment Holdings, Inc., Class A	195	4,672
Walt Disney Co. (The) (A)	220	23,118

		27,790

Restaurants – 4.3%
McDonalds Corp. (A)	200	23,628
Panera Bread Co., Class A (B)	50	9,739
Starbucks Corp.	340	20,410
YUM! Brands, Inc. (A)	115	8,401

		62,178

Total Consumer Discretionary – 14.9%		217,205
Consumer Staples

Brewers – 1.2%
Anheuser-Busch InBev S.A. ADR	140	17,500

Drug Retail – 0.5%
CVS Caremark Corp.	80	7,822

Household Products – 1.6%
Procter & Gamble Co. (The)	295	23,426

Hypermarkets & Super Centers – 2.4%
Costco Wholesale Corp. (A)	150	24,225
Wal-Mart Stores, Inc.	165	10,114

		34,339

COMMON STOCKS (Continued)	Shares	Value
Packaged Foods & Meats – 4.6%
Amplify Snack Brands, Inc. (B)	250	$2,880
General Mills, Inc.	140	8,072
Hain Celestial Group, Inc. (The) (B)	145	5,857
Hershey Foods Corp.	110	9,820
Kellogg Co.	100	7,227
Kraft Foods Group, Inc.	100	7,276
Mead Johnson Nutrition Co.	195	15,395
Mondelez International, Inc., Class A	220	9,865

		66,392

Soft Drinks – 2.4%
Coca-Cola Co. (The)	415	17,828
PepsiCo, Inc.	175	17,486

		35,314

Tobacco – 1.0%
Philip Morris International, Inc.	170	14,945

Total Consumer Staples – 13.7%		199,738
Energy

Integrated Oil & Gas – 1.3%
Exxon Mobil Corp.	250	19,487

Oil & Gas Equipment & Services – 0.7%
Halliburton Co.	290	9,872

Oil & Gas Exploration & Production – 1.5%
Anadarko Petroleum Corp. (A)	80	3,886
Cabot Oil & Gas Corp.	71	1,260
ConocoPhillips	180	8,404
Laredo Petroleum Holdings, Inc. (B)	35	280
Noble Energy, Inc.	250	8,232

		22,062

Total Energy – 3.5%		51,421
Financials

Consumer Finance – 0.6%
American Express Co.	125	8,694

Diversified Banks – 3.5%
Bank of America Corp.	1,100	18,513
U.S. Bancorp	185	7,894
Wells Fargo & Co.	450	24,462

		50,869

Investment Banking & Brokerage – 1.2%
Goldman Sachs Group, Inc. (The)	55	9,913
Morgan Stanley	240	7,634

		17,547

COMMON STOCKS (Continued)	Shares	Value
Multi-Line Insurance – 0.6%
American International Group, Inc.	135	$8,366

Other Diversified Financial Services – 3.1%
Citigroup, Inc.	440	22,770
JPMorgan Chase & Co.	355	23,441

		46,211

Regional Banks – 2.3%
PNC Financial Services Group, Inc. (The)	200	19,062
Signature Bank (A)(B)	95	14,570

		33,632

Total Financials – 11.3%		165,319
Health Care

Biotechnology – 5.4%
ACADIA Pharmaceuticals, Inc. (B)	240	8,556
Alexion Pharmaceuticals, Inc. (A)(B)	60	11,445
Biogen, Inc. (B)	45	13,786
Celgene Corp. (A)(B)	50	5,988
Gilead Sciences, Inc.	185	18,720
Incyte Corp. (B)	30	3,253
Vertex Pharmaceuticals, Inc. (B)	130	16,358

		78,106

Health Care Equipment – 0.1%
EndoChoice Holdings, Inc. (B)	235	1,962

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc. (B)	95	5,915
HCA Holdings, Inc. (B)	110	7,439

		13,354

Health Care Supplies – 0.5%
Cardinal Health, Inc.	90	8,034

Health Care Technology – 1.0%
Cerner Corp. (B)	240	14,441

Managed Health Care – 0.9%
Anthem, Inc.	90	12,550

Pharmaceuticals – 13.2%
Allergan plc (A)(B)	100	31,250
Aratana Therapeutics, Inc. (B)	250	1,395
Bristol-Myers Squibb Co.	335	23,045
Endo Pharmaceuticals Holdings, Inc. (B)	70	4,285
Jazz Pharmaceuticals plc (B)	130	18,273
Johnson & Johnson	225	23,112
Merck & Co., Inc.	145	7,659
Pfizer, Inc.	525	16,947

8	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals (Continued)
Revance Therapeutics, Inc. (B)	165	$5,636
Shire Pharmaceuticals Group plc ADR	150	30,750
Teva Pharmaceutical Industries Ltd. ADR (A)	465	30,523

		192,875

Total Health Care – 22.0%		321,322
Industrials

Aerospace & Defense – 2.6%
Boeing Co. (The) (A)	115	16,628
Honeywell International, Inc.	55	5,696
Lockheed Martin Corp. (A)	36	7,817
Rockwell Collins, Inc.	85	7,846

		37,987

Air Freight & Logistics – 1.1%
FedEx Corp.	55	8,195
United Parcel Service, Inc., Class B	80	7,698

		15,893

Construction Machinery & Heavy Trucks – 0.4%
Westinghouse Air Brake Technologies Corp.	90	6,401

Industrial Conglomerates – 1.6%
General Electric Co.	760	23,674

Railroads – 2.5%
Canadian Pacific Railway Ltd.	50	6,380
Kansas City Southern	250	18,667
Union Pacific Corp. (C)	135	10,557

		35,604

Total Industrials – 8.2%		119,559
Information Technology

Communications Equipment – 1.0%
Cisco Systems, Inc.	510	13,849

Data Processing & Outsourced Services – 2.2%
MasterCard, Inc., Class A	155	15,091
Visa, Inc., Class A	215	16,673

		31,764

Internet Software & Services – 2.6%
Alphabet, Inc., Class C (B)	10	7,589
Facebook, Inc., Class A (A)(B)	230	24,072
Twitter, Inc. (B)	300	6,942

		38,603

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 2.7%
Intel Corp.	430	$14,814
NXP Semiconductors N.V. (B)	145	12,216
Texas Instruments, Inc.	230	12,606

		39,636

Systems Software – 2.9%
Microsoft Corp. (A)	750	41,610

Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc. (A)	500	52,630

Total Information Technology – 15.0%		218,092
Materials

Diversified Chemicals – 0.5%
Dow Chemical Co. (The)	145	7,465

Total Materials – 0.5%		7,465
Telecommunication Services

Integrated Telecommunication Services – 2.3%
AT&T, Inc.	485	16,689
Verizon Communications, Inc.	355	16,408

		33,097

Total Telecommunication Services – 2.3%		33,097

TOTAL COMMON STOCKS – 91.4%		$1,333,218
(Cost: $1,145,195)

INVESTMENT FUNDS
Registered Investment Companies – 2.6%
iShares Russell 2000 ETF	160	18,002
iShares Russell 2000 Value ETF	85	7,821
SPDR S&P Midcap 400 ETF Trust	45	11,434

		37,257

TOTAL INVESTMENT FUNDS – 2.6%		$37,257
(Cost: $38,484)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
Kinder Morgan, Inc.,
Call $16.50, Expires 1–15–16	500	$6

TOTAL PURCHASED OPTIONS – 0.0%		$6
(Cost: $23)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 4.6%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.380%, 1–28–16	$5,000	4,999
Army & Air Force Exchange Service,
0.340%, 1–20–16	10,000	9,998
BorgWarner, Inc.,
0.340%, 1–6–16	6,000	5,999
Diageo Capital plc (GTD by Diageo plc),
0.730%, 1–4–16	10,000	10,000
DTE Electric Co.,
0.440%, 1–21–16	10,000	9,997
Intel Corp.,
0.350%, 1–27–16	4,000	3,999
Medtronic Global Holdings SCA,
0.440%, 1–25–16	6,250	6,248
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.300%, 1–4–16	4,469	4,469
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The)),
0.220%, 1–4–16	7,000	7,000
St. Jude Medical, Inc.,
0.350%, 1–4–16	5,000	5,000

		67,709

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (E)	2,542	2,542

TOTAL SHORT-TERM SECURITIES – 4.8%		$70,251
(Cost: $70,247)

2015	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

Value
TOTAL INVESTMENT SECURITIES – 98.8%	$1,440,732
(Cost: $1,253,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%	17,052

NET ASSETS – 100.0%	$1,457,784

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $71,270 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $328 have been pledged as collateral on open futures contracts.

(D)	Rate shown is the yield to maturity at December 31, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at December 31, 2015 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
E-mini S&P 500 Index	Short	3–18–16	60	$(6,106)	$54

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alexion Pharmaceuticals, Inc.	N/A	Call	50	January 2016	$195.00	$20	$(16)
	N/A	Call	50	February 2016	210.00	24	(18)
Allergan plc	N/A	Call	100	January 2016	320.00	21	(24)
Anadarko Petroleum Corp.	N/A	Put	200	January 2016	45.00	23	(24)
	N/A	Call	200	January 2016	53.00	22	(21)
Apple, Inc.	N/A	Call	150	January 2016	114.00	12	(4)
	N/A	Call	150	February 2016	115.00	18	(13)
Boeing Co. (The)	N/A	Call	100	January 2016	152.50	7	(3)
Celgene Corp.	N/A	Call	100	January 2016	115.00	12	(55)
	N/A	Call	100	February 2016	130.00	14	(13)
	N/A	Put	130	February 2016	105.00	19	(19)
	N/A	Put	150	February 2016	110.00	27	(35)
	N/A	Call	150	February 2016	125.00	51	(50)
Costco Wholesale Corp.	N/A	Put	120	January 2016	150.00	8	(4)
	N/A	Call	100	January 2016	170.00	11	(2)
	N/A	Call	150	April 2016	175.00	32	(23)
Facebook, Inc., Class A	N/A	Call	200	January 2016	110.00	23	(10)
	N/A	Call	150	January 2016	115.00	11	(2)
Home Depot, Inc. (The)	N/A	Call	150	January 2016	136.00	14	(9)
	N/A	Call	150	January 2016	137.00	14	(6)
Incyte Corp.	N/A	Put	100	January 2016	105.00	31	(32)
Kinder Morgan, Inc.	N/A	Call	381	January 2016	19.50	3	(1)
Limited Brands, Inc.	N/A	Call	150	January 2016	100.00	13	(8)
Lockheed Martin Corp.	N/A	Call	60	January 2016	225.00	11	(3)
McDonalds Corp.	N/A	Put	200	January 2016	110.00	13	(5)
	N/A	Call	150	January 2016	120.00	15	(13)
	N/A	Call	100	January 2016	125.00	5	(1)
	N/A	Put	150	February 2016	105.00	12	(10)
	N/A	Call	150	February 2016	125.00	17	(17)
Microsoft Corp.	N/A	Call	200	January 2016	58.50	6	(3)
Signature Bank	N/A	Call	50	January 2016	165.00	8	(1)
Teva Pharmaceutical Industries Ltd. ADR	N/A	Call	350	January 2016	69.00	21	(7)
Vail Resorts, Inc.	N/A	Call	153	January 2016	125.00	51	(75)
Walt Disney Co. (The)	N/A	Put	200	January 2016	105.00	22	(38)
	N/A	Call	150	January 2016	112.00	17	(7)
YUM! Brands, Inc.	N/A	Call	150	January 2016	77.00	13	(9)

						$641	$(581)

10	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Accumulative Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,333,218	$—	$—
Investment Funds	37,257	—	—
Purchased Options	6	—	—
Short-Term Securities	—	70,251	—
Total	$1,370,481	$70,251	$—
Futures Contracts	$54	$—	$—

Liabilities
Written Options	$497	$84	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS

Asset Strategy Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	64.9%
Consumer Discretionary	13.1%
Information Technology	12.7%
Health Care	11.2%
Financials	10.2%
Consumer Staples	8.7%
Energy	5.6%
Industrials	3.4%
Bullion (Gold)	3.3%
Purchased Options	0.3%
Bonds	9.6%
United States Government and Government Agency Obligations	5.1%
Corporate Debt Securities	4.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	21.9%

Lipper Rankings

Category: Lipper Alternative Global Macro Funds	Rank	Percentile
1 Year	226/318	71
3 Year	45/236	19
5 Year	44/136	33
10 Year	2/45	5

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	55.2%
United States	55.2%
Europe	12.4%
United Kingdom	7.3%
Other Europe	5.1%
Pacific Basin	6.6%
Bullion (Gold)	3.3%
Other	0.3%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	22.2%

Top 10 Equity Holdings

Company	Country	Sector	Industry
AIA Group Ltd.	Hong Kong	Financials	Life & Health Insurance
Microsoft Corp.	United States	Information Technology	Systems Software
Home Depot, Inc. (The)	United States	Consumer Discretionary	Home Improvement Retail
Citigroup, Inc.	United States	Financials	Other Diversified Financial Services
Allergan plc	United States	Health Care	Pharmaceuticals
Coca-Cola Co. (The)	United States	Consumer Staples	Soft Drinks
Kraft Foods Group, Inc.	United States	Consumer Staples	Packaged Foods & Meats
Cognizant Technology Solutions Corp., Class A	United States	Information Technology	IT Consulting & Other Services
JPMorgan Chase & Co.	United States	Financials	Other Diversified Financial Services
Philip Morris International, Inc.	United States	Consumer Staples	Tobacco

See your advisor or www.waddell.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

12	SEMIANNUAL REPORT	2015

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 1.5%
Limited Brands, Inc.	413		$39,545

Auto Parts & Equipment – 2.7%
Continental AG (A)	155		37,800
Delphi Automotive plc	377		32,355

			70,155

Cable & Satellite – 1.1%
Comcast Corp., Class A	502		28,305

Home Improvement Retail – 2.2%
Home Depot, Inc. (The)	447		59,076

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (B)(C)	—	*	—

Leisure Products – 2.0%
Media Group Holdings LLC, Series H (B)(C)(D)(E)	73		8,038
Media Group Holdings LLC, Series I (B)(C)(D)(E)	43		17,403
Media Group Holdings LLC, Series T (B)(C)(D)(E)	9		26,256

			51,697

Movies & Entertainment – 1.5%
Delta Topco Ltd. (D)	104,001		38,481

Restaurants – 2.1%
Chipotle Mexican Grill, Inc., Class A (B)	51		24,328
McDonalds Corp.	269		31,768

			56,096

Total Consumer Discretionary – 13.1%			343,355
Consumer Staples

Brewers – 0.3%
SABMiller plc (A)	118		7,073

Hypermarkets & Super Centers – 0.8%
Costco Wholesale Corp.	125		20,123

Packaged Foods & Meats – 2.4%
Kraft Foods Group, Inc.	686		49,884
Mead Johnson Nutrition Co.	187		14,748

			64,632

Soft Drinks – 3.2%
Coca-Cola Co. (The)	1,294		55,603
PepsiCo, Inc.	279		27,858

			83,461

COMMON STOCKS (Continued)	Shares	Value
Tobacco – 2.0%
ITC Ltd. (A)	1,517	$7,517
Philip Morris International, Inc.	520	45,687

		53,204

Total Consumer Staples – 8.7%		228,493
Energy

Oil & Gas Equipment & Services – 1.5%
Halliburton Co.	833	28,338
Schlumberger Ltd.	170	11,865

		40,203

Oil & Gas Exploration & Production – 2.0%
Anadarko Petroleum Corp.	171	8,302
Cabot Oil & Gas Corp.	128	2,270
EOG Resources, Inc.	251	17,733
Noble Energy, Inc.	633	20,848
Pioneer Natural Resources Co.	18	2,232

		51,385

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	464	37,943

Oil & Gas Storage & Transportation – 0.6%
Plains GP Holdings L.P., Class A	1,728	16,333

Total Energy – 5.6%		145,864
Financials

Diversified Banks – 3.9%
Axis Bank Ltd. (A)	2,694	18,286
Banca Intesa S.p.A. (A)	8,837	29,657
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	1,105	6,959
State Bank of India (A)	2,721	9,232
Wells Fargo & Co.	683	37,101

		101,235

Life & Health Insurance – 2.3%
AIA Group Ltd. (A)	10,221	61,458

Other Diversified Financial Services – 4.0%
Citigroup, Inc.	1,110	57,427
JPMorgan Chase & Co.	718	47,436

		104,863

Total Financials – 10.2%		267,556
Health Care

Biotechnology – 3.7%
Alexion Pharmaceuticals, Inc. (B)	132	25,122
Amgen, Inc.	266	43,180
Biogen, Inc. (B)	94	28,919

		97,221

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 0.7%
Medtronic plc	239	$18,368

Managed Health Care – 0.8%
Anthem, Inc.	157	21,822

Pharmaceuticals – 6.0%
Allergan plc (B)	183	57,203
Bristol-Myers Squibb Co.	384	26,416
Pfizer, Inc.	1,275	41,147
Shire Pharmaceuticals Group plc ADR	124	25,338
Teva Pharmaceutical Industries Ltd. ADR	111	7,260

		157,364

Total Health Care – 11.2%		294,775
Industrials

Aerospace & Defense – 1.0%
Lockheed Martin Corp.	120	25,949

Construction & Engineering – 0.6%
Larsen & Toubro Ltd. (A)	885	17,058

Industrial Machinery – 1.8%
FANUC Ltd. (A)	126	22,168
Ingersoll-Rand plc	443	24,472

		46,640

Total Industrials – 3.4%		89,647
Information Technology

Application Software – 3.2%
Adobe Systems, Inc. (B)	470	44,189
Intuit, Inc. (F)	402	38,774

		82,963

Data Processing & Outsourced Services – 2.6%
Alliance Data Systems Corp. (B)	112	31,087
Visa, Inc., Class A	469	36,402

		67,489

Internet Software & Services – 2.7%
Alibaba Group Holding Ltd. ADR (B)	347	28,233
Google, Inc., Class A (B)	57	43,958

		72,191

IT Consulting & Other Services – 1.9%
Cognizant Technology Solutions Corp., Class A (B)(F)	816	48,974

2015	SEMIANNUAL REPORT	13

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Systems Software – 2.3%
Microsoft Corp.	1,086	$60,238

Total Information Technology –12.7%		331,855

TOTAL COMMON STOCKS – 64.9%		$1,701,545
(Cost: $1,635,039)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Amazon.com, Inc.,
Put $650.00, Expires 2–19–16, OTC (Ctrpty: UBS AG)	801	2,083
Google, Inc., Class A,
Call $860.00, Expires 3–18–16, OTC (Ctrpty: Deutsche Bank AG)	248	248
Microsoft Corp.,
Call $57.50, Expires 2–19–16, OTC (Ctrpty: Bank of America N.A.)	11,490	1,385
S&P 500 Index:
Put $2,000.00, Expires 1–8–16	1,352	953
Put $1,975.00, Expires 1–15–16	1,300	1,053
Put $1,950.00, Expires 2–19–16	1,302	2,955

TOTAL PURCHASED OPTIONS – 0.3%		$8,677
(Cost: $15,244)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Automobile Manufacturers – 0.6%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (G)(H)	$15,656	15,477

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series C,
0.000%, 12–31–20 (C)(I)	7,285	4,849

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Movies & Entertainment – 3.7%
Delta Topco Ltd.,
10.000%, 11–24–60 (D)(G)	$95,939	$95,939

Total Consumer Discretionary – 4.5%		116,265

TOTAL CORPORATE DEBT SECURITIES – 4.5%		$116,265
(Cost: $117,488)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (J)	137	11
5.500%, 10–15–25 (J)	1,018	141
5.500%, 5–15–33 (J)	534	98
6.000%, 11–15–35 (J)	387	79
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (J)	255	33
5.500%, 8–25–33 (J)	590	106
5.500%, 12–25–33 (J)	289	10
5.500%, 4–25–34 (J)	790	152
5.500%, 11–25–36 (J)	913	172
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (J)	25	—	*
5.500%, 11–20–33 (J)	22	—	*
5.500%, 7–20–35 (J)	344	66

		868

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$868
(Cost: $852)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.1%
U.S. Treasury Bonds,
2.875%, 8–15–45	37,663	36,508
U.S. Treasury Notes:
1.625%, 7–31–20	30,009	29,873

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
2.000%, 8–15–25	$69,316	$67,582

		133,963

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.1%		$133,963
(Cost: $137,102)

BULLION – 3.3%	Troy Ounces
Gold	82	87,380

(Cost: $100,571)

SHORT-TERM SECURITIES	Principal
Commercial Paper (K) – 18.6%
Air Products and Chemicals, Inc.,
0.370%, 1–20–16	$14,000	13,997
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.370%, 1–21–16	3,000	2,999
Apple, Inc.,
0.350%, 2–1–16	25,000	24,992
Becton Dickinson & Co.,
0.470%, 1–21–16	12,000	11,997
BMW U.S. Capital LLC (GTD by BMW AG),
0.370%, 1–20–16	5,000	4,999
BorgWarner, Inc.,
0.610%, 1–11–16	10,000	9,998
Campbell Soup Co.,
0.390%, 2–2–16	15,000	14,995
Clorox Co. (The):
0.340%, 1–6–16	5,000	5,000
0.460%, 1–19–16	10,000	9,998
Corporacion Andina de Fomento:
0.230%, 1–8–16	20,000	19,999
0.310%, 1–13–16	32,000	31,996
Diageo Capital plc (GTD by Diageo plc),
0.730%, 1–4–16	20,000	19,999
DTE Gas Co.,
0.430%, 1–19–16	5,000	4,999
Ecolab, Inc.,
0.470%, 1–20–16	12,000	11,997
Essilor International S.A.,
0.160%, 1–25–16	2,500	2,499
Exxon Mobil Corp.,
0.300%, 1–11–16	5,000	5,000
Federal Home Loan Bank:
0.116%, 1–6–16	2,000	2,000
0.280%, 3–2–16	10,000	9,995
0.280%, 3–14–16	10,000	9,994
0.280%, 3–17–16	10,000	9,994
0.290%, 3–28–16	25,490	25,472

14	SEMIANNUAL REPORT	2015

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (K) (Continued)
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.440%, 1–14–16	$10,000	$9,998
Honeywell International, Inc.,
0.390%, 2–24–16	4,000	3,998
Illinois Tool Works, Inc.,
0.300%, 1–4–16	4,946	4,946
Intel Corp.,
0.350%, 1–27–16	5,000	4,999
J.M. Smucker Co. (The),
0.290%, 1–4–16	3,000	3,000
John Deere Capital Corp.,
0.250%, 1–12–16	6,000	5,999
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.300%, 1–21–16	12,000	11,998
Johnson & Johnson,
0.230%, 1–4–16	5,000	5,000
Kroger Co. (The),
0.700%, 1–4–16	17,000	16,999
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.),
0.210%, 2–19–16	15,000	14,989
McCormick & Co., Inc.,
0.290%, 1–4–16	5,484	5,484
McDonalds Corp.,
0.360%, 1–19–16	15,000	14,997
Medtronic Global Holdings SCA,
0.410%, 1–13–16	10,000	9,998
Microsoft Corp.,
0.240%, 1–20–16	5,000	4,999

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (K) (Continued)
NBCUniversal Enterprise, Inc.:
0.340%, 1–7–16	$7,000	$6,999
0.430%, 1–12–16	15,000	14,998
Northern Illinois Gas Co.,
0.450%, 1–5–16	5,000	5,000
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The)),
0.360%, 1–19–16	10,000	9,998
Siemens Capital Co. LLC (GTD by Siemens AG),
0.230%, 3–29–16	5,000	4,995
St. Jude Medical, Inc.:
0.350%, 1–4–16	25,000	24,999
0.460%, 1–19–16	18,000	17,996
Virginia Electric and Power Co.:
0.550%, 1–7–16	10,000	9,999
0.530%, 1–8–16	10,000	9,999
Walt Disney Co. (The),
0.270%, 1–20–16	10,000	9,999

		485,305

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.435%, 1–6–16 (L)	3,501	3,501

Municipal Obligations – 1.1%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 1–1–16 (L)	3,000	3,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations (Continued)
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (Var Rate Demand Bonds),
0.010%, 1–7–16 (L)	$25,000	$25,000

		28,000

United States Government Agency Obligations – 1.3%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.300%, 1–6–16 (L)	9,900	9,900
0.330%, 1–6–16 (L)	20,400	20,400
0.330%, 1–7–16 (L)	5,000	5,000

		35,300

TOTAL SHORT-TERM SECURITIES – 21.1%		$552,106
(Cost: $552,078)

TOTAL INVESTMENT SECURITIES – 99.2%		$2,600,804
(Cost: $2,558,374)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		20,244

NET ASSETS – 100.0%		$2,621,048

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(D)	Restricted securities. At December 31, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1–23–12 to 6–15–12	104,001	$53,710	$38,481
Media Group Holdings LLC, Series H	8–29–13 to 10–31–13	73	50,896	8,038
Media Group Holdings LLC, Series I	4–23–13 to 11–8–13	43	23,835	17,403
Media Group Holdings LLC, Series T	7–2–13 to 1–23–15	9	19,593	26,256

		Principal

Delta Topco Ltd., 10.000%, 11–24–60	4–1–12 to 1–1–15	$95,939	96,837	95,939

			$244,871	$186,117

The	total value of these securities represented 7.1% of net assets at December 31, 2015.

(E)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated as described in Note 6 of the Notes to Financial Statements.

(F)	All or a portion of securities with an aggregate value of $62,800 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

2015	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

(G)	Payment-in-kind bonds.

(H)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $15,477 or 0.6% of net assets.

(I)	Zero coupon bond.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at December 31, 2015.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The	following forward foreign currency contracts were outstanding at December 31, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	52,603	U.S. Dollar	57,736	1-19-16	Deutsche Bank AG	$550	$—
Japanese Yen	1,652,491	U.S. Dollar	13,631	1-19-16	Morgan Stanley International	—	122

						$550	$122

The	following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Amazon.com, Inc.	UBS AG	Put	1,602	February 2016	$600.00	$2,932	$(1,890)
Google, Inc., Class A	Deutsche Bank AG	Put	198	March 2016	710.00	366	(285)
Microsoft Corp.	Bank of America N.A.	Put	3,830	February 2016	50.00	473	(232)
	Bank of America N.A.	Call	11,490	February 2016	62.50	261	(236)
S&P 500 Index	N/A	Put	1,352	January 2016	1,800.00	672	(37)
	N/A	Put	1,302	February 2016	1,700.00	733	(420)

						$5,437	$(3,100)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$253,177	$—	$90,178
Consumer Staples	228,493	—	—
Energy	145,864	—	—
Financials	267,556	—	—
Health Care	294,775	—	—
Industrials	89,647	—	—
Information Technology	331,855	—	—
Total Common Stocks	$1,611,367	$—	$90,178
Purchased Options	4,961	3,716	—
Corporate Debt Securities	—	20,326	95,939
United States Government Agency Obligations	—	868	—
United States Government Obligations	—	133,963	—
Bullion	87,380	—	—
Short-Term Securities	—	552,106	—
Total	$1,703,708	$710,979	$186,117
Forward Foreign Currency Contracts	$—	$550	$—

Liabilities
Forward Foreign Currency Contracts	$—	$122	$—
Written Options	$457	$2,643	$—

16	SEMIANNUAL REPORT	2015

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 7-1-15	$183,480	$95,939
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(53,779)	—	*
Purchases	—	—
Sales	—	—
Amortization/Accretion of premium/discount	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	(39,523)	—
Ending Balance 12-31-15	$90,178	$95,939
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-15	$(53,779)	$—	*

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended December 31, 2015, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$90,178	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	7.88 to 20%
			Illiquidity discount	10%
Corporate Debt Securities	$95,939	Discounted cash flows model	Long-term growth rate	2.50%
			Weighted average cost of capital	7.88%
			Illiquidity discount	10%

Significant increases in long-term growth rate inputs could result in a higher fair value measurement. However, significant increases in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

During the period ended December 31, 2015, securities totaling $33,299 changed valuation techniques from discounted book value to discounted cash flows model. The change in valuation techniques is primarily due to the discounted book value method no longer reflecting current market conditions.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	55.2%
United Kingdom	7.3%
Ireland	2.5%
Hong Kong	2.3%
India	2.0%
Germany	1.5%
Japan	1.2%
Italy	1.1%
China	1.1%
Other Countries	0.3%
Other+	25.5%

+Includes gold bullion, options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	17

PORTFOLIO HIGHLIGHTS

Continental Income Fund ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	61.3%
Consumer Discretionary	13.7%
Information Technology	10.7%
Health Care	10.0%
Financials	8.3%
Industrials	6.8%
Consumer Staples	4.5%
Energy	3.8%
Materials	2.1%
Telecommunication Services	1.4%
Bonds	30.0%
Corporate Debt Securities	29.3%
Loans	0.5%
United States Government and Government Agency Obligations	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	8.7%

Lipper Rankings

Category: Lipper Mixed-Asset Target Allocation Growth Funds	Rank	Percentile
1 Year	166/495	34
3 Year	85/461	19
5 Year	52/408	13
10 Year	8/307	3

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Carnival Corp.	Consumer Discretionary	Hotels, Resorts & Cruise Lines
Boeing Co. (The)	Industrials	Aerospace & Defense
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
PNC Financial Services Group, Inc. (The)	Financials	Regional Banks
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Broadcom Corp., Class A	Information Technology	Semiconductors
Limited Brands, Inc.	Consumer Discretionary	Apparel Retail
McDonalds Corp.	Consumer Discretionary	Restaurants
Union Pacific Corp.	Industrials	Railroads
Shire Pharmaceuticals Group plc ADR	Health Care	Pharmaceuticals

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

18	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary
Apparel Retail – 1.6%
Limited Brands, Inc.	248	$23,735

Cable & Satellite – 1.2%
Comcast Corp., Class A	338	19,073

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	369	16,173

Department Stores – 0.7%
Kohl’s Corp.	219	10,417

Home Improvement Retail – 1.9%
Home Depot, Inc. (The)	225	29,796

Homefurnishing Retail – 1.2%
Williams-Sonoma, Inc.	315	18,411

Hotels, Resorts & Cruise Lines – 2.7%
Carnival Corp.	578	31,500
Hyatt Hotels Corp., Class A (A)	218	10,241

		41,741

Internet Retail – 0.9%
Amazon.com, Inc. (A)	21	14,126

Movies & Entertainment – 0.9%
Twenty-First Century Fox, Inc.	522	14,200

Restaurants – 1.5%
McDonalds Corp.	193	22,801

Total Consumer Discretionary – 13.7%		210,473
Consumer Staples
Brewers – 1.0%
Anheuser-Busch InBev S.A. ADR	123	15,350

Distillers & Vintners – 1.3%
Constellation Brands, Inc.	140	19,956

Packaged Foods & Meats – 2.2%
J.M. Smucker Co. (The)	51	6,315
Kraft Foods Group, Inc.	202	14,697
Mead Johnson Nutrition Co.	166	13,098

		34,110

Total Consumer Staples – 4.5%		69,416
Energy
Oil & Gas Equipment & Services – 1.1%
Schlumberger Ltd.	235	16,419

Oil & Gas Exploration & Production – 1.7%
Newfield Exploration Co. (A)	283	9,201
Noble Energy, Inc.	536	17,641

		26,842

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation – 1.0%
Energy Transfer Partners L.P.	317	$10,709
Plains GP Holdings L.P., Class A	439	4,152

		14,861

Total Energy – 3.8%		58,122
Financials
Asset Management & Custody Banks – 1.2%
Northern Trust Corp.	246	17,756

Investment Banking & Brokerage – 0.9%
Morgan Stanley	415	13,201

Other Diversified Financial Services – 3.2%
Citigroup, Inc.	406	21,000
JPMorgan Chase & Co.	435	28,717

		49,717

Regional Banks – 1.9%
PNC Financial Services Group, Inc. (The)	308	29,355

Specialized REITs – 1.1%
Crown Castle International Corp.	197	17,065

Total Financials – 8.3%		127,094
Health Care
Biotechnology – 0.6%
Biogen, Inc. (A)	30	9,037

Health Care Equipment – 1.1%
Medtronic plc	226	17,384

Pharmaceuticals – 6.6%
Allergan plc (A)	70	21,719
GlaxoSmithKline plc ADR	331	13,340
Johnson & Johnson	203	20,873
Shire Pharmaceuticals Group plc ADR	109	22,386
Teva Pharmaceutical Industries Ltd. ADR	336	22,068

		100,386

Total Health Care – 8.3%		126,807
Industrials
Aerospace & Defense – 3.1%
Boeing Co. (The)	215	31,087
Rockwell Collins, Inc.	185	17,075

		48,162

Industrial Conglomerates – 1.4%
General Electric Co.	698	21,736

Railroads – 1.5%
Union Pacific Corp.	290	22,647

Total Industrials – 6.0%		92,545

COMMON STOCKS (Continued)	Shares	Value
Information Technology
Application Software – 0.9%
Autodesk, Inc. (A)	229	$13,977

Communications Equipment – 1.0%
Harris Corp.	175	15,242

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corp. (A)	68	18,751
FleetCor Technologies, Inc. (A)	93	13,307

		32,058

IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	351	21,061

Semiconductor Equipment – 0.9%
Applied Materials, Inc.	731	13,640

Semiconductors – 4.0%
Broadcom Corp., Class A	462	26,707
Microchip Technology, Inc.	320	14,888
Texas Instruments, Inc.	365	20,028

		61,623

Technology Hardware, Storage & Peripherals – 0.4%
Apple, Inc.	59	6,245

Total Information Technology – 10.7%		163,846
Materials
Diversified Chemicals – 1.1%
PPG Industries, Inc.	175	17,333

Diversified Metals & Mining – 0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	875	5,926

Total Materials – 1.5%		23,259
Telecommunication Services
Integrated Telecommunication Services – 0.5%
AT&T, Inc.	203	6,989

Total Telecommunication Services – 0.5%		6,989

TOTAL COMMON STOCKS – 57.3%		$878,551
(Cost: $740,637)

2015	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Health Care
Pharmaceuticals – 1.7%
Allergan plc, Convertible Series A, 5.500%	17	$16,998
Teva Pharmaceutical Industries Ltd., Convertible, 7.000% (A)	9	9,156

		26,154

Total Health Care – 1.7%		26,154
Industrials
Environmental & Facilities Services – 0.8%
Stericycle, Inc., 5.250%	135	12,361

Total Industrials – 0.8%		12,361
Materials
Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible	11	8,981

Total Materials – 0.6%		8,981
Telecommunication Services
Integrated Telecommunication Services – 0.9%
Frontier Communications Corp., Convertible Series A, 11.125%	148	13,594

Total Telecommunication Services – 0.9%		13,594

TOTAL PREFERRED STOCKS – 4.0%		$61,090
(Cost: $63,931)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel Retail – 0.3%
L Brands, Inc.,
6.875%, 11-1-35 (B)	$1,500	1,541
Limited Brands, Inc.,
6.625%, 4-1-21	2,915	3,228

		4,769

Auto Parts & Equipment – 0.1%
Delphi Corp.,
5.000%, 2-15-23	808	855

Automobile Manufacturers – 0.5%
Volkswagen Group of America, Inc.:
2.125%, 5-23-19 (B)	5,000	4,745
2.400%, 5-22-20 (B)	2,500	2,341

		7,086

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Broadcasting – 0.0%
Discovery Communications LLC,
3.300%, 5-15-22	$900	$849

Cable & Satellite – 0.4%
News American, Inc.,
3.000%, 9-15-22	2,000	1,971
Pearson Funding Five plc,
3.250%, 5-8-23 (B)	800	754
Viacom, Inc.:
2.500%, 9-1-18	800	798
2.200%, 4-1-19	1,300	1,278
2.750%, 12-15-19	1,500	1,480

		6,281

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7-15-17	450	462
1.875%, 4-15-18	750	743

		1,205

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4-15-23	1,000	970

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7-15-23	250	237

Household Appliances – 0.2%
Stanley Black & Decker, Inc.,
2.451%, 11-17-18	3,500	3,514

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12-5-19	1,650	1,676

Specialty Stores – 0.2%
GNC Holdings, Inc., Convertible,
1.500%, 8-15-20 (B)	3,250	2,602

Total Consumer Discretionary – 2.0%		30,044
Consumer Staples
Brewers – 0.1%
SABMiller Holdings, Inc.,
2.200%, 8-1-18 (B)	1,800	1,796

Distillers & Vintners – 0.0%
Beam, Inc.,
1.750%, 6-15-18	750	739

Drug Retail – 0.2%
CVS Health Corp.,
2.800%, 7-20-20	2,365	2,377

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Drug Retail (Continued)
Walgreens Boots Alliance, Inc.,
2.700%, 11-18-19	$1,050	$1,048

		3,425

Food Distributors – 0.2%
Campbell Soup Co.,
2.500%, 8-2-22	900	854
ConAgra Foods, Inc.,
1.900%, 1-25-18	2,498	2,484

		3,338

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10-1-22	250	243

Packaged Foods & Meats – 0.1%
Mead Johnson Nutrition Co.,
3.000%, 11-15-20	1,200	1,200

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8-15-22	1,200	1,162

Soft Drinks – 0.3%
Coca-Cola Co. (The),
1.875%, 10-27-20	4,150	4,109

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6-15-20 (B)	2,400	2,400

Total Consumer Staples – 1.2%		18,412
Energy
Oil & Gas Equipment & Services – 0.8%
Brand Energy & Infrastructure Services,
8.500%, 12-1-21 (B)	9,000	7,740
Newpark Resources, Inc., Convertible,
4.000%, 10-1-17	1,200	1,068
Schlumberger Holding Corp.,
2.350%, 12-21-18 (B)	3,500	3,478

		12,286

Oil & Gas Exploration & Production – 1.3%
BP Capital Markets plc,
2.315%, 2-13-20	1,500	1,479
BP Capital Markets plc (GTD by BP plc),
2.241%, 9-26-18	2,850	2,859
Devon Energy Corp.,
2.250%, 12-15-18	1,500	1,369
ONEOK Partners L.P.,
3.200%, 9-15-18	1,500	1,431

20	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production – 1.3% (Continued)
Stone Energy Corp., Convertible,
1.750%, 3-1-17	$6,300	$4,654
Whiting Petroleum Corp., Convertible,
1.250%, 4-1-20 (B)	12,000	8,160

		19,952

Oil & Gas Storage & Transportation – 1.2%
Buckeye Partners L.P.,
2.650%, 11-15-18	3,300	3,175
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9-1-19	6,502	3,681
Kinder Morgan Energy Partners L.P.,
2.650%, 2-1-19	1,850	1,710
Plains All American Pipeline L.P. and PAA Finance Corp.:
2.600%, 12-15-19	1,250	1,109
4.650%, 10-15-25	7,500	6,551
Williams Partners L.P.,
3.600%, 3-15-22	3,500	2,754

		18,980

Total Energy – 3.3%		51,218
Financials

Asset Management & Custody Banks – 0.6%
Ares Capital Corp.:
4.875%, 11-30-18	3,300	3,436
3.875%, 1-15-20	6,050	6,143

		9,579

Consumer Finance – 1.0%
American Express Co.,
4.900%, 12-29-49	3,200	3,040
Capital One Bank USA N.A.:
2.150%, 11-21-18	1,500	1,487
2.250%, 2-13-19	2,000	1,991
Capital One N.A.,
2.400%, 9-5-19	2,100	2,078
Hyundai Capital America,
2.875%, 8-9-18 (B)	1,200	1,213
Intercontinental Exchange, Inc.,
2.500%, 10-15-18	1,200	1,211
SLM Corp.,
4.875%, 6-17-19	1,500	1,380
Total System Services, Inc.,
2.375%, 6-1-18	3,900	3,860

		16,260

Diversified Banks – 6.1%
ABN AMRO Bank N.V.,
2.500%, 10-30-18 (B)	3,000	3,019

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Bank of America Corp.:
2.000%, 1-11-18	$2,100	$2,098
8.000%, 12-29-49	5,400	5,495
Bank of New York Mellon Corp. (The),
2.100%, 1-15-19	3,500	3,517
Bank of Nova Scotia (The):
1.450%, 4-25-18	2,000	1,985
2.050%, 10-30-18	3,150	3,158
Barclays Bank plc,
2.500%, 2-20-19	1,400	1,403
BNP Paribas S.A.,
2.450%, 3-17-19	2,600	2,613
Commonwealth Bank of Australia,
2.250%, 3-13-19	2,900	2,906
DBS Group Holdings Ltd.,
2.246%, 7-16-19 (B)	5,250	5,222
ING Bank N.V.:
2.500%, 10-1-19 (B)	3,500	3,507
2.450%, 3-16-20 (B)	4,000	3,989
KeyBank N.A.,
2.500%, 12-15-19	2,500	2,504
Lloyds Bank plc,
2.350%, 9-5-19	1,750	1,750
Mizuho Bank Ltd.,
2.650%, 9-25-19 (B)	3,500	3,518
National Australia Bank Ltd.,
2.400%, 12-9-19 (B)	6,750	6,751
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12-31-49 (B)	4,500	4,573
Royal Bank of Canada,
2.350%, 10-30-20	3,500	3,470
Royal Bank of Scotland Group plc (The),
7.640%, 3-29-49	3,400	3,553
Skandinaviska Enskilda Banken AB,
2.375%, 3-25-19 (B)	2,000	2,009
Societe Generale S.A.:
4.250%, 4-14-25 (B)	1,750	1,652
5.922%, 4-29-49 (B)	7,000	7,096
Standard Chartered plc,
2.250%, 4-17-20 (B)	7,000	6,832
Sumitomo Mitsui Banking Corp.,
2.450%, 1-16-20	2,400	2,387
UBS Preferred Funding Trust V,
6.243%, 5-29-49	4,250	4,261
Westpac Banking Corp.,
2.250%, 7-30-18	4,000	4,033

		93,301

Diversified Capital Markets – 0.2%
Intercontinental Exchange, Inc.,
2.750%, 12-1-20	2,630	2,630

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 1.1%
BGC Partners, Inc.,
5.375%, 12-9-19	$3,000	$3,112
Charles Schwab Corp. (The),
2.200%, 7-25-18	700	702
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3-26-20 (B)	2,500	2,477
Goldman Sachs Group, Inc. (The):
2.900%, 7-19-18	1,200	1,223
2.625%, 1-31-19	2,000	2,015
2.600%, 4-23-20	1,800	1,796
Morgan Stanley:
2.125%, 4-25-18	2,000	2,004
2.650%, 1-27-20	3,250	3,242

		16,571

Life & Health Insurance – 0.3%
AIA Group Ltd.,
2.250%, 3-11-19 (B)	1,600	1,592
New York Life Global Funding,
1.550%, 11-2-18 (B)	2,450	2,430

		4,022

Multi-Line Insurance – 0.3%
American International Group, Inc.,
2.300%, 7-16-19	1,950	1,934
Aon plc (GTD by Aon Corp.),
2.800%, 3-15-21	3,500	3,487

		5,421

Other Diversified Financial Services – 2.2%
Citigroup, Inc.:
3.875%, 2-19-19	1,400	1,393
5.800%, 11-29-49	5,000	4,957
5.950%, 12-29-49	850	847
5.950%, 12-31-49	4,500	4,331
Daimler Finance North America LLC,
2.375%, 8-1-18 (B)	2,250	2,253
Fidelity National Financial, Inc.,
6.600%, 5-15-17	1,300	1,372
Fidelity National Information Services, Inc.:
2.000%, 4-15-18	500	492
2.850%, 10-15-18	2,300	2,308
Fifth Street Finance Corp.,
4.875%, 3-1-19	5,000	4,990
JPMorgan Chase & Co.,
7.900%, 4-29-49	2,000	2,036
Moody’s Corp.,
2.750%, 7-15-19	800	807
MUFG Americas Holdings Corp.,
2.250%, 2-10-20	1,550	1,525

2015	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Other Diversified Financial Services (Continued)
PennantPark Investment Corp.,
4.500%, 10-1-19	$5,250	$5,256
Total Capital,
2.125%, 8-10-18	1,200	1,204

		33,771

Regional Banks – 0.5%
PNC Bank N.A.,
2.200%, 1-28-19	2,250	2,258
SunTrust Banks, Inc.:
2.350%, 11-1-18	2,800	2,815
5.625%, 12-29-49	2,800	2,817

		7,890

Specialized REITs – 0.6%
Air Lease Corp.,
3.750%, 2-1-22	2,400	2,357
Aircastle Ltd.,
5.125%, 3-15-21	5,293	5,439
Crown Castle International Corp.,
5.250%, 1-15-23	1,171	1,231

		9,027

Total Financials – 12.9%		198,472
Health Care

Biotechnology – 0.5%
Amgen, Inc.:
2.200%, 5-22-19	4,200	4,196
2.125%, 5-1-20	3,000	2,960

		7,156

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A.,
3.500%, 4-15-18	250	237
Zimmer Holdings, Inc.,
2.700%, 4-1-20	1,650	1,630

		1,867

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3-30-20	1,750	1,727

Health Care Supplies – 0.7%
C.R. Bard, Inc.,
1.375%, 1-15-18	2,800	2,765
Cardinal Health, Inc.,
2.400%, 11-15-19	2,400	2,400
Express Scripts Holding Co.,
2.250%, 6-15-19	4,000	3,977
Medtronic, Inc.,
2.500%, 3-15-20	1,500	1,511

		10,653

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3-15-19	$1,600	$1,592
UnitedHealth Group, Inc.,
2.700%, 7-15-20	1,000	1,011
WellPoint, Inc.,
1.875%, 1-15-18	4,800	4,779

		7,382

Pharmaceuticals – 0.7%
Forest Laboratories, Inc.,
5.000%, 12-15-21 (B)	5,000	5,435
Perrigo Co. Ltd.,
2.300%, 11-8-18	5,000	4,930

		10,365

Total Health Care – 2.6%		39,150
Industrials

Aerospace & Defense – 2.1%
BAE Systems Holdings, Inc.,
2.850%, 12-15-20 (B)	2,400	2,395
Huntington Ingalls Industries, Inc.,
5.000%, 11-15-25 (B)	10,095	10,246
Northrop Grumman Corp.,
1.750%, 6-1-18	950	943
TransDigm Group, Inc.,
7.500%, 7-15-21	9,793	10,136
TransDigm, Inc.,
6.000%, 7-15-22	8,800	8,602

		32,322

Airlines – 0.2%
Southwest Airlines Co.,
2.650%, 11-5-20	2,625	2,613

Environmental & Facilities Services – 0.0%
Republic Services, Inc.,
5.000%, 3-1-20	500	543

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5-15-20	776	749

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11-15-18	1,000	999
2.350%, 2-26-19	600	595

		1,594

Total Industrials – 2.5%		37,821
Information Technology

Data Processing & Outsourced Services – 0.1%
Fiserv, Inc.,
2.700%, 6-1-20	1,800	1,786

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 1.4%
Broadcom Corp.,
2.700%, 11-1-18	$750	$753
Micron Technology, Inc.,
5.500%, 2-1-25	5,293	4,605
Micron Technology, Inc., Convertible,
3.000%, 11-15-43	19,500	16,209

		21,567

Systems Software – 0.4%
CA, Inc.,
2.875%, 8-15-18	2,000	2,008
Oracle Corp.,
2.250%, 10-8-19	3,500	3,538

		5,546

Total Information Technology – 1.9%		28,899
Materials

Construction Materials – 0.3%
Hillman Group, Inc. (The),
6.375%, 7-15-22 (B)	5,600	4,648

Diversified Chemicals – 0.1%
Solvay Finance (America) LLC (GTD by Solvay S.A.),
3.400%, 12-3-20 (B)	1,500	1,488

Diversified Metals & Mining – 0.5%
Anglo American plc,
4.125%, 4-15-21 (B)	1,300	890
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3-15-18	400	312
Glencore Funding LLC:
3.125%, 4-29-19 (B)	3,500	2,923
2.875%, 4-16-20 (B)	3,500	2,730
Teck Resources,
3.000%, 3-1-19	1,200	744

		7,599

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7-15-19	1,300	1,299

Industrial Gases – 0.1%
Airgas, Inc.,
1.650%, 2-15-18	1,250	1,245
Praxair, Inc.,
3.000%, 9-1-21	500	506

		1,751

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5-1-18 (B)	1,164	1,117

22	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12-1-19	$1,200	$1,177
RPM International, Inc.,
3.450%, 11-15-22	750	720

		1,897

Total Materials – 1.3%		19,799
Telecommunication Services

Integrated Telecommunication Services – 0.6%
AT&T, Inc.,
2.300%, 3-11-19	8,250	8,248
Verizon Communications, Inc.,
2.625%, 2-21-20	1,717	1,723

		9,971

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3-15-22	1,140	1,199
Virgin Media Finance plc,
4.875%, 2-15-22	298	270

		1,469

Total Telecommunication Services – 0.7%		11,440
Utilities

Electric Utilities – 0.2%
Electricite de France S.A.,
2.150%, 1-22-19 (B)	2,500	2,488
PPL Energy Supply LLC,
4.600%, 12-15-21	2,100	1,291

		3,779

Gas Utilities – 0.2%
Sempra Energy,
2.400%, 3-15-20	2,300	2,249

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12-1-19	2,500	2,491

Renewable Electricity – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2-15-19	5,755	5,313

Total Utilities – 0.9%		13,832

TOTAL CORPORATE DEBT SECURITIES – 29.3%		$449,087
(Cost: $464,560)

LOANS (C)	Principal	Value
Financials

Other Diversified Financial Services – 0.5%
WP Mustang Holdings LLC,
0.000%, 5-29-22 (D)	$7,478	$7,454

Total Financials – 0.5%		7,454

TOTAL LOANS – 0.5%		$7,454
(Cost: $7,478)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
National Archives Facility Trust,
8.500%, 9-1-19	1,440	1,625

Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12-1-31	61	69
6.500%, 1-1-32	50	56
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7-1-18	232	240
4.500%, 9-1-19	475	492
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9-15-18	216	222
6.500%, 8-15-28	32	37

		1,116

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$2,741
(Cost: $2,497)

SHORT-TERM SECURITIES
Commercial Paper (E) – 8.3%
Abbott Laboratories,
0.250%, 1-26-16	10,000	9,998
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.380%, 1-28-16	5,000	4,999
Campbell Soup Co.,
0.310%, 1-8-16	7,745	7,744
Clorox Co. (The):
0.420%, 1-5-16	10,000	9,999
0.340%, 1-6-16	3,748	3,748
0.470%, 1-20-16	7,700	7,698
Essilor International S.A.,
0.160%, 1-25-16	5,000	4,999
Federal Home Loan Bank,
0.280%, 3-14-16	10,000	9,994

SHORT-TERM SECURITIES (Continued)	Principal	Value
Illinois Tool Works, Inc.,
0.300%, 1-4-16	$4,000	$4,000
Intel Corp.,
0.210%, 2-25-16	3,000	2,998
Johnson & Johnson,
0.190%, 1-11-16	15,000	14,999
Kellogg Co.,
0.430%, 1-11-16	10,000	9,999
Kimberly-Clark Corp.,
0.380%, 1-28-16	7,210	7,208
NBCUniversal Enterprise, Inc.,
0.430%, 1-12-16	15,000	14,998
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.300%, 1-4-16	3,164	3,164
Walt Disney Co. (The),
0.270%, 1-20-16	10,000	9,999

		126,544

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (F)	77	77

Notes – 0.6%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.330%, 1-6-16 (F)	5,000	5,000
0.420%, 1-7-16 (F)	4,100	4,100

		9,100

TOTAL SHORT-TERM SECURITIES – 8.9%		$135,721
(Cost: $135,713)

TOTAL INVESTMENT SECURITIES – 100.2%		$1,534,644
(Cost: $1,414,816)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.2)%		(2,481)

NET ASSETS – 100.0%		$1,532,163

2015	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Continental Income Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $128,050 or 8.4% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015.

(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(E)	Rate shown is the yield to maturity at December 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$878,551	$—	$—
Preferred Stocks	52,109	8,981	—
Corporate Debt Securities	—	449,087	—
Loans	—	7,454	—
United States Government Agency Obligations	—	2,741	—
Short-Term Securities	—	135,721	—
Total	$930,660	$603,984	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Core Investment Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	99.0%
Information Technology	22.2%
Health Care	21.4%
Consumer Discretionary	13.8%
Consumer Staples	12.7%
Financials	8.6%
Industrials	7.1%
Telecommunication Services	5.0%
Energy	4.9%
Materials	3.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.0%

Lipper Rankings

Category: Lipper Large-Cap Core Funds	Rank	Percentile
1 Year	452/876	52
3 Year	476/793	60
5 Year	233/708	33
10 Year	26/516	6

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Teva Pharmaceutical Industries Ltd. ADR	Health Care	Pharmaceuticals
Google, Inc., Class A	Information Technology	Internet Software & Services
Philip Morris International, Inc.	Consumer Staples	Tobacco
Citigroup, Inc.	Financials	Other Diversified Financial Services
Allergan plc	Health Care	Pharmaceuticals
Shire Pharmaceuticals Group plc ADR	Health Care	Pharmaceuticals
Medtronic plc	Health Care	Health Care Equipment
American International Group, Inc.	Financials	Multi-Line Insurance
American Tower Corp., Class A	Telecommunication Services	Wireless Telecommunication Service

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.6%
Polo Ralph Lauren Corp.	244	$27,190

Auto Parts & Equipment – 1.6%
Magna International, Inc.	1,605	65,095

Cable & Satellite – 2.3%
Comcast Corp., Class A	1,658	93,555

Footwear – 1.9%
NIKE, Inc., Class B	1,265	79,075

General Merchandise Stores – 1.1%
Dollar General Corp.	610	43,869

Home Improvement Retail – 2.5%
Home Depot, Inc. (The)	786	103,901

Internet Retail – 2.2%
Amazon.com, Inc. (A)	132	89,488

Restaurants – 1.6%
Chipotle Mexican Grill, Inc., Class A (A)	140	67,275

Total Consumer Discretionary – 13.8%		569,448
Consumer Staples

Brewers – 3.3%
Anheuser-Busch InBev S.A. ADR	664	82,949
Molson Coors Brewing Co., Class B	580	54,483

		137,432

Distillers & Vintners – 1.0%
Constellation Brands, Inc.	297	42,248

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	573	92,459

Packaged Foods & Meats – 2.4%
Kraft Foods Group, Inc.	1,355	98,611

Tobacco – 3.8%
Philip Morris International, Inc.	1,765	155,175

Total Consumer Staples – 12.7%		525,925
Energy

Oil & Gas Equipment & Services – 0.5%
Halliburton Co.	549	18,688

Oil & Gas Exploration & Production – 4.4%
Cabot Oil & Gas Corp.	2,736	48,405
Cimarex Energy Co.	631	56,381
EOG Resources, Inc.	1,113	78,768

		183,554

Total Energy – 4.9%		202,242

COMMON STOCKS (Continued)	Shares	Value
Financials

Multi-Line Insurance – 2.9%
American International Group, Inc.	1,935	$119,930

Other Diversified Financial Services – 5.7%
Citigroup, Inc.	2,614	135,259
JPMorgan Chase & Co.	1,521	100,432

		235,691

Total Financials – 8.6%		355,621
Health Care

Biotechnology – 4.4%
Alexion Pharmaceuticals, Inc. (A)	565	107,738
Celgene Corp. (A)	626	74,961

		182,699

Health Care Equipment – 3.0%
Medtronic plc	1,596	122,772

Health Care Facilities – 1.4%
HCA Holdings, Inc. (A)	858	58,027

Pharmaceuticals – 12.6%
Allergan plc (A)	409	127,720
Bristol-Myers Squibb Co.	1,573	108,219
Shire Pharmaceuticals Group plc ADR	608	124,588
Teva Pharmaceutical Industries Ltd. ADR	2,426	159,236

		519,763

Total Health Care – 21.4%		883,261
Industrials

Aerospace & Defense – 3.9%
Boeing Co. (The)	642	92,813
Rockwell Collins, Inc.	731	67,471

		160,284

Railroads – 3.2%
Canadian Pacific Railway Ltd.	491	62,639
Kansas City Southern	919	68,614

		131,253

Total Industrials – 7.1%		291,537
Information Technology

Application Software – 2.7%
Adobe Systems, Inc. (A)	1,164	109,374

Data Processing & Outsourced Services – 4.3%
MasterCard, Inc., Class A	945	91,966
Visa, Inc., Class A	1,116	86,507

		178,473

Internet Software & Services – 3.9%
Google, Inc., Class A (A)	204	159,025

COMMON STOCKS (Continued)	Shares	Value
IT Consulting & Other Services – 1.4%
Cognizant Technology Solutions Corp., Class A (A)	962	$57,709

Semiconductor Equipment – 2.6%
Applied Materials, Inc.	5,802	108,323

Semiconductors – 3.4%
NXP Semiconductors N.V. (A)	1,192	100,458
Texas Instruments, Inc.	749	41,064

		141,522

Systems Software – 3.9%
Microsoft Corp.	2,936	162,901

Total Information Technology – 22.2%		917,327
Materials

Industrial Gases – 1.9%
Air Products and Chemicals, Inc.	612	79,653

Specialty Chemicals – 1.4%
Sherwin-Williams Co. (The)	221	57,476

Total Materials – 3.3%		137,129
Telecommunication Services

Alternative Carriers – 2.2%
Level 3 Communications, Inc. (A)	1,656	90,020

Wireless Telecommunication Service – 2.8%
American Tower Corp., Class A	1,193	115,690

Total Telecommunication Services – 5.0%		205,710

TOTAL COMMON STOCKS – 99.0%		$4,088,200
(Cost: $3,483,344)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 0.9%
Becton Dickinson & Co.,
0.480%, 2-1-16	$5,000	4,998
Federal Home Loan Bank,
0.116%, 1-6-16	3,000	3,000
J.M. Smucker Co. (The),
0.290%, 1-4-16	2,500	2,500
Kellogg Co.,
0.330%, 1-8-16	10,000	9,999

26	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Core Investment Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Kroger Co. (The):
0.700%, 1-4-16	$10,000	$9,999
0.700%, 1-6-16	5,000	5,000
Northern Illinois Gas Co.,
0.450%, 1-4-16	2,226	2,226

		37,722

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (C)	985	985

TOTAL SHORT-TERM SECURITIES – 0.9%		$38,707
(Cost: $38,705)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,126,907
(Cost: $3,522,049)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		4,190

NET ASSETS – 100.0%		$4,131,097

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,088,200	$—	$—
Short-Term Securities	—	38,707	—
Total	$4,088,200	$38,707	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS

Dividends Opportunities Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	92.7%
Financials	19.7%
Health Care	18.6%
Industrials	14.4%
Consumer Discretionary	11.3%
Information Technology	11.2%
Consumer Staples	8.1%
Energy	4.2%
Materials	3.4%
Utilities	1.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.3%

Lipper Rankings

Category: Lipper Equity Income Funds	Rank	Percentile
1 Year	186/507	37
3 Year	135/395	35
5 Year	232/297	78
10 Year	128/189	68

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Teva Pharmaceutical Industries Ltd. ADR	Health Care	Pharmaceuticals
Pfizer, Inc.	Health Care	Pharmaceuticals
Medtronic plc	Health Care	Health Care Equipment
Citigroup, Inc.	Financials	Other Diversified Financial Services
Microsoft Corp.	Information Technology	Systems Software
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
McDonalds Corp.	Consumer Discretionary	Restaurants
CVS Caremark Corp.	Consumer Staples	Drug Retail
Applied Materials, Inc.	Information Technology	Semiconductor Equipment
Bristol-Myers Squibb Co.	Health Care	Pharmaceuticals

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

28	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.8%
Omnicom Group, Inc.	138	$10,411

Apparel Retail – 1.5%
Limited Brands, Inc.	94	8,959

Cable & Satellite – 2.6%
Comcast Corp., Class A	189	10,688
Time Warner Cable, Inc.	25	4,584

		15,272

Home Improvement Retail – 2.0%
Home Depot, Inc. (The)	91	12,008

Restaurants – 3.3%
McDonalds Corp.	162	19,192

Total Consumer Discretionary – 11.2%		65,842
Consumer Staples

Brewers – 1.5%
Anheuser-Busch InBev S.A. ADR	71	8,919

Drug Retail – 2.7%
CVS Caremark Corp.	162	15,873

Packaged Foods & Meats – 1.6%
Unilever plc (A)	212	9,148

Tobacco – 2.3%
Philip Morris International, Inc.	155	13,639

Total Consumer Staples – 8.1%		47,579
Energy

Integrated Oil & Gas – 1.0%
Occidental Petroleum Corp.	86	5,811

Oil & Gas Exploration & Production – 1.5%
Anadarko Petroleum Corp.	83	4,051
Devon Energy Corp.	145	4,645

		8,696

Oil & Gas Refining & Marketing – 0.7%
Marathon Petroleum Corp. L.P.	109	4,298

Oil & Gas Storage & Transportation – 1.0%
Energy Transfer Equity L.P.	426	5,859

Total Energy – 4.2%		24,664
Financials

Diversified Banks – 2.0%
Wells Fargo & Co.	217	11,785

Industrial REITs – 1.5%
ProLogis	200	8,569

COMMON STOCKS (Continued)	Shares	Value
Investment Banking & Brokerage – 1.8%
Morgan Stanley	333	$10,604

Multi-Line Insurance – 1.9%
American International Group, Inc.	179	11,080

Other Diversified Financial Services – 7.6%
Citigroup, Inc.	436	22,576
JPMorgan Chase & Co.	335	22,099

		44,675

Property & Casualty Insurance – 1.6%
ACE Ltd.	79	9,278

Regional Banks – 1.0%
PNC Financial Services Group, Inc. (The)	64	6,062

Specialized REITs – 2.3%
Crown Castle International Corp.	152	13,158

Total Financials – 19.7%		115,211
Health Care

Health Care Equipment – 3.9%
Medtronic plc	295	22,684

Pharmaceuticals – 14.7%
Bristol-Myers Squibb Co.	222	15,247
Johnson & Johnson	99	10,164
Merck & Co., Inc.	149	7,852
Pfizer, Inc.	813	26,229
Teva Pharmaceutical Industries Ltd. ADR	408	26,758

		86,250

Total Health Care – 18.6%		108,934
Industrials

Aerospace & Defense – 6.0%
BAE Systems plc (A)	1,093	8,046
Boeing Co. (The)	101	14,604
Honeywell International, Inc.	121	12,480

		35,130

Commercial Printing – 1.7%
Corrections Corp. of America	371	9,825

Industrial Conglomerates – 2.5%
General Electric Co.	475	14,803

Industrial Machinery – 1.1%
Eaton Corp.	121	6,281

Railroads – 2.0%
Union Pacific Corp.	152	11,867

COMMON STOCKS (Continued)	Shares	Value
Research & Consulting Services – 1.1%
Nielsen Holdings plc	136	$6,333

Total Industrials – 14.4%		84,239
Information Technology

Data Processing & Outsourced Services – 1.5%
Paychex, Inc.	165	8,706

Semiconductor Equipment – 2.7%
Applied Materials, Inc.	836	15,601

Semiconductors – 3.3%
Cypress Semiconductor Corp.	808	7,928
Texas Instruments, Inc.	208	11,422

		19,350

Systems Software – 3.8%
Microsoft Corp.	401	22,222

Total Information Technology – 11.3%		65,879
Materials

Diversified Chemicals – 1.8%
PPG Industries, Inc.	104	10,267

Industrial Gases – 1.6%
Air Products and Chemicals, Inc.	73	9,524

Total Materials – 3.4%		19,791
Utilities

Electric Utilities – 1.8%
PPL Corp.	305	10,425

Total Utilities – 1.8%		10,425

TOTAL COMMON STOCKS – 92.7%		$542,564
(Cost: $430,391)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.6%
Air Products and Chemicals, Inc., 0.370%, 1-20-16	$5,000	4,999
Diageo Capital plc (GTD by Diageo plc), 0.730%, 1-4-16	5,000	5,000
Federal Home Loan Bank: 0.110%, 1-15-16	5,500	5,500
0.280%, 3-14-16	10,000	9,994
J.M. Smucker Co. (The), 0.290%, 1-4-16	1,400	1,400
Kimberly-Clark Corp., 0.380%, 1-28-16	5,000	4,998

2015	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS

Dividend Opportunities Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Northern Illinois Gas Co., 0.450%, 1-4-16	$1,385	$1,385
Scotiabanc, Inc. (GTD by Bank of Nova Scotia (The)), 0.220%, 1-4-16	5,000	5,000

		38,276

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (C)	2,284	2,284

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.300%, 1-6-16 (C)	1,840	1,840

TOTAL SHORT-TERM SECURITIES – 7.3%		$42,400
(Cost: $42,399)

TOTAL INVESTMENT SECURITIES – 100.0%		$584,964
(Cost: $472,790)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		232

NET ASSETS – 100.0%		$585,196

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$542,564	$—	$—
Short-Term Securities	—	42,400	—
Total	$542,564	$42,400	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

30	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Energy Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	94.6%
Energy	89.2%
Financials	4.1%
Industrials	1.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.4%

Lipper Rankings

Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	24/86	28
3 Year	12/70	17
5 Year	26/64	40

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	89.3%
United States	85.5%
Canada	3.8%
Europe	5.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	5.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
CME Group, Inc.	United States	Financials	Specialized Finance
Baker Hughes, Inc.	United States	Energy	Oil & Gas Equipment & Services
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Cimarex Energy Co.	United States	Energy	Oil & Gas Exploration & Production
Newfield Exploration Co.	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Parsley Energy, Inc., Class A	United States	Energy	Oil & Gas Exploration & Production
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Marathon Petroleum Corp. L.P.	United States	Energy	Oil & Gas Refining & Marketing

See your advisor or www.waddell.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 5.9%
Chevron Corp.	25	$2,262
Exxon Mobil Corp.	60	4,654
Royal Dutch Shell plc, Class A (A)	99	2,275
Suncor Energy, Inc.	122	3,136

		12,327

Oil & Gas Drilling – 1.6%
Helmerich & Payne, Inc.	23	1,210
Patterson-UTI Energy, Inc.	138	2,087

		3,297

Oil & Gas Equipment & Services – 21.4%
Baker Hughes, Inc.	179	8,270
Cameron International Corp. (B)	64	4,035
Core Laboratories N.V.	44	4,823
FMC Technologies, Inc. (B)	62	1,787
Forum Energy Technologies, Inc. (B)	212	2,644
Halliburton Co.	226	7,690
Schlumberger Ltd.	125	8,708
Superior Energy Services, Inc.	214	2,883
Weatherford International Ltd. (B)	481	4,036

		44,876

Oil & Gas Exploration & Production – 36.9%
Anadarko Petroleum Corp.	106	5,171
Cimarex Energy Co.	82	7,342
Concho Resources, Inc. (B)	62	5,799
Continental Resources, Inc. (B)	202	4,640
Diamondback Energy, Inc. (B)	61	4,081
EOG Resources, Inc.	91	6,467
Gulfport Energy Corp. (B)	114	2,794
Laredo Petroleum Holdings, Inc. (B)	270	2,159
Memorial Resource Development Corp. (B)	197	3,178
Newfield Exploration Co. (B)	221	7,183
Noble Energy, Inc.	138	4,556

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
Oasis Petroleum LLC (B)	373	$2,750
Parsley Energy, Inc., Class A (B)	355	6,551
Pioneer Natural Resources Co.	55	6,921
RSP Permian, Inc. (B)	235	5,741
Whiting Petroleum Corp. (B)	230	2,172

		77,505

Oil & Gas Refining & Marketing – 13.2%
HollyFrontier Corp.	62	2,483
Marathon Petroleum Corp.	90	4,679
Marathon Petroleum Corp. L.P.	149	5,880
Phillips 66	55	4,515
Tesoro Corp.	52	5,432
Valero Energy Corp.	67	4,716

		27,705

Oil & Gas Storage & Transportation – 10.2%
Columbia Pipeline Partners L.P.	139	2,433
Enbridge, Inc.	66	2,177
Energy Transfer Equity L.P.	183	2,507
Phillips 66 Partners L.P.	84	5,158
Plains GP Holdings L.P., Class A	73	690
Shell Midstream Partners L.P.	38	1,564
Tallgrass Energy GP L.P., Class A	161	2,565
Valero Energy Partners L.P.	50	2,578
Williams Co., Inc. (The)	70	1,807

		21,479

Total Energy – 89.2%		187,189
Financials

Specialized Finance – 4.1%
CME Group, Inc.	96	8,702

Total Financials – 4.1%		8,702

COMMON STOCKS (Continued)	Shares	Value
Industrials

Railroads – 1.3%
Canadian Pacific Railway Ltd.	21	$2,692

Total Industrials – 1.3%		2,692

TOTAL COMMON STOCKS – 94.6%		$198,583
(Cost: $202,144)

SHORT-TERM SECURITIES	Principal

Commercial Paper (C) – 9.2%
Abbott Laboratories,
0.250%, 1-26-16	$5,000	4,999
Federal Home Loan Bank,
0.280%, 3-3-16	2,000	1,999
Illinois Tool Works, Inc.,
0.300%, 1-4-16	5,500	5,500
Northern Illinois Gas Co.,
0.450%, 1-4-16	1,860	1,860
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.380%, 1-26-16	5,000	4,999

		19,357

Master Note – 0.8%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (D)	1,633	1,633

TOTAL SHORT-TERM SECURITIES – 10.0%		$20,990
(Cost: $20,989)

TOTAL INVESTMENT SECURITIES – 104.6%		$219,573
(Cost: $223,133)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.6)%		(9,719)

NET ASSETS – 100.0%		$209,854

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

32	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Energy Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$198,583	$—	$—
Short-Term Securities	—	20,990	—
Total	$198,583	$20,990	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guarenteed

Country Diversification
(as a % of net assets)
United States	85.5%
Canada	3.8%
Netherlands	2.3%
Switzerland	1.9%
United Kingdom	1.1%
Other+	5.4%

+Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS

Global Growth Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	93.2%
Health Care	23.1%
Consumer Discretionary	22.2%
Information Technology	18.0%
Industrials	11.5%
Financials	5.3%
Consumer Staples	5.0%
Telecommunication Services	4.7%
Energy	3.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.8%

Lipper Rankings

Category: Lipper Global Large-Cap Growth Funds	Rank	Percentile
1 Year	47/113	42
3 Year	78/96	81
5 Year	55/68	80
10 Year	24/51	47

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	56.0%
United States	54.7%
Other North America	1.3%
Europe	22.9%
Germany	5.3%
United Kingdom	4.3%
France	3.8%
Other Europe	9.5%
Pacific Basin	11.6%
China	6.5%
Japan	4.1%
Other Pacific Basin	1.0%
Other	2.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	6.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Visa, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Amazon.com, Inc.	United States	Consumer Discretionary	Internet Retail
Alphabet, Inc., Class C	United States	Information Technology	Internet Software & Services
Carnival Corp.	United States	Consumer Discretionary	Hotels, Resorts & Cruise Lines
JD.com, Inc. ADR	China	Consumer Discretionary	Internet Retail
Level 3 Communications, Inc.	United States	Telecommunication Services	Alternative Carriers
MasterCard, Inc., Class A	United States	Information Technology	Data Processing & Outsourced Services
Teva Pharmaceutical Industries Ltd. ADR	Israel	Health Care	Pharmaceuticals
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
Shire plc	United Kingdom	Health Care	Pharmaceuticals

See your advisor or www.waddell.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

34	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Consumer Staples – 2.1%
InBev N.V.	112	$13,954

Total Belgium – 2.1%		$13,954
Canada

Industrials – 1.3%
Canadian Pacific Railway Ltd.	65	8,314

Total Canada – 1.3%		$8,314
China

Consumer Discretionary – 3.2%
JD.com, Inc. ADR (A)	664	21,417

Industrials – 0.6%
CAR, Inc. (A)	2,228	3,691

Information Technology – 2.7%
Alibaba Group Holding Ltd. ADR (A)	12	989
Legend Holdings Corp. (A)(B)	577	2,051
Tencent Holdings Ltd.	760	14,963

		18,003

Total China – 6.5%		$43,111
France

Industrials – 3.8%
European Aeronautic Defence and Space Co.	176	11,878
Safran	191	13,137

		25,015

Total France – 3.8%		$25,015
Germany

Consumer Discretionary – 2.0%
Continental AG	53	13,043

Health Care – 3.3%
Bayer AG	43	5,471
Fresenius SE & Co. KGaA	225	16,102

		21,573

Total Germany – 5.3%		$34,616
India

Consumer Staples – 1.0%
ITC Ltd.	1,407	6,972

Total India – 1.0%		$6,972
Ireland

Health Care – 1.6%
Medtronic plc	137	10,536

Total Ireland – 1.6%		$10,536

COMMON STOCKS (Continued)	Shares	Value
Israel

Health Care – 2.7%
Teva Pharmaceutical Industries Ltd. ADR	270	$17,741

Total Israel – 2.7%		$17,741
Italy

Financials – 1.5%
Banca Intesa S.p.A.	2,921	9,801

Total Italy – 1.5%		$9,801
Japan

Consumer Discretionary – 3.1%
Fuji Heavy Industries Ltd.	218	9,113
Honda Motor Co. Ltd.	343	11,145

		20,258

Industrials – 1.0%
Komatsu Ltd.	422	6,999

Total Japan – 4.1%		$27,257
Netherlands

Consumer Discretionary – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	239	6,119

Information Technology – 2.4%
ASML Holding N.V., NY Registry Shares	73	6,481
NXP Semiconductors N.V. (A)	105	8,858

		15,339

Total Netherlands – 3.3%		$21,458
Switzerland

Health Care – 1.0%
Novartis AG, Registered Shares	74	6,442

Total Switzerland – 1.0%		$6,442
United Kingdom

Financials – 1.9%
Prudential plc	545	12,297

Health Care – 2.4%
Shire plc	227	15,728

Total United Kingdom – 4.3%		$28,025
United States

Consumer Discretionary – 13.0%
Amazon.com, Inc. (A)	44	29,663
Carnival Corp.	408	22,221
Hilton Worldwide Holdings, Inc.	279	5,970

COMMON STOCKS (Continued)	Shares	Value
Consumer Discretionary (Continued)
Home Depot, Inc. (The)	89	$11,746
Limited Brands, Inc.	96	9,191
TripAdvisor, Inc. (A)	77	6,596

		85,387

Consumer Staples – 1.9%
Coca-Cola Co. (The)	288	12,366

Energy – 3.4%
Exxon Mobil Corp.	90	7,051
Halliburton Co.	282	9,610
Schlumberger Ltd.	81	5,661

		22,322

Financials – 1.9%
JPMorgan Chase & Co.	83	5,453
Signature Bank (A)	46	6,994

		12,447

Health Care – 12.1%
Acadia Healthcare Co., Inc. (A)	182	11,363
Allergan plc (A)	37	11,656
Anthem, Inc.	86	12,053
Biogen, Inc. (A)	40	12,326
Bristol-Myers Squibb Co.	100	6,907
Gilead Sciences, Inc.	116	11,731
HCA Holdings, Inc. (A)	204	13,786

		79,822

Industrials – 4.8%
J.B. Hunt Transport Services, Inc.	184	13,530
Kansas City Southern	79	5,881
Rockwell Collins, Inc.	130	11,982

		31,393

Information Technology – 12.9%
Alphabet, Inc., Class C (A)	35	26,192
Cognizant Technology Solutions Corp., Class A (A)	161	9,676
MasterCard, Inc., Class A	197	19,181
Visa, Inc., Class A	386	29,936

		84,985

Telecommunication Services – 4.7%
Level 3 Communications, Inc. (A)	375	20,382
SBA Communications Corp. (A)	98	10,290

		30,672

Total United States – 54.7%		$359,394

TOTAL COMMON STOCKS – 93.2%		$612,636
(Cost: $526,733)

2015	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS

Global Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper (C) – 5.4%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
0.380%, 1-28-16	$5,000	$4,998
Essilor International S.A.
0.160%, 1-25-16	8,000	7,998
Intel Corp.
0.350%, 1-27-16	2,500	2,499
J.M. Smucker Co. (The)
0.290%, 1-4-16	3,000	3,000
John Deere Capital Corp.
0.170%, 1-6-16	5,000	5,000
Northern Illinois Gas Co.
0.450%, 1-4-16	1,596	1,596
PACCAR Financial Corp. (GTD by PACCAR, Inc.)
0.380%, 1-27-16	5,000	4,999
Siemens Capital Co. LLC (GTD by Siemens AG)
0.230%, 3-29-16	5,000	4,995

		35,085

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp.
0.435%, 1-6-16 (D)	$2,686	$2,686

United States Government Agency Obligations – 1.0%
Overseas Private Investment Corp. (GTD by U.S. Government)
0.330%, 1-7-16 (D)	6,531	6,531

TOTAL SHORT-TERM SECURITIES – 6.8%		$44,302
(Cost: $44,299)

TOTAL INVESTMENT SECURITIES – 100.0%		$656,938
(Cost: $571,032)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		315

NET ASSETS – 100.0%		$657,253

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015 the total value of these securities amounted to $2,051 or 0.3% of net assets.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

36	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Global Growth Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$612,636	$—	$—
Short-Term Securities	—	44,302	—
Total	$612,636	$44,302	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification
(as a % of net assets)
Health Care	23.1%
Consumer Discretionary	22.2%
Information Technology	18.0%
Industrials	11.5%
Financials	5.3%
Consumer Staples	5.0%
Telecommunication Services	4.7%
Energy	3.4%
Other+	6.8%

+ Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	37

PORTFOLIO HIGHLIGHTS

New Concepts Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	98.3%
Consumer Discretionary	20.1%
Health Care	18.7%
Information Technology	18.0%
Industrials	16.8%
Financials	11.6%
Consumer Staples	6.5%
Energy	3.6%
Materials	3.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.7%

Lipper Rankings

Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	345/397	87
3 Year	296/342	87
5 Year	238/313	76
10 Year	51/221	23

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Electronic Arts, Inc.	Information Technology	Home Entertainment Software
Zoetis, Inc.	Health Care	Pharmaceuticals
Intuitive Surgical, Inc.	Health Care	Health Care Equipment
Northern Trust Corp.	Financials	Asset Management & Custody Banks
Fastenal Co.	Industrials	Trading Companies & Distributors
Fortune Brands Home & Security, Inc.	Industrials	Building Products
CoStar Group, Inc.	Industrials	Research & Consulting Services
Microchip Technology, Inc.	Information Technology	Semiconductors
CME Group, Inc.	Financials	Specialized Finance
Signature Bank	Financials	Regional Banks

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

38	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.0%
DSW, Inc., Class A	697	$16,625

Apparel, Accessories & Luxury Goods – 4.2%
Burberry Group plc (A)	930	16,392
Kate Spade & Co. (B)	765	13,593
Polo Ralph Lauren Corp. (C)	255	28,382
Under Armour, Inc., Class A (B)	173	13,910

		72,277

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	614	26,546

Homebuilding – 1.6%
D.R. Horton, Inc.	826	26,449

Homefurnishing Retail – 2.5%
Bed Bath & Beyond, Inc. (B)	473	22,833
Williams-Sonoma, Inc.	346	20,211

		43,044

Internet Retail – 1.2%
TripAdvisor, Inc. (B)	246	20,958

Leisure Products – 3.4%
Mattel, Inc.	1,063	28,879
Polaris Industries, Inc.	348	29,885

		58,764

Restaurants – 1.7%
Dunkin’ Brands Group, Inc. (C)	678	28,876

Specialty Stores – 2.9%
Tiffany & Co.	339	25,834
Tractor Supply Co.	266	22,748

		48,582

Total Consumer Discretionary – 20.1%		342,121
Consumer Staples

Distillers & Vintners – 0.5%
Brown-Forman Corp., Class B	93	9,240

Food Retail – 1.5%
Whole Foods Market, Inc.	742	24,861

Packaged Foods & Meats – 4.5%
Blue Buffalo Pet Products, Inc. (B)	653	12,217
Hain Celestial Group, Inc. (The) (B)	636	25,679
Mead Johnson Nutrition Co. (C)	492	38,859

		76,755

Total Consumer Staples – 6.5%		110,856

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Exploration & Production – 3.6%
Cabot Oil & Gas Corp.	789	$13,955
Cimarex Energy Co.	162	14,468
Continental Resources, Inc. (B)	724	16,627
Noble Energy, Inc.	476	15,684

		60,734

Total Energy – 3.6%		60,734
Financials

Asset Management & Custody Banks – 3.8%
Northern Trust Corp.	697	50,212
Oaktree Capital Group LLC	313	14,947

		65,159

Regional Banks – 5.2%
First Republic Bank	538	35,508
Signature Bank (B)	270	41,466
UMB Financial Corp.	250	11,640

		88,614

Specialized Finance – 2.6%
CME Group, Inc.	483	43,720

Total Financials – 11.6%		197,493
Health Care

Biotechnology – 5.3%
ACADIA Pharmaceuticals, Inc. (B)	318	11,339
Alkermes plc (B)	472	37,438
BioMarin Pharmaceutical, Inc. (B)	254	26,603
Medivation, Inc. (B)	317	15,331

		90,711

Health Care Distributors – 1.5%
Henry Schein, Inc. (B)	161	25,457

Health Care Equipment – 3.2%
Edwards Lifesciences Corp. (B)	28	2,216
Intuitive Surgical, Inc. (B)	95	52,132

		54,348

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc. (B)	256	15,976

Health Care Services – 2.2%
Diplomat Pharmacy, Inc. (B)	290	9,921
Laboratory Corp. of America Holdings (B)	223	27,551

		37,472

Health Care Supplies – 1.5%
Align Technology, Inc. (B)	386	25,404

COMMON STOCKS (Continued)	Shares	Value
Health Care Technology – 1.0%
Cerner Corp. (B)(C)	279	$16,817

Pharmaceuticals – 3.1%
Zoetis, Inc.	1,103	52,844

Total Health Care – 18.7%		319,029
Industrials

Air Freight & Logistics – 1.9%
Expeditors International of Washington, Inc.	711	32,062

Building Products – 2.6%
Fortune Brands Home & Security, Inc. (C)	805	44,671

Electrical Components & Equipment – 0.6%
Generac Holdings, Inc. (B)	310	9,235

Industrial Machinery – 1.8%
IDEX Corp.	263	20,163
Woodward, Inc.	215	10,669

		30,832

Research & Consulting Services – 6.1%
CoStar Group, Inc. (B)(D)	213	44,020
Towers Watson & Co., Class A	253	32,546
Verisk Analytics, Inc., Class A (B)	353	27,164

		103,730

Trading Companies & Distributors – 2.7%
Fastenal Co.	1,133	46,264

Trucking – 1.1%
J.B. Hunt Transport Services, Inc.	265	19,407

Total Industrials – 16.8%		286,201
Information Technology

Application Software – 2.4%
ANSYS, Inc. (B)	284	26,226
Ellie Mae, Inc. (B)	135	8,105
Guidewire Software, Inc. (B)	101	6,072

		40,403

Communications Equipment – 1.0%
F5 Networks, Inc. (B)	180	17,500

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp. (B)	91	25,237

Electronic Manufacturing Services – 0.4%
Trimble Navigation Ltd. (B)	309	6,632

Home Entertainment Software – 3.1%
Electronic Arts, Inc. (B)(C)	773	53,108

2015	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

New Concepts Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services – 2.7%
GrubHub, Inc. (B)	691	$16,712
Pandora Media, Inc. (B)	2,210	29,635

		46,347

IT Consulting & Other Services – 0.9%
Teradata Corp.(B)	585	15,444

Semiconductors – 2.6%
Microchip Technology, Inc.	941	43,774

Systems Software – 3.4%
Red Hat, Inc. (B)	263	21,749
ServiceNow, Inc. (B)	408	35,335

		57,084

Total Information Technology – 18.0%		305,529
Materials

Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	316	20,395

COMMON STOCKS (Continued)	Shares	Value
Specialty Chemicals – 1.8%
Valspar Corp. (The)	360	$29,898

Total Materials – 3.0%		50,293

TOTAL COMMON STOCKS – 98.3%		$1,672,256
(Cost: $1,467,740)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 1.6%
Abbott Laboratories,
0.250%, 1-26-16	$5,000	4,999
Campbell Soup Co.,
0.360%, 1-19-16	2,000	2,000
Federal Home Loan Bank:
0.116%, 1-6-16	2,000	2,000
0.280%, 3-3-16	3,000	2,998
Kimberly-Clark Corp.,
0.380%, 1-28-16	5,000	4,998
McCormick & Co., Inc.,
0.290%, 1-4-16	3,000	3,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (E) (Continued)
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.380%, 1-27-16	$5,100	$5,099
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.300%, 1-4-16	2,272	2,272

		27,366

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (F)	338	338

TOTAL SHORT-TERM SECURITIES – 1.6%		$27,704
(Cost: $27,704)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,699,960
(Cost: $1,495,444)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,417

NET ASSETS – 100.0%		$1,701,377

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	All or a portion of securities with an aggregate value of $1,635 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $1,654 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at December 31, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	1,093	January 2016	$85.00	$4,571	$(962)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,672,256	$—	$—
Short-Term Securities	—	27,704	—
Total	$1,672,256	$27,704	$—

Liabilities
Written Options	$—	$962	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Science and Technology Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	96.0%
Information Technology	64.5%
Health Care	21.8%
Industrials	2.6%
Consumer Discretionary	2.2%
Telecommunication Services	2.0%
Financials	1.3%
Utilities	0.9%
Materials	0.5%
Consumer Staples	0.2%
Warrants	0.1%
Purchased Options	0.0%
Bonds	0.4%
Corporate Debt Securities	0.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.5%

Lipper Rankings

Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	139/159	87
3 Year	82/148	56
5 Year	18/143	13
10 Year	20/115	18

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Country Weightings

North America	78.8%
United States	78.8%
Europe	7.1%
Pacific Basin	5.7%
India	3.5%
Other Pacific Basin	2.2%
Other	4.1%
Israel	4.1%
Bahamas/Caribbean	0.8%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	3.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Alliance Data Systems Corp.	United States	Information Technology	Data Processing & Outsourced Services
Vertex Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Aspen Technology, Inc.	United States	Information Technology	Application Software
Euronet Worldwide, Inc.	United States	Information Technology	Data Processing & Outsourced Services
Micron Technology, Inc.	United States	Information Technology	Semiconductors
Isis Pharmaceuticals, Inc.	United States	Health Care	Biotechnology
Microsoft Corp.	United States	Information Technology	Systems Software
WNS (Holdings) Ltd. ADR	India	Information Technology	Data Processing & Outsourced Services
ACI Worldwide, Inc.	United States	Information Technology	Application Software
Cerner Corp.	United States	Health Care	Health Care Technology

See your advisor or www.waddell.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Consumer Electronics – 2.2%
Garmin Ltd.	878	$32,639
Harman International Industries, Inc.	479	45,089

		77,728

Total Consumer Discretionary – 2.2%		77,728
Consumer Staples

Agricultural Products – 0.2%
Arcadia Biosciences, Inc. (A)	1,895	5,760

Total Consumer Staples – 0.2%		5,760
Financials

Specialized REITs – 1.3%
QTS Realty Trust, Inc., Class A	1,042	46,996

Total Financials – 1.3%		46,996
Health Care

Biotechnology – 10.3%
Evogene Ltd. (A)	1,155	9,298
FibroGen, Inc. (A)	705	21,474
Isis Pharmaceuticals, Inc. (A)	2,024	125,359
PTC Therapeutics, Inc. (A)	600	19,440
Seres Therapeutics, Inc. (A)	203	7,110
Spark Therapeutics, Inc. (A)	75	3,382
Vertex Pharmaceuticals, Inc. (A)	1,354	170,424

		356,487

Health Care Equipment – 0.8%
Avinger, Inc. (A)(B)	855	19,406
Cardiovascular Systems, Inc. (A)	550	8,314

		27,720

Health Care Facilities – 2.2%
Tenet Healthcare Corp. (A)	2,488	75,399

Health Care Technology – 3.2%
Cerner Corp. (A)	1,883	113,312

Life Sciences Tools & Services – 1.9%
PRA Health Sciences, Inc. (A)	1,460	66,101

Managed Health Care – 0.3%
Cigna Corp.	65	9,482

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 3.1%
Teva Pharmaceutical Industries Ltd. ADR	1,630	$107,013

Total Health Care – 21.8%		755,514
Industrials

Building Products – 0.8%
Advanced Drainage Systems, Inc.	1,119	26,897

Construction & Engineering – 0.1%
Abengoa S.A., Class B (C)	2,165	459
Abengoa S.A., Class B ADR	3,561	4,558

		5,017

Industrial Machinery – 1.7%
Pentair, Inc.	1,156	57,242

Total Industrials – 2.6%		89,156
Information Technology

Application Software – 11.1%
ACI Worldwide, Inc. (A)	5,407	115,702
Aspen Technology, Inc. (A)(B)	4,242	160,192
Globant S.A. (A)	836	31,371
Mobileye N.V. (A)	591	25,004
Silver Spring Networks, Inc. (A)(B)	3,624	52,215

		384,484

Data Processing & Outsourced Services – 15.3%
Alliance Data Systems Corp. (A)	700	193,640
Euronet Worldwide, Inc. (A)(D)	2,160	156,439
EVERTEC, Inc.	1,107	18,530
First Data Corp., Class A (A)	907	14,527
QIWI plc ADR	1,442	25,880
WNS (Holdings) Ltd. ADR (A)(B)	3,921	122,304

		531,320

Electronic Components – 2.1%
Universal Display Corp. (A)	1,351	73,573

Electronic Equipment & Instruments – 0.5%
Xerox Corp.	1,474	15,668

Internet Software & Services – 9.9%
21Vianet Group, Inc. ADR (A)	1,122	23,719
Alibaba Group Holding Ltd. ADR (A)	453	36,783
Alphabet, Inc., Class C (A)	112	84,629

COMMON STOCKS (Continued)	Shares	Value
Internet Software & Services (Continued)
Facebook, Inc., Class A (A)	953	$99,741
Google, Inc., Class A (A)	86	66,675
Twitter, Inc. (A)	1,418	32,815

		344,362

IT Consulting & Other Services – 3.8%
Acxiom Corp. (A)(B)	4,383	91,702
CSRA, Inc.	642	19,254
Virtusa Corp. (A)	544	22,473

		133,429

Semiconductor Equipment – 1.7%
Nanometrics, Inc. (A)	977	14,793
Photronics, Inc. (A)(B)	3,419	42,568

		57,361

Semiconductors – 15.9%
Cypress Semiconductor Corp.	5,247	51,471
Dialog Semiconductor plc (A)(C)	884	29,892
Marvell Technology Group Ltd.	3,125	27,558
Micron Technology, Inc. (A)	9,969	141,162
Microsemi Corp. (A)	3,197	104,193
NXP Semiconductors N.V. (A)	1,146	96,525
Rambus, Inc. (A)	4,298	49,813
Semtech Corp. (A)	2,315	43,798
Silicon Laboratories, Inc. (A)	165	7,995

		552,407

Systems Software – 3.6%
Microsoft Corp.	2,251	124,891

Technology Hardware, Storage & Peripherals – 0.6%
Hewlett Packard Enterprise Co.	1,321	20,082

Total Information Technology – 64.5%		2,237,577
Materials

Commodity Chemicals – 0.4%
BioAmber, Inc. (A)(B)	2,409	14,890

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	1,828	2,010

Total Materials – 0.5%		16,900
Telecommunication Services

Alternative Carriers – 1.6%
Zayo Group Holdings, Inc. (A)	2,039	54,209

42	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Integrated Telecommunication Services – 0.4%
China Unicom Ltd. (C)	12,976	$15,822

Total Telecommunication Services – 2.0%		70,031
Utilities

Renewable Electricity – 0.9%
Abengoa Yield plc	1,610	31,062

Total Utilities – 0.9%		31,062

TOTAL COMMON STOCKS – 96.0%		$3,330,724
(Cost: $2,078,869)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., expires 5-9-17 (B)(E)	1,423	2,006

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8-20-23 (B)(E)(F)	1,380	—

TOTAL WARRANTS – 0.1%		$2,006
(Cost: $167)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
PTC Therapeutics, Inc.:
Call $45.00, Expires 3-18-16, OTC (Ctrpty: Barclays Bank plc)	2,056	483
Call $45.00, Expires 3-18-16, OTC (Ctrpty: UBS AG)	1,028	242
Xerox Corp.,
Call $11.00, Expires 4-15-16, OTC (Ctrpty: Societe Generale Bank)	20,227	1,163

TOTAL PURCHASED OPTIONS – 0.0%		$1,888
(Cost: $2,093)

CORPORATE DEBT SECURITIES	Principal	Value
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8-20-20 (B)(F)	$13,800	$13,538

Total Materials –0.4%		13,538

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$13,538
(Cost: $13,800)

SHORT-TERM SECURITIES
Commercial Paper(G) – 3.0%
Becton Dickinson & Co.,
0.480%, 2-1-16	5,000	4,998
BorgWarner, Inc.,
0.340%, 1-6-16	6,000	5,999
Corporacion Andina de Fomento,
0.250%, 1-4-16	6,000	6,000
Diageo Capital plc (GTD by Diageo plc),
0.730%, 1-4-16	15,500	15,499
Essilor International S.A.,
0.160%, 1-25-16	6,000	5,998
Federal Home Loan Bank:
0.280%, 3-3-16	7,000	6,997
0.280%, 3-15-16	5,000	4,997
J.M. Smucker Co. (The),
0.290%, 1-4-16	3,727	3,727
Kellogg Co.,
0.330%, 1-8-16	10,000	9,999
Kimberly-Clark Corp.,
0.380%, 1-28-16	10,000	9,997
Kroger Co. (The),
0.700%, 1-6-16	7,000	6,999
Northern Illinois Gas Co.:
0.450%, 1-4-16	3,112	3,112
0.450%, 1-5-16	5,000	5,000
Wisconsin Gas LLC,
0.650%, 1-8-16	15,000	14,999

		104,321

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (H)	2,855	2,855

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 0.3%
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.010%, 1-7-16 (H)	$10,000	$10,000

TOTAL SHORT-TERM SECURITIES – 3.4%		$117,176
(Cost: $117,173)

TOTAL INVESTMENT SECURITIES – 99.9%		$3,465,332
(Cost: $2,212,102)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,650

NET ASSETS – 100.0%		$3,468,982

2015	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	Listed on an exchange outside the United States.

(D)	All or a portion of securities with an aggregate value of $2,897 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(F)	Restricted securities. At December 31, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	8-20-15	$13,800	$13,800	$13,538

		Shares

Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	1,380	$—	$—

			$13,800	$13,538

The	total value of these securities represented 0.4% of net assets at December 31, 2015.

(G)	Rate shown is the yield to maturity at December 31, 2015.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The	following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
PTC Therapeutics, Inc.	Barclays Bank plc	Put	2,056	March 2016	$22.50	$781	$(364)
	UBS AG	Put	1,028	March 2016	22.50	353	(183)
Xerox Corp.	Societe Generale Bank	Put	12,689	April 2016	9.25	624	(292)
	Societe Generale Bank	Put	7,538	April 2016	9.75	392	(271)

						$2,150	$(1,110)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,330,724	$—	$—
Warrants	2,006	—	—
Purchased Options	—	1,888	—
Corporate Debt Securities	—	13,538	—
Short-Term Securities	—	117,176	—
Total	$3,332,730	$132,602	$—

Liabilities
Written Options	$—	$1,110	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

44	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Science and Technology Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	78.8%
Israel	4.1%
India	3.5%
Netherlands	2.8%
China	2.2%
United Kingdom	1.7%
Spain	1.0%
Other Countries	2.4%
Other+	3.5%

+Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS

Small Cap Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	90.9%
Information Technology	26.8%
Consumer Discretionary	20.3%
Health Care	16.0%
Financials	13.6%
Industrials	9.2%
Energy	3.2%
Consumer Staples	1.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	9.1%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	262/558	47
3 Year	230/489	47
5 Year	259/437	60
10 Year	83/311	27

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Ultimate Software Group, Inc. (The)	Information Technology	Application Software
Vail Resorts, Inc.	Consumer Discretionary	Leisure Facilities
Jack Henry & Associates, Inc.	Information Technology	Data Processing & Outsourced Services
Bank of the Ozarks, Inc.	Financials	Regional Banks
SVB Financial Group	Financials	Regional Banks
AMN Healthcare Services, Inc.	Health Care	Health Care Services
Watsco, Inc.	Industrials	Trading Companies & Distributors
Sonic Corp.	Consumer Discretionary	Restaurants
DexCom, Inc.	Health Care	Health Care Equipment
Monro Muffler Brake, Inc.	Consumer Discretionary	Automotive Retail

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

46	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.8%
Kate Spade & Co. (A)	223	$3,963
Oxford Industries, Inc.	168	10,715

		14,678

Automotive Retail – 3.0%
CST Brands, Inc.	162	6,352
Monro Muffler Brake, Inc.	271	17,966

		24,318

Broadcasting – 0.3%
Townsquare Media, Inc. (A)	221	2,645

Distributors – 3.4%
Core-Mark Holding Co., Inc.	144	11,800
Pool Corp.	198	15,978

		27,778

General Merchandise Stores – 1.0%
Burlington Stores, Inc. (A)	78	3,351
Ollie’s Bargain Outlet Holdings, Inc. (A)	311	5,290

		8,641

Internet Retail – 1.2%
Travelport Worldwide Ltd.	754	9,725

Leisure Facilities – 3.8%
Vail Resorts, Inc.	242	30,909

Restaurants – 5.8%
Dave & Buster’s Entertainment, Inc. (A)	368	15,343
Fiesta Restaurant Group, Inc. (A)	323	10,856
Sonic Corp.	596	19,260
Texas Roadhouse, Inc., Class A	58	2,064

		47,523

Total Consumer Discretionary – 20.3%		166,217
Consumer Staples

Packaged Foods & Meats – 1.8%
Lance, Inc.	420	14,421

Total Consumer Staples – 1.8%		14,421
Energy

Oil & Gas Exploration & Production – 3.2%
Diamondback Energy, Inc. (A)	140	9,359
Matador Resources Co. (A)	286	5,652
RSP Permian, Inc. (A)	295	7,203

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
Viper Energy Partners L.P.	294	$4,104

		26,318

Total Energy – 3.2%		26,318
Financials

Asset Management & Custody Banks – 2.6%
Financial Engines, Inc.	96	3,246
Janus Capital Group, Inc.	408	5,743
WisdomTree Investment, Inc.	771	12,095

		21,084

Real Estate Services – 1.5%
RE/MAX Holdings, Inc., Class A	325	12,126

Regional Banks – 9.5%
Bank of the Ozarks, Inc.	453	22,411
Cathay General Bancorp	428	13,409
Home BancShares, Inc.	258	10,466
PrivateBancorp, Inc.	245	10,050
SVB Financial Group (A)	179	21,295

		77,631

Total Financials – 13.6%		110,841
Health Care

Health Care Equipment – 3.3%
DexCom, Inc. (A)	233	19,118
Nevro Corp. (A)	117	7,885

		27,003

Health Care Facilities – 3.9%
Acadia Healthcare Co., Inc. (A)	125	7,782
AmSurg Corp. (A)	162	12,297
Surgery Partners, Inc. (A)	158	3,239
Surgical Care Affiliates, Inc. (A)	217	8,643

		31,961

Health Care Services – 4.3%
AMN Healthcare Services, Inc. (A)	656	20,372
Ensign Group, Inc. (The)	355	8,034
ExamWorks Group, Inc. (A)	272	7,223

		35,629

Health Care Supplies – 1.1%
LDR Holding Corp. (A)	345	8,658

COMMON STOCKS (Continued)	Shares	Value
Health Care Technology – 1.1%
Medidata Solutions, Inc. (A)	182	$8,981

Life Sciences Tools & Services – 1.1%
Cambrex Corp. (A)	189	8,891

Pharmaceuticals – 1.2%
Akorn, Inc. (A)	170	6,332
Revance Therapeutics, Inc. (A)	103	3,532

		9,864

Total Health Care – 16.0%		130,987
Industrials

Air Freight & Logistics – 0.7%
Hub Group, Inc. (A)	175	5,773

Building Products – 0.8%
Apogee Enterprises, Inc.	152	6,614

Human Resource & Employment Services – 0.6%
Kforce, Inc.	193	4,884

Office Services & Supplies – 1.5%
HNI Corp.	340	12,271

Trading Companies & Distributors – 3.7%
Rush Enterprises, Inc. (A)	478	10,459
Watsco, Inc.	171	20,006

		30,465

Trucking – 1.9%
Covenant Transportation Group, Inc., Class A (A)	344	6,500
Knight Transportation, Inc.	353	8,541

		15,041

Total Industrials – 9.2%		75,048
Information Technology

Application Software – 14.5%
Descartes Systems Group, Inc. (The) (A)(B)	398	8,018
HubSpot, Inc. (A)	159	8,965
Manhattan Associates, Inc. (A)	271	17,926
Paycom Software, Inc. (A)	323	12,166
SS&C Technologies Holdings, Inc.	218	14,910
Tyler Technologies, Inc. (A)	102	17,728
Ultimate Software Group, Inc. (The) (A)	165	32,197
Zendesk, Inc. (A)	254	6,726

		118,636

2015	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services – 2.9%
Jack Henry & Associates, Inc.	307	$23,988

Electronic Manufacturing Services – 0.9%
Mercury Computer Systems, Inc. (A)	405	7,438

Internet Software & Services – 0.5%
Textura Corp. (A)	185	3,986

IT Consulting & Other Services – 4.3%
Booz Allen Hamilton Holding Corp.	548	16,918
CACI International, Inc., Class A (A)	99	9,156
Science Applications International Corp.	191	8,758

		34,832

Semiconductors – 2.7%
Microsemi Corp. (A)	259	8,434
Monolithic Power Systems, Inc.	83	5,294
Power Integrations, Inc.	171	8,292

		22,020

COMMON STOCKS (Continued)	Shares	Value
Systems Software – 1.0%
Proofpoint, Inc. (A)	127	$8,256

Total Information Technology – 26.8%		219,156

TOTAL COMMON STOCKS – 90.9%		$742,988
(Cost: $553,817)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 8.9%
Army & Air Force Exchange Service:
0.390%, 1-4-16	$5,000	5,000
0.340%, 1-20-16	14,500	14,497
Bemis Co., Inc.,
0.330%, 1-4-16	5,026	5,026
BMW U.S. Capital LLC (GTD by BMW AG),
0.370%, 1-20-16	7,000	6,999
DTE Gas Co.,
0.410%, 1-14-16	10,000	9,998
Essilor International S.A.,
0.160%, 1-25-16	3,000	2,999

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (C) (Continued)
NBCUniversal Enterprise, Inc.:
0.450%, 1-5-16	$11,000	$10,999
0.430%, 1-12-16	10,000	9,999
Northern Illinois Gas Co.,
0.450%, 1-4-16	1,611	1,611
Virginia Electric and Power Co.,
0.530%, 1-5-16	6,000	6,000

		73,128

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (D)	2,155	2,155

TOTAL SHORT-TERM SECURITIES – 9.2%		$75,283
(Cost: $75,280)

TOTAL INVESTMENT SECURITIES – 100.1%		$818,271
(Cost: $629,097)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(783)

NET ASSETS – 100.0%		$817,488

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at December 31, 2015:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Appreciation
JPMorgan Chase Bank N.A.	195,671	Biotech Custom Index	09/05/2016	$23,213	1M LIBOR less 50 bps	$779

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

48	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Small Cap Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$742,988	$—	$—
Short-Term Securities	—	75,283	—
Total	$742,988	$75,283	$—
Total Return Swaps	$—	$779	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	49

PORTFOLIO HIGHLIGHTS

Tax-Managed Equity Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	93.0%
Information Technology	26.8%
Health Care	23.0%
Consumer Discretionary	22.4%
Industrials	9.6%
Consumer Staples	7.1%
Energy	2.1%
Telecommunication Services	2.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	7.0%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	172/668	26
3 Year	129/615	21
5 Year	206/545	38
10 Year	52/389	14

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Amazon.com, Inc.	Consumer Discretionary	Internet Retail
Allergan plc	Health Care	Pharmaceuticals
Shire Pharmaceuticals Group plc ADR	Health Care	Pharmaceuticals
salesforce.com, Inc.	Information Technology	Application Software
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Google, Inc., Class A	Information Technology	Internet Software & Services
Alliance Data Systems Corp.	Information Technology	Data Processing & Outsourced Services
Facebook, Inc., Class A	Information Technology	Internet Software & Services
Adobe Systems, Inc.	Information Technology	Application Software
Verisk Analytics, Inc., Class A	Industrials	Research & Consulting Services

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

50	SEMIANNUAL REPORT	2015

BEFORE-AND AFTER-TAX RETURNS

Tax-Managed Equity Fund	(UNAUDITED)

Before- and After-Tax Returns(1)	1-year period ended 12-31-15		5-year period ended 12-31-15	10-year period ended 12-31-15
Class A(2)
Before Taxes	1.67%		11.48%	8.42%
After Taxes on Distributions	-0.26%		10.14%	7.76%
After Taxes on Distributions and Sale of Fund Shares	2.42%	(3)	9.05%	6.84%
Class B(4)
Before Taxes	2.90%		11.58%	8.23%
After Taxes on Distributions	0.84%		10.17%	7.58%
After Taxes on Distributions and Sale of Fund Shares	3.29%	(3)	9.15%	6.68%
Class C
Before Taxes	6.96%		11.80%	8.07%
After Taxes on Distributions	4.87%		10.38%	7.38%
After Taxes on Distributions and Sale of Fund Shares	5.62%	(3)	9.33%	6.55%
Russell 1000 Growth Index(5)	5.67%		13.53%	8.53%

(1)	Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.waddell.com for the Fund’s most recent month end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively (Accordingly, the Class C shares reflect no CDSC since it only applies to Class C shares redeemed within twelve months after purchase).

(2)	Class A shares carry a CDSC on shares purchased at net asset value for $1 million or more that are subsequently redeemed within 12 months of purchase.

(3)	After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

(4)	Class B shares are not currently available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

(5)	Reflects no deduction for fees, expenses or taxes.

The table above shows average annual returns on a before-tax and after-tax basis. Returns Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Returns After Taxes on Distributions is the Fund’s actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

2015	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.7%
Limited Brands, Inc.	111	$10,677

Apparel, Accessories & Luxury Goods – 1.4%
lululemon athletica, Inc.(A)	103	5,415

Cable & Satellite – 3.6%
Comcast Corp., Class A	113	6,399
Time Warner Cable, Inc.	42	7,750

		14,149

Footwear – 1.7%
NIKE, Inc., Class B	105	6,561

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Holdings, Inc.	169	3,619

Internet Retail – 9.4%
Amazon.com, Inc. (A)	29	19,655
JD.com, Inc. ADR (A)	113	3,654
priceline.com, Inc. (A)	5	6,629
TripAdvisor, Inc. (A)	83	7,076

		37,014

Leisure Products – 0.9%
Polaris Industries, Inc.	40	3,442

Restaurants – 1.8%
Panera Bread Co., Class A (A)	36	6,992

Total Consumer Discretionary – 22.4%		87,869
Consumer Staples

Brewers – 1.1%
Anheuser-Busch InBev S.A. ADR	35	4,387

Food Retail – 1.3%
Casey’s General Stores, Inc.	44	5,276

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	28	4,530

Packaged Foods & Meats – 1.5%
Blue Buffalo Pet Products, Inc. (A)	192	3,598
Mead Johnson Nutrition Co.	31	2,471

		6,069

COMMON STOCKS (Continued)	Shares	Value
Personal Products – 1.2%
Estee Lauder Co., Inc. (The), Class A	52	$4,553

Tobacco – 0.8%
Philip Morris International, Inc.	34	3,007

Total Consumer Staples – 7.1%		27,822
Energy

Oil & Gas Equipment & Services – 2.1%
Halliburton Co.	160	5,453
Schlumberger Ltd.	39	2,742

		8,195

Total Energy – 2.1%		8,195
Health Care

Biotechnology – 9.3%
ACADIA Pharmaceuticals, Inc. (A)	99	3,526
Alexion Pharmaceuticals, Inc. (A)	53	10,144
Biogen, Inc. (A)	14	4,136
Gilead Sciences, Inc.	51	5,140
Incyte Corp. (A)	50	5,444
PTC Therapeutics, Inc. (A)	100	3,240
Vertex Pharmaceuticals, Inc. (A)	38	4,744

		36,374

Health Care Facilities – 1.0%
HCA Holdings, Inc. (A)	55	3,733

Pharmaceuticals – 12.7%
Allergan plc (A)	57	17,950
Bristol-Myers Squibb Co.	122	8,379
Shire Pharmaceuticals Group plc ADR	67	13,828
Teva Pharmaceutical Industries Ltd. ADR	148	9,728

		49,885

Total Health Care – 23.0%		89,992
Industrials

Aerospace & Defense – 2.0%
Boeing Co. (The)	55	7,996

Railroads – 2.7%
Kansas City Southern	62	4,652
Union Pacific Corp.	75	5,865

		10,517

Research & Consulting Services – 2.8%
Verisk Analytics, Inc., Class A (A)	142	10,901

COMMON STOCKS (Continued)	Shares	Value
Trucking – 2.1%
J.B. Hunt Transport Services, Inc.	115	$8,422

Total Industrials – 9.6%		37,836
Information Technology

Application Software – 6.3%
Adobe Systems, Inc. (A)	119	11,132
salesforce.com, Inc. (A)	175	13,743

		24,875

Data Processing & Outsourced Services – 9.8%
Alliance Data Systems Corp. (A)	43	11,932
FleetCor Technologies, Inc. (A)	45	6,418
MasterCard, Inc., Class A	97	9,404
Visa, Inc., Class A	135	10,444

		38,198

Internet Software & Services – 7.4%
Alphabet, Inc., Class C (A)	6	4,574
Facebook, Inc., Class A (A)	113	11,847
Google, Inc., Class A (A)	16	12,631

		29,052

Technology Hardware, Storage & Peripherals – 3.3%
Apple, Inc.	122	12,805

Total Information Technology – 26.8%		104,930
Telecommunication Services

Wireless Telecommunication Service – 2.0%
SBA Communications Corp. (A)	75	7,849

Total Telecommunication Services – 2.0%		7,849

TOTAL COMMON STOCKS – 93.0%		$364,493
(Cost: $259,041)

52	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Tax-Managed Equity Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper(B) – 4.7%
Air Products and Chemicals, Inc.,
0.370%, 1-20-16	$8,000	$7,998
Intel Corp.,
0.210%, 2-25-16	2,000	1,999
Northern Illinois Gas Co.,
0.450%, 1-4-16	3,056	3,056
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.380%, 1-26-16	5,000	4,999

		18,052

Master Note – 1.5%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (C)	5,853	5,853

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – 1.5%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by TD Bank N.A.),
0.345%, 1-7-16 (C)	$6,000	$6,000

TOTAL SHORT-TERM SECURITIES – 7.7%		$29,905
(Cost: $29,905)

TOTAL INVESTMENT SECURITIES – 100.7%		$394,398
(Cost: $288,946)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(2,586)

NET ASSETS – 100.0%		$391,812

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$364,493	$—	$—
Short-Term Securities	—	29,905	—
Total	$364,493	$29,905	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	53

PORTFOLIO HIGHLIGHTS

Value Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	96.7%
Financials	32.5%
Health Care	15.4%
Information Technology	14.4%
Consumer Discretionary	10.8%
Consumer Staples	7.8%
Energy	7.4%
Utilities	5.6%
Materials	2.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.3%

Lipper Rankings

Category: Lipper Large-Cap Value Funds	Rank	Percentile
1 Year	293/513	58
3 Year	175/455	39
5 Year	260/409	64
10 Year	91/297	31

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
American International Group, Inc.	Financials	Multi-Line Insurance
Citigroup, Inc.	Financials	Other Diversified Financial Services
Microsoft Corp.	Information Technology	Systems Software
JPMorgan Chase & Co.	Financials	Other Diversified Financial Services
Capital One Financial Corp.	Financials	Consumer Finance
Exelon Corp.	Utilities	Electric Utilities
Allstate Corp. (The)	Financials	Property & Casualty Insurance
Marathon Petroleum Corp.	Energy	Oil & Gas Refining & Marketing
MetLife, Inc.	Financials	Life & Health Insurance
State Street Corp.	Financials	Asset Management & Custody Banks

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

54	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Cable & Satellite – 4.7%
Comcast Corp., Class A	376	$21,212
Time Warner Cable, Inc.	93	17,297

		38,509

Casinos & Gaming – 2.6%
Las Vegas Sands, Inc.	487	21,332

Department Stores – 1.4%
Macy’s, Inc.	333	11,638

Hotels, Resorts & Cruise Lines – 2.1%
Wyndham Worldwide Corp.	233	16,906

Total Consumer Discretionary – 10.8%		88,385
Consumer Staples

Agricultural Products – 2.6%
Ingredion, Inc.	224	21,436

Brewers – 0.8%
Molson Coors Brewing Co., Class B	66	6,170

Drug Retail – 1.6%
CVS Caremark Corp.	133	12,964

Tobacco – 2.8%
Philip Morris International, Inc. (A)	264	23,235

Total Consumer Staples – 7.8%		63,805
Energy

Oil & Gas Exploration & Production – 0.9%
Devon Energy Corp.	221	7,069

Oil & Gas Refining & Marketing – 4.4%
Marathon Petroleum Corp. (A)	517	26,796
NuStar Energy L.P.	226	9,043

		35,839

Oil & Gas Storage & Transportation – 2.1%
Crestwood Energy Partners L.P.	196	4,074
VTTI Energy Partners L.P.	630	13,055

		17,129

Total Energy – 7.4%		60,037
Financials

Asset Management & Custody Banks – 3.2%
State Street Corp.	392	26,007

Consumer Finance – 4.3%
Capital One Financial Corp.	480	34,668

COMMON STOCKS (Continued)	Shares	Value
Life & Health Insurance – 3.2%
MetLife, Inc.	541	$26,077

Multi-Line Insurance – 5.2%
American International Group, Inc.	685	42,437

Other Diversified Financial Services – 9.7%
Citigroup, Inc. (A)	771	39,873
JPMorgan Chase & Co.	585	38,608

		78,481

Property & Casualty Insurance – 3.3%
Allstate Corp. (The)	436	27,096

Regional Banks – 1.3%
First Republic Bank	160	10,596

Reinsurance – 2.3%
Reinsurance Group of America, Inc.	222	18,999

Total Financials – 32.5%		264,361
Health Care

Biotechnology – 2.8%
Amgen, Inc.	138	22,418

Health Care Facilities – 2.7%
HCA Holdings, Inc. (B)	326	22,020

Managed Health Care – 6.8%
Aetna, Inc.	180	19,505
Anthem, Inc.	79	10,960
Cigna Corp.	113	16,564
Humana, Inc.	48	8,622

		55,651

Pharmaceuticals – 3.1%
Teva Pharmaceutical Industries Ltd. ADR	384	25,226

Total Health Care – 15.4%		125,315
Information Technology

Semiconductor Equipment – 2.8%
Lam Research Corp.	281	22,309

Semiconductors – 2.1%
Micron Technology, Inc. (B)	1,209	17,118

Systems Software – 4.8%
Microsoft Corp.	704	39,052

Technology Hardware, Storage & Peripherals – 4.7%
SanDisk Corp. (A)	234	17,767
Western Digital Corp.	345	20,705

		38,472

Total Information Technology – 14.4%		116,951

COMMON STOCKS (Continued)	Shares	Value
Materials

Diversified Chemicals – 2.8%
Dow Chemical Co. (The)	449	$23,135

Total Materials – 2.8%		23,135
Utilities

Electric Utilities – 5.6%
Duke Energy Corp.	200	14,307
Exelon Corp. (A)	1,127	31,283

		45,590

Total Utilities – 5.6%		45,590

TOTAL COMMON STOCKS – 96.7%		$787,579
(Cost: $712,359)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) – 3.4%
Air Products and Chemicals, Inc.,
0.370%, 1-20-16	$5,000	4,999
Army & Air Force Exchange Service,
0.340%, 1-20-16	4,000	3,999
Corporacion Andina de Fomento,
0.250%, 1-4-16	2,000	2,000
Federal Home Loan Bank,
0.280%, 3-2-16	5,000	4,998
J.M. Smucker Co. (The),
0.290%, 1-4-16	2,000	2,000
Kimberly-Clark Corp.,
0.380%, 1-28-16	5,000	4,998
W.W. Grainger, Inc.,
0.360%, 2-9-16	5,000	4,998

		27,992

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (D)	1,580	1,580

United States Government Agency Obligations – 0.6%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.300%, 1-6-16 (D)	413	413
0.420%, 1-7-16 (D)	4,000	4,000

		4,413

2015	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS

Value Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

Value
TOTAL SHORT-TERM SECURITIES – 4.2%	$33,985
(Cost: $33,985)

TOTAL INVESTMENT SECURITIES – 100.9%	$821,564
(Cost: $746,344)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%	(6,965)

NET ASSETS – 100.0%	$814,599

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $34,714 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at December 31, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at December 31, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Dow Chemical Co. (The)	N/A	Call	4,495	January 2016	$57.50	$211	$(11)
Energizer Holdings, Inc.	N/A	Put	1,033	February 2016	30.00	77	(39)
Exelon Corp.	N/A	Call	2,294	January 2016	29.00	90	(23)
	JPMorgan Chase Bank N.A.	Call	2,294	March 2016	30.00	92	(69)
	N/A	Call	2,294	April 2016	31.00	89	(57)
	N/A	Call	2,294	July 2016	33.00	78	(52)
Hess Corp.	N/A	Put	560	January 2016	47.50	112	(68)
Philip Morris International, Inc.	N/A	Call	526	March 2016	87.50	207	(157)
VTTI Energy Partners L.P.	N/A	Put	553	April 2016	20.00	175	(98)

						$1,131	$(574)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$787,579	$—	$—
Short-Term Securities	—	33,985	—
Total	$787,579	$33,985	$—
Liabilities
Written Options	$316	$258	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2015

PORTFOLIO HIGHLIGHTS

Vanguard Fund	ALL DATA IS AS OF DECEMBER 31, 2015 (UNAUDITED)

Asset Allocation

Stocks	96.8%
Information Technology	35.6%
Consumer Discretionary	25.2%
Health Care	21.8%
Industrials	6.2%
Financials	3.2%
Telecommunication Services	1.8%
Consumer Staples	1.1%
Materials	1.0%
Energy	0.9%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.2%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	231/668	35
3 Year	186/615	31
5 Year	220/545	41
10 Year	194/389	50

Past performance is no guarantee of future results. Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector	Industry
Celgene Corp.	Health Care	Biotechnology
Amazon.com, Inc.	Consumer Discretionary	Internet Retail
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Home Depot, Inc. (The)	Consumer Discretionary	Home Improvement Retail
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Allergan plc	Health Care	Pharmaceuticals
Facebook, Inc., Class A	Information Technology	Internet Software & Services
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
Gilead Sciences, Inc.	Health Care	Biotechnology
Microsoft Corp.	Information Technology	Systems Software

See your advisor or www.waddell.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+ Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2015	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.2%
Limited Brands, Inc.	209	$20,055

Apparel, Accessories & Luxury Goods – 0.5%
Under Armour, Inc., Class A (A)	102	8,198

Automotive Retail – 2.2%
AutoZone, Inc. (A)	12	8,903
O’Reilly Automotive, Inc. (A)	106	26,862

		35,765

Cable & Satellite – 1.7%
Comcast Corp., Class A	497	28,029

Casinos & Gaming – 0.4%
Las Vegas Sands, Inc.	143	6,247

Footwear – 1.6%
NIKE, Inc., Class B	421	26,312

Home Improvement Retail – 4.3%
Home Depot, Inc. (The)	515	68,082

Hotels, Resorts & Cruise Lines – 0.9%
Hilton Worldwide Holdings, Inc.	687	14,700

Internet Retail – 5.4%
Amazon.com, Inc. (A)	106	71,306
priceline.com, Inc. (A)	12	14,790

		86,096

Movies & Entertainment – 1.2%
Walt Disney Co. (The)	176	18,526

Restaurants – 3.8%
McDonalds Corp.	207	24,443
Starbucks Corp.	599	35,928

		60,371

Specialty Stores – 2.0%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	171	31,580

Total Consumer Discretionary – 25.2%		403,961
Consumer Staples

Tobacco – 1.1%
Philip Morris International, Inc.	191	16,791

Total Consumer Staples – 1.1%		16,791

COMMON STOCKS (Continued)	Shares	Value
Energy

Oil & Gas Exploration & Production – 0.9%
EOG Resources, Inc.	205	$14,491

Total Energy – 0.9%		14,491
Financials

Investment Banking & Brokerage – 1.7%
Charles Schwab Corp. (The)	832	27,395

Specialized Finance – 1.5%
CME Group, Inc.	271	24,507

Total Financials – 3.2%		51,902
Health Care

Biotechnology – 11.8%
Alexion Pharmaceuticals, Inc. (A)	76	14,554
Biogen, Inc. (A)	87	26,683
Celgene Corp. (A)	622	74,467
Gilead Sciences, Inc.	512	51,769
Vertex Pharmaceuticals, Inc. (A)	171	21,554

		189,027

Health Care Equipment – 0.2%
DexCom, Inc. (A)	50	4,103

Health Care Facilities – 1.5%
HCA Holdings, Inc. (A)	346	23,407

Pharmaceuticals – 8.3%
Allergan plc (A)	194	60,542
Bristol-Myers Squibb Co.	683	46,949
Shire Pharmaceuticals Group plc ADR	121	24,826

		132,317

Total Health Care – 21.8%		348,854
Industrials

Aerospace & Defense – 2.8%
Boeing Co. (The)	173	24,999
Lockheed Martin Corp.	92	20,065

		45,064

Railroads – 3.4%
Canadian Pacific Railway Ltd.	253	32,334
Union Pacific Corp.	287	22,436

		54,770

Total Industrials – 6.2%		99,834

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Application Software – 2.5%
Adobe Systems, Inc. (A)	421	$39,520

Data Processing & Outsourced Services – 9.5%
Alliance Data Systems Corp. (A)	58	16,041
MasterCard, Inc., Class A	704	68,532
Visa, Inc., Class A	866	67,189

		151,762

Internet Software & Services – 10.2%
Alphabet, Inc., Class C (A)	50	37,820
Facebook, Inc., Class A (A)	524	54,863
Google, Inc., Class A (A)	61	47,614
LinkedIn Corp., Class A (A)	104	23,296

		163,593

IT Consulting & Other Services – 2.7%
Cognizant Technology Solutions Corp., Class A (A)	732	43,959

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	466	8,693
Lam Research Corp.	334	26,550

		35,243

Semiconductors – 2.0%
NXP Semiconductors N.V. (A)	373	31,425

Systems Software – 3.1%
Microsoft Corp.	907	50,304

Technology Hardware, Storage & Peripherals – 3.4%
Apple, Inc.	515	54,157

Total Information Technology – 35.6%		569,963
Materials

Diversified Chemicals – 1.0%
PPG Industries, Inc.	158	15,574

Total Materials – 1.0%		15,574

58	SEMIANNUAL REPORT	2015

SCHEDULE OF INVESTMENTS

Vanguard Fund (in thousands)	DECEMBER 31, 2015 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Telecommunication Services

Wireless Telecommunication Service – 1.8%
American Tower Corp., Class A	195	$18,895
SBA Communications Corp. (A)	89	9,362

		28,257

Total Telecommunication Services – 1.8%		28,257

TOTAL COMMON STOCKS – 96.8%		$1,549,627
(Cost: $1,041,925)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.0%
Air Products and Chemicals, Inc.,
0.380%, 1-27-16	$4,000	3,999
Campbell Soup Co.:
0.310%, 1-8-16	6,000	6,000
0.320%, 1-11-16	2,455	2,455
Ecolab, Inc.,
0.570%, 1-4-16	3,490	3,490
Essilor International S.A.,
0.160%, 1-25-16	10,000	9,997
Intel Corp.,
0.210%, 2-25-16	1,500	1,499

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (B) (Continued)
Kimberly-Clark Corp.,
0.380%, 1-28-16	$5,000	$4,998
Kroger Co. (The),
0.700%, 1-4-16	3,500	3,500
Prudential Funding LLC (GTD by Prudential Financial, Inc.),
0.300%, 1-4-16	3,743	3,743
W.W. Grainger, Inc.,
0.360%, 2-9-16	7,549	7,546

		47,227

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.435%, 1-6-16 (C)	2,192	2,192

TOTAL SHORT-TERM SECURITIES – 3.1%		$49,419
(Cost: $49,418)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,599,046
(Cost: $1,091,343)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,562

NET ASSETS – 100.0%		$1,600,608

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at December 31, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2015. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,549,627	$—	$—
Short-Term Securities	—	49,419	—
Total	$1,549,627	$49,419	$—

During the period ended December 31, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	59

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2015 (UNAUDITED)

(In thousands, except per share amounts)	Accumulative Fund	Asset Strategy Fund(1)	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	Global Growth Fund
ASSETS
Investments in unaffiliated securities at value+	$1,440,732	$2,456,878	$1,534,644	$4,126,907	$584,964	$219,573	$656,938
Investments in affiliated securities at value+	—	56,546	—	—	—	—	—
Bullion at value+	—	87,380	—	—	—	—	—
Investments at Value	1,440,732	2,600,804	1,534,644	4,126,907	584,964	219,573	656,938
Cash	160	4,340	1	1	1	1	— *
Cash denominated in foreign currencies at value+	—	2	—	—	—	—	2
Investment securities sold receivable	31,717	11,390	—	9,741	—	—	—
Dividends and interest receivable	1,601	13,942	5,079	5,651	1,205	340	682
Capital shares sold receivable	876	1,335	2,483	1,469	198	267	866
Unrealized appreciation on forward foreign currency contracts	—	550	—	—	—	—	—
Variation margin receivable	42	—	—	—	—	—	—
Prepaid and other assets	87	81	113	129	36	51	57
Total Assets	1,475,215	2,632,444	1,542,320	4,143,898	586,404	220,232	658,545

LIABILITIES
Investment securities purchased payable	12,064	—	7,477	—	—	9,773	—
Capital shares redeemed payable	4,055	7,018	2,058	10,874	925	452	889
Independent Trustees and Chief Compliance Officer fees payable	415	367	237	1,048	77	21	180
Distribution and service fees payable	9	19	11	28	4	2	4
Shareholder servicing payable	239	647	305	715	163	110	171
Investment management fee payable	26	48	28	69	11	5	15
Accounting services fee payable	22	22	22	22	14	7	14
Unrealized depreciation on forward foreign currency contracts	—	122	—	—	—	—	—
Written options at value+	581	3,100	—	—	—	—	—
Other liabilities	20	53	19	45	14	8	19
Total Liabilities	17,431	11,396	10,157	12,801	1,208	10,378	1,292
Total Net Assets	$1,457,784	$2,621,048	$1,532,163	$4,131,097	$585,196	$209,854	$657,253

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,264,608	$2,673,614	$1,397,769	$3,497,623	$468,255	$234,698	$582,623
Undistributed (distributions in excess of) net investment income	1,174	27,751	59	4,491	3,325	(582)	(1,766)
Accumulated net realized gain (loss)	5,120	(125,396)	14,507	24,125	1,442	(20,702)	(9,456)
Net unrealized appreciation (depreciation)	186,882	45,079	119,828	604,858	112,174	(3,560)	85,852
Total Net Assets	$1,457,784	$2,621,048	$1,532,163	$4,131,097	$585,196	$209,854	$657,253

CAPITAL SHARES OUTSTANDING:
Class A	153,114	307,430	161,266	654,009	38,648	18,966	50,349
Class B	484	2,871	464	1,980	223	85	98
Class C	746	5,266	1,721	4,035	486	189	151
Class Y	550	6,362	445	15,445	329	183	6,394

NET ASSET VALUE PER SHARE:
Class A	$9.42	$8.15	$9.35	$6.12	$14.75	$10.81	$11.53
Class B	$8.07	$7.78	$9.25	$5.12	$14.32	$9.65	$10.26
Class C	$8.24	$7.83	$9.31	$5.24	$14.48	$10.01	$10.76
Class Y	$9.47	$8.21	$9.35	$6.15	$14.76	$11.32	$11.58

+COST
Investments in unaffiliated securities at cost	$1,253,949	$2,358,484	$1,414,816	$3,522,049	$472,790	$223,133	$571,032
Investments in affiliated securities at cost	—	99,319	—	—	—	—	—
Bullion at cost	—	100,571	—	—	—	—	—
Cash denominated in foreign currencies at cost	—	2	—	—	—	—	2
Written options premiums received at cost	641	5,437	—	—	—	—	—

*	Not shown due to rounding.

(1) Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

60	SEMIANNUAL REPORT	2015

STATEMENTS OF ASSETS AND LIABILITIES

Waddell & Reed Advisors Funds	AS OF DECEMBER 31, 2015 (UNAUDITED)

(In thousands, except per share amounts)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund
ASSETS
Investments in unaffiliated securities at value+	$1,699,960	$2,944,501	$818,271	$394,398	$821,564	$1,599,046
Investments in affiliated securities at value+	—	520,831	—	—	—	—
Investments at Value	1,699,960	3,465,332	818,271	394,398	821,564	1,599,046
Cash	1	— *	1	1	1	1
Investment securities sold receivable	3,401	10,500	—	1,464	3,926	3,178
Dividends and interest receivable	2,317	1,293	199	187	1,313	1,729
Capital shares sold receivable	996	1,890	496	1,621	474	1,706
Unrealized appreciation on swap agreements	—	—	779	—	—	—
Prepaid and other assets	67	92	45	32	45	97
Total Assets	1,706,742	3,479,107	819,791	397,703	827,323	1,605,757

LIABILITIES
Investment securities purchased payable	555	—	—	3,411	10,585	2,071
Capital shares redeemed payable	3,005	7,598	1,808	2,384	1,177	2,323
Independent Trustees and Chief Compliance Officer fees payable	287	547	167	23	101	373
Distribution and service fees payable	11	23	6	3	6	10
Shareholder servicing payable	459	707	270	46	234	305
Investment management fee payable	39	77	18	7	15	29
Accounting services fee payable	22	22	18	10	18	22
Written options at value+	962	1,110	—	—	574	—
Other liabilities	25	41	16	7	14	16
Total Liabilities	5,365	10,125	2,303	5,891	12,724	5,149
Total Net Assets	$1,701,377	$3,468,982	$817,488	$391,812	$814,599	$1,600,608

NET ASSETS
Capital paid in (shares authorized – unlimited)	$1,493,311	$2,261,294	$642,906	$279,308	$736,103	$1,082,682
Undistributed (distributions in excess of) net investment income	(1,666)	(27,049)	(3,925)	(559)	3,916	(1,246)
Accumulated net realized gain (loss)	1,609	(19,528)	(11,446)	7,611	(1,197)	11,469
Net unrealized appreciation	208,123	1,254,265	189,953	105,452	75,777	507,703
Total Net Assets	$1,701,377	$3,468,982	$817,488	$391,812	$814,599	$1,600,608

CAPITAL SHARES OUTSTANDING:
Class A	175,290	244,413	55,111	22,240	58,508	155,224
Class B	933	1,604	507	35	184	651
Class C	1,330	1,971	715	412	408	976
Class Y	7,593	8,468	1,333	N/A	1,158	8,993

NET ASSET VALUE PER SHARE:
Class A	$9.18	$13.53	$14.20	$17.32	$13.52	$9.64
Class B	$6.41	$9.49	$10.49	$14.83	$12.64	$7.03
Class C	$6.69	$9.66	$11.26	$14.82	$12.87	$7.22
Class Y	$10.25	$15.20	$16.06	N/A	$13.58	$10.26

+COST
Investments in unaffiliated securities at cost	$1,495,444	$1,909,438	$629,097	$288,946	$746,344	$1,091,343
Investments in affiliated securities at cost	—	302,664	—	—	—	—
Written options premiums received at cost	4,571	2,150	—	—	1,131	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	61

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)

(In thousands)	Accumulative Fund	Asset Strategy Fund(1)	Continental Income Fund	Core Investment Fund	Dividend Opportunities Fund	Energy Fund	Global Growth Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$11,476	$17,749	$11,403	$28,468	$6,978	$1,648	$2,867
Foreign dividend withholding tax	(114)	(257)	(83)	(567)	(89)	(20)	(145)
Interest and amortization from unaffiliated securities	96	4,715	7,485	97	60	19	46
Foreign interest withholding tax	—	— *	—	—	—	—	— *
Total Investment Income	11,458	22,207	18,805	27,998	6,949	1,647	2,768

EXPENSES
Investment management fee	5,024	9,461	5,232	13,391	2,163	1,012	2,751
Distribution and service fees:
Class A	1,816	3,467	1,884	5,238	753	291	713
Class B	21	129	22	54	17	5	6
Class C	31	231	81	110	38	11	8
Shareholder servicing:
Class A	981	2,729	1,356	3,009	702	477	676
Class B	12	66	12	31	11	6	5
Class C	9	68	21	37	11	6	4
Class Y	4	44	4	73	4	2	56
Registration fees	48	63	61	73	37	44	42
Custodian fees	15	74	13	28	9	5	29
Independent Trustees and Chief Compliance Officer fees	— *	30	9	—	6	3	—
Accounting services fee	130	130	130	130	83	46	84
Professional fees	48	156	45	95	30	23	16
Other	22	98	39	88	22	20	31
Total Expenses	8,161	16,746	8,909	22,357	3,886	1,951	4,421
Less:
Expenses in excess of limit	(341)	(50)	(101)	(323)	—	—	(97)
Total Net Expenses	7,820	16,696	8,808	22,034	3,886	1,951	4,324
Net Investment Income (Loss)	3,638	5,511	9,997	5,964	3,063	(304)	(1,556)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	67,186	(125,186)	48,880	152,080	11,519	(13,679)	(9,313)
Futures contracts	661	(840)	—	—	—	—	—
Written options	2,347	9,614	—	—	—	—	—
Forward foreign currency contracts	—	(2,336)	—	—	—	—	—
Foreign currency exchange transactions	(3)	(5)	—	—	(15)	(1)	(8)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(112,972)	(129,717)	(92,886)	(225,070)	(21,511)	(49,645)	2,399
Investments in affiliated securities	—	(23,432)	—	—	—	—	—
Futures contracts	54	1,477	—	—	—	—	—
Written options	(95)	9,432	—	—	—	—	—
Forward foreign currency contracts	—	779	—	—	—	—	—
Foreign currency exchange transactions	(2)	(24)	—	—	—	1	25
Net Realized and Unrealized Loss	(42,824)	(260,238)	(44,006)	(72,990)	(10,007)	(63,324)	(6,897)
Net Decrease in Net Assets Resulting from Operations	$(39,186)	$(254,727)	$(34,009)	$(67,026)	$(6,944)	$(63,628)	$(8,453)

*	Not shown due to rounding.

(1) Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

62	SEMIANNUAL REPORT	2015

STATEMENTS OF OPERATIONS

Waddell & Reed Advisors Funds	FOR THE SIX MONTHS ENDED DECEMBER 31, 2015 (UNAUDITED)

(In thousands)	New Concepts Fund	Science and Technology Fund	Small Cap Fund	Tax-Managed Equity Fund	Value Fund	Vanguard Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$12,168	$7,206	$2,898	$1,487	$8,592	$7,791
Foreign dividend withholding tax	(57)	(113)	—	(24)	(78)	(9)
Interest and amortization from unaffiliated securities	37	148	97	33	62	56
Interest and amortization from affiliated securities	—	399	—	—	—	—
Total Investment Income	12,148	7,640	2,995	1,496	8,576	7,838

EXPENSES
Investment management fee	7,562	14,687	3,658	1,237	3,055	5,356
Distribution and service fees:
Class A	2,124	4,292	1,029	468	1,061	1,833
Class B	33	83	30	3	13	24
Class C	49	98	43	28	28	32
Shareholder servicing:
Class A	1,991	2,848	1,130	195	991	1,214
Class B	21	40	19	1	9	15
Class C	20	37	15	6	10	12
Class Y	62	98	17	N/A	12	69
Registration fees	51	65	39	33	43	52
Custodian fees	16	21	12	8	10	11
Independent Trustees and Chief Compliance Officer fees	11	23	2	6	9	—
Accounting services fee	130	130	108	63	109	130
Professional fees	54	132	38	12	38	46
Other	52	91	30	9	30	24
Total Expenses	12,176	22,645	6,170	2,069	5,418	8,818
Less:
Expenses in excess of limit	(101)	(101)	(87)	(26)	(44)	(151)
Total Net Expenses	12,075	22,544	6,083	2,043	5,374	8,667
Net Investment Income (Loss)	73	(14,904)	(3,088)	(547)	3,202	(829)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	48,910	(16,782)	27,193	11,449	37,798	61,740
Written options	(3,794)	4,441	178	—	659	—
Swap agreements	—	—	(7,396)	—	—	—
Foreign currency exchange transactions	— *	(1)	— *	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(223,080)	(417,964)	(87,236)	(7,666)	(75,356)	(37,865)
Investments in affiliated securities	—	175,966	—	—	—	—
Written options	5,054	(1,498)	—	—	620	—
Swap agreements	—	—	375	—	—	—
Foreign currency exchange transactions	(2)	(1)	— *	—	—	—
Net Realized and Unrealized Gain (Loss)	(172,912)	(255,839)	(66,886)	3,783	(36,279)	23,875
Net Increase (Decrease) in Net Assets Resulting from Operations	$(172,839)	$(270,743)	$(69,974)	$3,236	$(33,077)	$23,046

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	63

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Accumulative Fund		Asset Strategy Fund(1)		Continental Income Fund
(In thousands)	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,638	$4,308	$5,511	$26,723	$9,997	$12,455
Net realized gain (loss) on investments	70,191	166,285	(118,753)	(35,185)	48,880	130,954
Net change in unrealized depreciation	(113,015)	(10,998)	(141,485)	(149,139)	(92,886)	(91,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,186)	159,595	(254,727)	(157,601)	(34,009)	51,996

Distributions to Shareholders From:
Net investment income:
Class A	(6,917)	(2,322)	—	(22,828)	(14,343)	(9,088)
Class B	—	—	—	(6)	(8)	—
Class C	—	—	—	(102)	(47)	—
Class Y	(37)	(17)	—	(591)	(50)	(55)
Net realized gains:
Class A	(189,964)	(199,869)	—	(629,529)	(112,900)	(53,696)
Class B	(578)	(749)	—	(7,664)	(323)	(197)
Class C	(880)	(856)	—	(11,914)	(1,205)	(605)
Class Y	(686)	(660)	—	(13,297)	(315)	(224)
Total Distributions to Shareholders	(199,062)	(204,473)	—	(685,931)	(129,191)	(63,865)
Capital Share Transactions	234,238	162,213	(293,002)	358,328	167,050	210,320
Net Increase (Decrease) in Net Assets	(4,010)	117,335	(547,729)	(485,204)	3,850	198,451
Net Assets, Beginning of Period	1,461,794	1,344,459	3,168,777	3,653,981	1,528,313	1,329,862
Net Assets, End of Period	$1,457,784	$1,461,794	$2,621,048	$3,168,777	$1,532,163	$1,528,313
Undistributed net investment income	$1,174	$4,493	$27,751	$22,245	$59	$4,510
(1) Consolidated Statements of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

64	SEMIANNUAL REPORT	2015

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Core Investment Fund		Dividend Opportunities Fund		Energy Fund
(In thousands)	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$5,964	$12,582	$3,063	$7,289	$(304)	$(1,085)
Net realized gain (loss) on investments	152,080	607,733	11,504	97,248	(13,680)	(886)
Net change in unrealized depreciation	(225,070)	(448,096)	(21,511)	(95,615)	(49,644)	(78,967)
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,026)	172,219	(6,944)	8,922	(63,628)	(80,938)

Distributions to Shareholders From:
Net investment income:
Class A	(7,883)	(11,596)	(3,059)	(7,181)	—	—
Class B	—	—	—	(5)	—	—
Class C	—	—	—	(22)	—	—
Class Y	(322)	(491)	(34)	(71)	—	—
Net realized gains:
Class A	(510,866)	(467,440)	(68,090)	(99,941)	—	—
Class B	(1,447)	(1,606)	(394)	(755)	—	—
Class C	(2,903)	(2,495)	(864)	(1,335)	—	—
Class Y	(12,170)	(10,665)	(579)	(760)	—	—
Total Distributions to Shareholders	(535,591)	(494,293)	(73,020)	(110,070)	—	—
Capital Share Transactions	288,603	347,434	17,634	33,361	1,877	43,077
Net Increase (Decrease) in Net Assets	(314,014)	25,360	(62,330)	(67,787)	(61,751)	(37,861)
Net Assets, Beginning of Period	4,445,111	4,419,751	647,526	715,313	271,605	309,466
Net Assets, End of Period	$4,131,097	$4,445,111	$585,196	$647,526	$209,854	$271,605
Undistributed (distributions in excess of) net investment income	$4,491	$6,732	$3,325	$3,370	$(582)	$(277)

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	65

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Global Growth Fund		New Concepts Fund		Science and Technology Fund
(In thousands)	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,556)	$1,687	$73	$(10,029)	$(14,904)	$(25,370)
Net realized gain (loss) on investments	(9,321)	46,156	45,116	157,068	(12,342)	346,239
Net change in unrealized appreciation (depreciation)	2,424	(52,309)	(218,028)	(9,721)	(243,497)	(236,458)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,453)	(4,466)	(172,839)	137,318	(270,743)	84,411

Distributions to Shareholders From:
Net investment income:
Class A	—	(2,224)	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class Y	—	(366)	—	—	—	—
Net realized gains:
Class A	(30,433)	(19,159)	(165,755)	(232,808)	(243,080)	(316,453)
Class B	(61)	(57)	(790)	(1,374)	(1,568)	(2,374)
Class C	(89)	(68)	(1,138)	(1,789)	(1,873)	(2,308)
Class Y	(3,888)	(2,116)	(7,550)	(10,912)	(8,474)	(10,753)
Total Distributions to Shareholders	(34,471)	(23,990)	(175,233)	(246,883)	(254,995)	(331,888)
Capital Share Transactions	50,116	43,430	126,071	165,395	181,323	143,452
Net Increase (Decrease) in Net Assets	7,192	14,974	(222,001)	55,830	(344,415)	(104,025)
Net Assets, Beginning of Period	650,061	635,087	1,923,378	1,867,548	3,813,397	3,917,422
Net Assets, End of Period	$657,253	$650,061	$1,701,377	$1,923,378	$3,468,982	$3,813,397
Distributions in excess of net investment income	$(1,766)	$(202)	$(1,666)	$(1,739)	$(27,049)	$(12,144)

See Accompanying Notes to Financial Statements.

66	SEMIANNUAL REPORT	2015

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Small Cap Fund		Tax-Managed Equity Fund
(In thousands)	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(3,088)	$(6,582)	$(547)	$12
Net realized gain on investments	19,975	94,790	11,449	40,695
Net change in unrealized appreciation (depreciation)	(86,861)	(22,042)	(7,666)	736
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,974)	66,166	3,236	41,443

Distributions to Shareholders From:
Net investment income:
Class A	—	—	—	(63)
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	—	—	N/A	N/A
Net realized gains:
Class A	(104,482)	(67,753)	(29,018)	(22,173)
Class B	(937)	(762)	(40)	(46)
Class C	(1,312)	(860)	(474)	(352)
Class Y	(2,612)	(1,743)	N/A	N/A
Total Distributions to Shareholders	(109,343)	(71,118)	(29,532)	(22,634)
Capital Share Transactions	97,499	(3,772)	52,811	36,235
Net Increase (Decrease) in Net Assets	(81,818)	(8,724)	26,515	55,044
Net Assets, Beginning of Period	899,306	908,030	365,297	310,253
Net Assets, End of Period	$817,488	$899,306	$391,812	$365,297
Distributions in excess of net investment income	$(3,925)	$(837)	$(559)	$(12)

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	67

STATEMENTS OF CHANGES IN NET ASSETS

Waddell & Reed Advisors Funds

	Value Fund		Vanguard Fund
(In thousands)	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15	Six months ended 12-31-15 (Unaudited)	Year ended 6-30-15
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$3,202	$4,795	$(829)	$(3,601)
Net realized gain on investments	38,457	96,263	61,740	157,938
Net change in unrealized appreciation (depreciation)	(74,736)	(67,074)	(37,865)	17,460
Net Increase (Decrease) in Net Assets Resulting from Operations	(33,077)	33,984	23,046	171,797

Distributions to Shareholders From:
Net investment income:
Class A	(2,432)	(2,614)	— *	(12)
Class B	—	—	—	—
Class C	—	—	—	—
Class Y	(71)	(97)	—	(132)
Net realized gains:
Class A	(108,597)	(86,378)	(138,281)	(139,889)
Class B	(328)	(352)	(551)	(699)
Class C	(718)	(630)	(798)	(740)
Class Y	(2,183)	(1,528)	(8,305)	(8,914)
Total Distributions to Shareholders	(114,329)	(91,599)	(147,935)	(150,386)
Capital Share Transactions	46,478	84,148	190,000	51,728
Net Increase (Decrease) in Net Assets	(100,928)	26,533	65,111	73,139
Net Assets, Beginning of Period	915,527	888,994	1,535,497	1,462,358
Net Assets, End of Period	$814,599	$915,527	$1,600,608	$1,535,497
Undistributed (distributions in excess of) net investment income	$3,916	$3,217	$(1,246)	$(417)

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

68	SEMIANNUAL REPORT	2015

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2015	SEMIANNUAL REPORT	69

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ACCUMULATIVE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$11.19	$0.03	$(0.32)	$(0.29)	$(0.05)	$(1.43)	$(1.48)
Year ended 6-30-2015	11.74	0.04	1.24	1.28	(0.02)	(1.81)	(1.83)
Year ended 6-30-2014	9.18	0.02	2.57	2.59	(0.03)	— *	(0.03)
Year ended 6-30-2013	7.87	0.07	1.29	1.36	(0.05)	—	(0.05)
Year ended 6-30-2012	7.90	(0.01)	(0.02)	(0.03)	— *	—	— *
Year ended 6-30-2011	5.93	0.00	1.98	1.98	(0.01)	—	(0.01)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	9.75	(0.03)	(0.28)	(0.31)	—	(1.37)	(1.37)
Year ended 6-30-2015	10.41	(0.09)	1.09	1.00	—	(1.66)	(1.66)
Year ended 6-30-2014	8.22	(0.10)	2.29	2.19	—	— *	— *
Year ended 6-30-2013	7.10	(0.04)	1.16	1.12	— *	—	— *
Year ended 6-30-2012	7.22	(0.10)	(0.02)	(0.12)	—	—	—
Year ended 6-30-2011	5.47	(0.08)	1.83	1.75	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	9.93	(0.02)	(0.28)	(0.30)	—	(1.39)	(1.39)
Year ended 6-30-2015	10.59	(0.06)	1.10	1.04	—	(1.70)	(1.70)
Year ended 6-30-2014	8.34	(0.08)	2.33	2.25	—	— *	— *
Year ended 6-30-2013	7.19	(0.02)	1.18	1.16	(0.01)	—	(0.01)
Year ended 6-30-2012	7.29	(0.08)	(0.02)	(0.10)	—	—	—
Year ended 6-30-2011	5.52	(0.07)	1.84	1.77	—	—	—
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	11.26	0.04	(0.32)	(0.28)	(0.08)	(1.43)	(1.51)
Year ended 6-30-2015	11.80	0.06	1.26	1.32	(0.05)	(1.81)	(1.86)
Year ended 6-30-2014	9.23	0.05	2.57	2.62	(0.05)	— *	(0.05)
Year ended 6-30-2013	7.90	0.09	1.30	1.39	(0.06)	—	(0.06)
Year ended 6-30-2012	7.92	0.02	(0.03)	(0.01)	(0.01)	—	(0.01)
Year ended 6-30-2011	5.94	0.03	1.98	2.01	(0.03)	—	(0.03)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

70	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$9.42	-2.65%	$1,443	1.06	%(4)	0.50	%(4)	1.11	%(4)	0.45	%(4)	58%
Year ended 6-30-2015	11.19	12.19	1,447	1.06		0.32		1.11		0.27		113
Year ended 6-30-2014	11.74	28.26	1,329	1.10		0.19		1.15		0.14		104
Year ended 6-30-2013	9.18	17.31	1,125	1.15		0.79		1.20		0.74		87
Year ended 6-30-2012	7.87	-0.35	1,080	1.17		-0.09		1.22		-0.14		58
Year ended 6-30-2011	7.90	33.44	1,246	1.16		0.05		1.21		0.00		42
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	8.07	-3.25	4	2.26	(4)	-0.70	(4)	2.29	(4)	-0.73	(4)	58
Year ended 6-30-2015	9.75	10.88	4	2.26		-0.89		2.29		-0.92		113
Year ended 6-30-2014	10.41	26.71	5	2.35		-1.06		2.38		-1.09		104
Year ended 6-30-2013	8.22	15.79	6	2.47		-0.53		2.51		-0.57		87
Year ended 6-30-2012	7.10	-1.66	8	2.46		-1.38		2.49		-1.41		58
Year ended 6-30-2011	7.22	31.99	15	2.34		-1.14		2.37		-1.17		42
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	8.24	-3.09	6	2.01	(4)	-0.45	(4)	2.04	(4)	-0.48	(4)	58
Year ended 6-30-2015	9.93	11.07	6	2.02		-0.64		2.05		-0.67		113
Year ended 6-30-2014	10.59	27.04	6	2.09		-0.80		2.12		-0.83		104
Year ended 6-30-2013	8.34	16.16	5	2.18		-0.24		2.21		-0.27		87
Year ended 6-30-2012	7.19	-1.37	5	2.22		-1.13		2.26		-1.17		58
Year ended 6-30-2011	7.29	32.07	7	2.20		-0.99		2.23		-1.02		42
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	9.47	-2.59	5	0.84	(4)	0.72	(4)	0.87	(4)	0.69	(4)	58
Year ended 6-30-2015	11.26	12.48	5	0.84		0.56		0.87		0.53		113
Year ended 6-30-2014	11.80	28.52	4	0.86		0.43		0.89		0.40		104
Year ended 6-30-2013	9.23	17.65	3	0.86		1.09		0.90		1.05		87
Year ended 6-30-2012	7.90	-0.05	4	0.86		0.22		0.90		0.18		58
Year ended 6-30-2011	7.92	33.91	5	0.86		0.35		0.89		0.32		42

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	71

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ASSET STRATEGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$8.88	$0.02	$(0.75)	$(0.73)	$—	$—	$—
Year ended 6-30-2015	11.66	0.08	(0.58)	(0.50)	(0.08)	(2.20)	(2.28)
Year ended 6-30-2014	10.21	0.09	1.91	2.00	(0.05)	(0.50)	(0.55)
Year ended 6-30-2013	8.96	0.13	1.34	1.47	(0.22)	—	(0.22)
Year ended 6-30-2012	9.98	0.10	(1.02)	(0.92)	(0.10)	—	(0.10)
Year ended 6-30-2011	7.98	0.07	2.02	2.09	(0.09)	—	(0.09)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	8.52	(0.03)	(0.71)	(0.74)	—	—	—
Year ended 6-30-2015	11.30	(0.02)	(0.56)	(0.58)	— *	(2.20)	(2.20)
Year ended 6-30-2014	9.96	(0.02)	1.86	1.84	—	(0.50)	(0.50)
Year ended 6-30-2013	8.72	0.03	1.30	1.33	(0.09)	—	(0.09)
Year ended 6-30-2012	9.71	0.00	(0.97)	(0.97)	(0.02)	—	(0.02)
Year ended 6-30-2011	7.77	(0.01)	1.97	1.96	(0.02)	—	(0.02)
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	8.57	(0.02)	(0.72)	(0.74)	—	—	—
Year ended 6-30-2015	11.36	0.00	(0.57)	(0.57)	(0.02)	(2.20)	(2.22)
Year ended 6-30-2014	9.99	0.00	1.87	1.87	—	(0.50)	(0.50)
Year ended 6-30-2013	8.75	0.05	1.30	1.35	(0.11)	—	(0.11)
Year ended 6-30-2012	9.74	0.02	(0.98)	(0.96)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.79	0.00	1.97	1.97	(0.02)	—	(0.02)
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	8.94	0.03	(0.76)	(0.73)	—	—	—
Year ended 6-30-2015	11.71	0.11	(0.58)	(0.47)	(0.10)	(2.20)	(2.30)
Year ended 6-30-2014	10.25	0.14	1.90	2.04	(0.08)	(0.50)	(0.58)
Year ended 6-30-2013	9.01	0.15	1.35	1.50	(0.26)	—	(0.26)
Year ended 6-30-2012	10.03	0.12	(1.01)	(0.89)	(0.13)	—	(0.13)
Year ended 6-30-2011	8.00	0.10	2.03	2.13	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

72	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$8.15	-8.22%	$2,506	1.13	%(4)	0.40	%(4)	1.14	%(4)	0.39	%(4)	34%
Year ended 6-30-2015	8.88	-4.46	3,023	1.10		0.80		1.10		0.80		69
Year ended 6-30-2014	11.66	19.69	3,461	1.10		0.82		1.10		0.82		83
Year ended 6-30-2013	10.21	16.50	2,933	1.15		1.33		1.16		1.32		50
Year ended 6-30-2012	8.96	-9.16	2,665	1.17		1.06		1.17		1.06		53
Year ended 6-30-2011	9.98	26.27	3,162	1.14		0.77		1.14		0.77		72
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	7.78	-8.69	22	2.21	(4)	-0.68	(4)	2.22	(4)	-0.69	(4)	34
Year ended 6-30-2015	8.52	-5.40	30	2.11		-0.21		2.11		-0.21		69
Year ended 6-30-2014	11.30	18.55	46	2.08		-0.19		2.08		-0.19		83
Year ended 6-30-2013	9.96	15.29	52	2.14		0.34		2.15		0.33		50
Year ended 6-30-2012	8.72	-9.98	59	2.13		0.04		2.13		0.04		53
Year ended 6-30-2011	9.71	25.22	90	2.05		-0.13		2.05		-0.13		72
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	7.83	-8.63	41	1.98	(4)	-0.45	(4)	1.99	(4)	-0.46	(4)	34
Year ended 6-30-2015	8.57	-5.29	52	1.95		-0.04		1.95		-0.04		69
Year ended 6-30-2014	11.36	18.80	68	1.92		-0.01		1.92		-0.01		83
Year ended 6-30-2013	9.99	15.48	66	1.97		0.51		1.98		0.50		50
Year ended 6-30-2012	8.75	-9.86	67	1.99		0.21		1.99		0.21		53
Year ended 6-30-2011	9.74	25.36	90	1.95		-0.04		1.95		-0.04		72
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	8.21	-8.17	52	0.83	(4)	0.70	(4)	0.84	(4)	0.69	(4)	34
Year ended 6-30-2015	8.94	-4.16	64	0.82		1.10		0.82		1.10		69
Year ended 6-30-2014	11.71	20.04	79	0.82		1.21		0.82		1.21		83
Year ended 6-30-2013	10.25	16.82	60	0.84		1.47		0.85		1.46		50
Year ended 6-30-2012	9.01	-8.82	54	0.85		1.28		0.85		1.28		53
Year ended 6-30-2011	10.03	26.77	71	0.84		1.08		0.84		1.08		72

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	73

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CONTINENTAL INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$10.44	$0.07	$(0.29)	$(0.22)	$(0.10)	$(0.77)	$(0.87)
Year ended 6-30-2015	10.55	0.09	0.28	0.37	(0.07)	(0.41)	(0.48)
Year ended 6-30-2014	9.33	0.08	1.69	1.77	(0.07)	(0.48)	(0.55)
Year ended 6-30-2013	8.70	0.11	1.04	1.15	(0.11)	(0.41)	(0.52)
Year ended 6-30-2012	8.70	0.10	0.18	0.28	(0.11)	(0.17)	(0.28)
Year ended 6-30-2011	7.23	0.10	1.86	1.96	(0.10)	(0.39)	(0.49)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	10.30	0.01	(0.29)	(0.28)	(0.02)	(0.75)	(0.77)
Year ended 6-30-2015	10.46	(0.02)	0.27	0.25	—	(0.41)	(0.41)
Year ended 6-30-2014	9.27	(0.03)	1.69	1.66	—	(0.47)	(0.47)
Year ended 6-30-2013	8.67	0.01	1.02	1.03	(0.03)	(0.40)	(0.43)
Year ended 6-30-2012	8.68	0.01	0.17	0.18	(0.02)	(0.17)	(0.19)
Year ended 6-30-2011	7.22	0.02	1.85	1.87	(0.02)	(0.39)	(0.41)
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	10.38	0.02	(0.29)	(0.27)	(0.03)	(0.77)	(0.80)
Year ended 6-30-2015	10.51	0.00	0.28	0.28	—	(0.41)	(0.41)
Year ended 6-30-2014	9.30	(0.01)	1.70	1.69	—	(0.48)	(0.48)
Year ended 6-30-2013	8.68	0.03	1.04	1.07	(0.04)	(0.41)	(0.45)
Year ended 6-30-2012	8.69	0.02	0.17	0.19	(0.03)	(0.17)	(0.20)
Year ended 6-30-2011	7.23	0.03	1.85	1.88	(0.03)	(0.39)	(0.42)
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	10.45	0.08	(0.30)	(0.22)	(0.11)	(0.77)	(0.88)
Year ended 6-30-2015	10.56	0.12	0.28	0.40	(0.10)	(0.41)	(0.51)
Year ended 6-30-2014	9.33	0.10	1.71	1.81	(0.10)	(0.48)	(0.58)
Year ended 6-30-2013	8.70	0.13	1.04	1.17	(0.13)	(0.41)	(0.54)
Year ended 6-30-2012	8.70	0.13	0.17	0.30	(0.13)	(0.17)	(0.30)
Year ended 6-30-2011	7.23	0.13	1.86	1.99	(0.13)	(0.39)	(0.52)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

74	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$9.35	-2.19%	$1,508	1.14	%(4)	1.32	%(4)	1.15	%(4)	1.31	%(4)	25%
Year ended 6-30-2015	10.44	3.62	1,502	1.14		0.87		1.15		0.86		38
Year ended 6-30-2014	10.55	19.49	1,302	1.16		0.75		1.18		0.73		34
Year ended 6-30-2013	9.33	13.72	840	1.18		1.19		1.20		1.17		49
Year ended 6-30-2012	8.70	3.42	636	1.20		1.18		1.22		1.16		37
Year ended 6-30-2011	8.70	27.65	654	1.21		1.27		1.23		1.25		32
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	9.25	-2.83	4	2.23	(4)	0.22	(4)	2.24	(4)	0.21	(4)	25
Year ended 6-30-2015	10.30	2.49	5	2.21		-0.21		2.22		-0.22		38
Year ended 6-30-2014	10.46	18.24	5	2.27		-0.35		2.29		-0.37		34
Year ended 6-30-2013	9.27	12.50	6	2.34		0.06		2.36		0.04		49
Year ended 6-30-2012	8.67	2.21	6	2.32		0.06		2.34		0.04		37
Year ended 6-30-2011	8.68	26.25	9	2.27		0.21		2.29		0.19		32
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	9.31	-2.68	16	1.98	(4)	0.48	(4)	1.99	(4)	0.47	(4)	25
Year ended 6-30-2015	10.38	2.77	16	1.98		0.03		1.99		0.02		38
Year ended 6-30-2014	10.51	18.59	16	2.00		-0.08		2.02		-0.10		34
Year ended 6-30-2013	9.30	12.74	10	2.06		0.32		2.08		0.30		49
Year ended 6-30-2012	8.68	2.38	7	2.11		0.28		2.13		0.26		37
Year ended 6-30-2011	8.69	26.37	7	2.14		0.35		2.16		0.33		32
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	9.35	-2.15	4	0.86	(4)	1.59	(4)	0.87	(4)	1.58	(4)	25
Year ended 6-30-2015	10.45	3.91	5	0.86		1.13		0.87		1.12		38
Year ended 6-30-2014	10.56	19.92	7	0.88		1.04		0.90		1.02		34
Year ended 6-30-2013	9.33	14.04	6	0.89		1.49		0.91		1.47		49
Year ended 6-30-2012	8.70	3.74	4	0.89		1.57		0.91		1.55		37
Year ended 6-30-2011	8.70	28.05	6	0.90		1.59		0.92		1.57		32

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	75

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

CORE INVESTMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$7.13	$0.01	$(0.12)	$(0.11)	$(0.01)	$(0.89)	$(0.90)
Year ended 6-30-2015	7.72	0.02	0.26	0.28	(0.02)	(0.85)	(0.87)
Year ended 6-30-2014	7.02	0.03	1.77	1.80	(0.03)	(1.07)	(1.10)
Year ended 6-30-2013	6.30	0.04	1.12	1.16	(0.03)	(0.41)	(0.44)
Year ended 6-30-2012	6.49	0.02	0.11	0.13	(0.02)	(0.30)	(0.32)
Year ended 6-30-2011	4.70	0.02	1.78	1.80	(0.01)	—	(0.01)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	6.08	(0.03)	(0.10)	(0.13)	—	(0.83)	(0.83)
Year ended 6-30-2015	6.71	(0.06)	0.22	0.16	—	(0.79)	(0.79)
Year ended 6-30-2014	6.23	(0.05)	1.55	1.50	—	(1.02)	(1.02)
Year ended 6-30-2013	5.66	(0.04)	1.01	0.97	—	(0.40)	(0.40)
Year ended 6-30-2012	5.92	(0.05)	0.09	0.04	—	(0.30)	(0.30)
Year ended 6-30-2011	4.33	(0.04)	1.63	1.59	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	6.21	(0.02)	(0.11)	(0.13)	—	(0.84)	(0.84)
Year ended 6-30-2015	6.83	(0.04)	0.22	0.18	—	(0.80)	(0.80)
Year ended 6-30-2014	6.33	(0.04)	1.58	1.54	—	(1.04)	(1.04)
Year ended 6-30-2013	5.74	(0.03)	1.02	0.99	—	(0.40)	(0.40)
Year ended 6-30-2012	5.98	(0.04)	0.10	0.06	—	(0.30)	(0.30)
Year ended 6-30-2011	4.37	(0.03)	1.64	1.61	—	—	—
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	7.17	0.02	(0.13)	(0.11)	(0.02)	(0.89)	(0.91)
Year ended 6-30-2015	7.76	0.04	0.26	0.30	(0.04)	(0.85)	(0.89)
Year ended 6-30-2014	7.05	0.05	1.78	1.83	(0.05)	(1.07)	(1.12)
Year ended 6-30-2013	6.32	0.06	1.13	1.19	(0.05)	(0.41)	(0.46)
Year ended 6-30-2012	6.51	0.04	0.10	0.14	(0.03)	(0.30)	(0.33)
Year ended 6-30-2011	4.71	0.04	1.79	1.83	(0.03)	—	(0.03)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

76	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$6.12	-1.58%	$4,005	1.02	%(4)	0.28	%(4)	1.04	%(4)	0.26	%(4)	28%
Year ended 6-30-2015	7.13	3.89	4,313	1.02		0.28		1.03		0.27		64
Year ended 6-30-2014	7.72	27.42	4,296	1.04		0.39		1.06		0.37		52
Year ended 6-30-2013	7.02	19.22	3,354	1.09		0.56		1.11		0.54		68
Year ended 6-30-2012	6.30	2.68	2,867	1.12		0.32		1.15		0.29		58
Year ended 6-30-2011	6.49	38.39	3,021	1.12		0.35		1.14		0.33		79
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	5.12	-2.18	10	2.20	(4)	-0.91	(4)	2.22	(4)	-0.93	(4)	28
Year ended 6-30-2015	6.08	2.64	12	2.17		-0.88		2.18		-0.89		64
Year ended 6-30-2014	6.71	25.88	15	2.21		-0.78		2.22		-0.79		52
Year ended 6-30-2013	6.23	17.90	15	2.34		-0.68		2.36		-0.70		68
Year ended 6-30-2012	5.66	1.26	17	2.38		-0.93		2.40		-0.95		58
Year ended 6-30-2011	5.92	36.72	23	2.31		-0.85		2.33		-0.87		79
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	5.24	-2.11	21	1.97	(4)	-0.67	(4)	1.99	(4)	-0.69	(4)	28
Year ended 6-30-2015	6.21	2.94	22	1.96		-0.66		1.97		-0.67		64
Year ended 6-30-2014	6.83	26.08	22	1.99		-0.56		2.00		-0.57		52
Year ended 6-30-2013	6.33	18.15	17	2.07		-0.41		2.09		-0.43		68
Year ended 6-30-2012	5.74	1.60	14	2.11		-0.67		2.13		-0.69		58
Year ended 6-30-2011	5.98	36.84	16	2.12		-0.64		2.14		-0.66		79
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	6.15	-1.48	95	0.77	(4)	0.53	(4)	0.79	(4)	0.51	(4)	28
Year ended 6-30-2015	7.17	4.12	98	0.78		0.53		0.79		0.52		64
Year ended 6-30-2014	7.76	27.80	87	0.79		0.65		0.80		0.64		52
Year ended 6-30-2013	7.05	19.67	83	0.80		0.85		0.82		0.83		68
Year ended 6-30-2012	6.32	2.82	53	0.82		0.62		0.84		0.60		58
Year ended 6-30-2011	6.51	38.91	35	0.82		0.62		0.84		0.60		79

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	77

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

DIVIDEND OPPORTUNITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$16.99	$0.08	$(0.25)	$(0.17)	$(0.09)	$(1.98)	$(2.07)
Year ended 6-30-2015	19.98	0.20	0.04	0.24	(0.21)	(3.02)	(3.23)
Year ended 6-30-2014	17.17	0.20	3.83	4.03	(0.18)	(1.04)	(1.22)
Year ended 6-30-2013	14.85	0.21	2.31	2.52	(0.20)	—	(0.20)
Year ended 6-30-2012	15.44	0.20	(0.65)	(0.45)	(0.14)	—	(0.14)
Year ended 6-30-2011	11.54	0.13	3.91	4.04	(0.14)	—	(0.14)
Class B Shares(4)
Six-month period ended 12-31-2015 (unaudited)	16.56	(0.01)	(0.25)	(0.26)	—	(1.98)	(1.98)
Year ended 6-30-2015	19.56	0.00 *	0.04	0.04	(0.02)	(3.02)	(3.04)
Year ended 6-30-2014	16.88	(0.01)	3.75	3.74	(0.02)	(1.04)	(1.06)
Year ended 6-30-2013	14.64	0.03	2.28	2.31	(0.07)	—	(0.07)
Year ended 6-30-2012	15.25	0.03	(0.60)	(0.57)	(0.04)	—	(0.04)
Year ended 6-30-2011	11.43	(0.02)	3.87	3.85	(0.03)	—	(0.03)
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	16.70	0.01	(0.25)	(0.24)	—	(1.98)	(1.98)
Year ended 6-30-2015	19.67	0.04	0.06	0.10	(0.05)	(3.02)	(3.07)
Year ended 6-30-2014	16.95	0.04	3.77	3.81	(0.05)	(1.04)	(1.09)
Year ended 6-30-2013	14.69	0.07	2.29	2.36	(0.10)	—	(0.10)
Year ended 6-30-2012	15.29	0.07	(0.62)	(0.55)	(0.05)	—	(0.05)
Year ended 6-30-2011	11.46	0.00	3.88	3.88	(0.05)	—	(0.05)
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	17.00	0.11	(0.25)	(0.14)	(0.12)	(1.98)	(2.10)
Year ended 6-30-2015	19.99	0.26	0.04	0.30	(0.27)	(3.02)	(3.29)
Year ended 6-30-2014	17.18	0.25	3.83	4.08	(0.23)	(1.04)	(1.27)
Year ended 6-30-2013	14.85	0.28	2.31	2.59	(0.26)	—	(0.26)
Year ended 6-30-2012	15.45	0.26	(0.68)	(0.42)	(0.18)	—	(0.18)
Year ended 6-30-2011	11.54	0.16	3.95	4.11	(0.20)	—	(0.20)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

78	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$14.75	-1.02%	$570	1.24	%(3)	1.01	%(3)	23%
Year ended 6-30-2015	16.99	1.20	631	1.23		1.08		40
Year ended 6-30-2014	19.98	24.30	698	1.26		1.05		47
Year ended 6-30-2013	17.17	17.11	686	1.29		1.33		36
Year ended 6-30-2012	14.85	-2.55	698	1.32		1.43		43
Year ended 6-30-2011	15.44	35.15	749	1.30		0.91		40
Class B Shares(4)
Six-month period ended 12-31-2015 (unaudited)	14.32	-1.59	3	2.40	(3)	-0.16	(3)	23
Year ended 6-30-2015	16.56	0.11	4	2.33		-0.02		40
Year ended 6-30-2014	19.56	22.91	6	2.39		-0.07		47
Year ended 6-30-2013	16.88	15.81	7	2.48		0.17		36
Year ended 6-30-2012	14.64	-3.71	8	2.47		0.24		43
Year ended 6-30-2011	15.25	33.69	14	2.38		-0.16		40
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	14.48	-1.45	7	2.06	(3)	0.18	(3)	23
Year ended 6-30-2015	16.70	0.43	8	2.06		0.24		40
Year ended 6-30-2014	19.67	23.20	9	2.11		0.20		47
Year ended 6-30-2013	16.95	16.17	9	2.17		0.46		36
Year ended 6-30-2012	14.69	-3.51	10	2.23		0.49		43
Year ended 6-30-2011	15.29	33.92	13	2.22		-0.01		40
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	14.76	-0.85	5	0.91	(3)	1.35	(3)	23
Year ended 6-30-2015	17.00	1.53	5	0.90		1.40		40
Year ended 6-30-2014	19.99	24.68	2	0.95		1.32		47
Year ended 6-30-2013	17.18	17.63	2	0.89		1.71		36
Year ended 6-30-2012	14.85	-2.22	1	0.91		1.84		43
Year ended 6-30-2011	15.45	35.77	2	0.92		1.19		40

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	79

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

ENERGY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$14.13	$(0.02)	$(3.30)	$(3.32)	$—	$—	$—
Year ended 6-30-2015	18.81	(0.06)	(4.62)	(4.68)	—	—	—
Year ended 6-30-2014	13.72	(0.09)	5.18	5.09	—	—	—
Year ended 6-30-2013	11.21	(0.08)	2.59	2.51	—	—	—
Year ended 6-30-2012	14.38	(0.08)	(3.09)	(3.17)	—	—	—
Year ended 6-30-2011	9.72	(0.09)	4.75	4.66	—	—	—
Class B Shares(4)
Six-month period ended 12-31-2015 (unaudited)	12.71	(0.10)	(2.96)	(3.06)	—	—	—
Year ended 6-30-2015	17.13	(0.23)	(4.19)	(4.42)	—	—	—
Year ended 6-30-2014	12.65	(0.25)	4.73	4.48	—	—	—
Year ended 6-30-2013	10.47	(0.22)	2.40	2.18	—	—	—
Year ended 6-30-2012	13.59	(0.22)	(2.90)	(3.12)	—	—	—
Year ended 6-30-2011	9.29	(0.22)	4.52	4.30	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	13.12	(0.07)	(3.04)	(3.11)	—	—	—
Year ended 6-30-2015	17.61	(0.18)	(4.31)	(4.49)	—	—	—
Year ended 6-30-2014	12.96	(0.21)	4.86	4.65	—	—	—
Year ended 6-30-2013	10.68	(0.18)	2.46	2.28	—	—	—
Year ended 6-30-2012	13.81	(0.18)	(2.95)	(3.13)	—	—	—
Year ended 6-30-2011	9.41	(0.18)	4.58	4.40	—	—	—
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	14.76	0.02	(3.46)	(3.44)	—	—	—
Year ended 6-30-2015	19.55	0.01	(4.80)	(4.79)	—	—	—
Year ended 6-30-2014	14.20	(0.01)	5.36	5.35	—	—	—
Year ended 6-30-2013	11.53	(0.01)	2.68	2.67	—	—	—
Year ended 6-30-2012	14.71	(0.01)	(3.17)	(3.18)	—	—	—
Year ended 6-30-2011	9.89	(0.02)	4.84	4.82	—	—	—

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Annualized.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

80	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$10.81	-23.50%	$205	1.63	%(3)	-0.25	%(3)	18%
Year ended 6-30-2015	14.13	-24.88	265	1.55		-0.38		24
Year ended 6-30-2014	18.81	37.00	299	1.57		-0.54		43
Year ended 6-30-2013	13.72	22.48	208	1.66		-0.62		22
Year ended 6-30-2012	11.21	-22.05	185	1.68		-0.67		22
Year ended 6-30-2011	14.38	47.94	258	1.63		-0.69		26
Class B Shares(4)
Six-month period ended 12-31-2015 (unaudited)	9.65	-24.08	1	3.08	(3)	-1.72	(3)	18
Year ended 6-30-2015	12.71	-25.80	1	2.81		-1.64		24
Year ended 6-30-2014	17.13	35.41	2	2.78		-1.75		43
Year ended 6-30-2013	12.65	20.82	3	2.93		-1.88		22
Year ended 6-30-2012	10.47	-22.96	3	2.89		-1.89		22
Year ended 6-30-2011	13.59	46.29	5	2.72		-1.78		26
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	10.01	-23.70	2	2.54	(3)	-1.17	(3)	18
Year ended 6-30-2015	13.12	-25.50	3	2.43		-1.25		24
Year ended 6-30-2014	17.61	35.77	4	2.42		-1.40		43
Year ended 6-30-2013	12.96	21.44	3	2.52		-1.47		22
Year ended 6-30-2012	10.68	-22.67	3	2.50		-1.50		22
Year ended 6-30-2011	13.81	46.76	6	2.43		-1.49		26
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	11.32	-23.31	2	1.11	(3)	0.27	(3)	18
Year ended 6-30-2015	14.76	-24.50	3	1.09		0.08		24
Year ended 6-30-2014	19.55	37.68	4	1.09		-0.06		43
Year ended 6-30-2013	14.20	23.16	2	1.10		-0.06		22
Year ended 6-30-2012	11.53	-21.62	2	1.11		-0.12		22
Year ended 6-30-2011	14.71	48.74	3	1.10		-0.16		26

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	81

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

GLOBAL GROWTH FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$12.34	$(0.03)	$(0.14)	$(0.17)	$—	$(0.64)	$(0.64)
Year ended 6-30-2015	12.93	0.03	(0.13)	(0.10)	(0.05)	(0.44)	(0.49)
Year ended 6-30-2014	10.51	0.08	2.52	2.60	(0.18)	—	(0.18)
Year ended 6-30-2013	9.24	0.09	1.20	1.29	(0.02)	—	(0.02)
Year ended 6-30-2012	10.26	0.08	(0.95)	(0.87)	(0.15)	—	(0.15)
Year ended 6-30-2011	7.54	0.14	2.64	2.78	(0.06)	—	(0.06)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	11.13	(0.11)	(0.12)	(0.23)	—	(0.64)	(0.64)
Year ended 6-30-2015	11.83	(0.14)	(0.12)	(0.26)	—	(0.44)	(0.44)
Year ended 6-30-2014	9.60	(0.08)	2.31	2.23	—	—	—
Year ended 6-30-2013	8.54	(0.06)	1.12	1.06	—	—	—
Year ended 6-30-2012	9.51	(0.06)	(0.88)	(0.94)	(0.03)	—	(0.03)
Year ended 6-30-2011	7.03	0.00	2.48	2.48	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	11.62	(0.09)	(0.13)	(0.22)	—	(0.64)	(0.64)
Year ended 6-30-2015	12.28	(0.09)	(0.13)	(0.22)	—	(0.44)	(0.44)
Year ended 6-30-2014	9.97	(0.05)	2.40	2.35	(0.04)	—	(0.04)
Year ended 6-30-2013	8.84	(0.02)	1.15	1.13	—	—	—
Year ended 6-30-2012	9.82	(0.02)	(0.90)	(0.92)	(0.06)	—	(0.06)
Year ended 6-30-2011	7.24	0.03	2.55	2.58	—	—	—
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	12.37	(0.01)	(0.14)	(0.15)	—	(0.64)	(0.64)
Year ended 6-30-2015	12.95	0.08	(0.14)	(0.06)	(0.08)	(0.44)	(0.52)
Year ended 6-30-2014	10.52	0.12	2.53	2.65	(0.22)	—	(0.22)
Year ended 6-30-2013	9.26	0.13	1.21	1.34	(0.08)	—	(0.08)
Year ended 6-30-2012	10.29	0.13	(0.97)	(0.84)	(0.19)	—	(0.19)
Year ended 6-30-2011	7.55	0.18	2.66	2.84	(0.10)	—	(0.10)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

(5)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

82	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$11.53	-1.33%	$580	1.37	%(4)	-0.52	%(4)	1.40	%(4)	-0.55	%(4)	25%
Year ended 6-30-2015	12.34	-0.59	571	1.39		0.24		1.42		0.21		72
Year ended 6-30-2014	12.93	24.81	572	1.42		0.65		1.45		0.62		49
Year ended 6-30-2013	10.51	14.04	464	1.46		0.89		1.49		0.86		44
Year ended 6-30-2012	9.24	-8.39	424	1.50		0.83		1.53		0.80		30
Year ended 6-30-2011	10.26	36.98	525	1.48		1.47		1.51		1.44		58
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	10.26	-2.01	1	2.86	(4)	-2.00	(4)	2.89	(4)	-2.03	(4)	25
Year ended 6-30-2015	11.13	-2.06	1	2.83		-1.27		2.86		-1.30		72
Year ended 6-30-2014	11.83	23.24	2	2.76		-0.77		2.79		-0.80		49
Year ended 6-30-2013	9.60	12.41	2	2.91		-0.63		2.94		-0.66		44
Year ended 6-30-2012	8.54	-9.83	2	2.96		-0.75		2.99		-0.78		30
Year ended 6-30-2011	9.51	35.28	4	2.82		0.02		2.85		-0.01		58
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	10.76	-1.84	2	2.44	(4)	-1.59	(4)	2.47	(4)	-1.62	(4)	25
Year ended 6-30-2015	11.62	-1.65	2	2.42		-0.80		2.45		-0.83		72
Year ended 6-30-2014	12.28	23.59	2	2.49		-0.47		2.52		-0.50		49
Year ended 6-30-2013	9.97	12.78	2	2.52		-0.24		2.55		-0.27		44
Year ended 6-30-2012	8.84	-9.38	2	2.55		-0.27		2.58		-0.30		30
Year ended 6-30-2011	9.82	35.64	3	2.53		0.37		2.56		0.34		58
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	11.58	-1.17	74	1.03	(4)	-0.18	(4)	1.06	(4)	-0.21	(4)	25
Year ended 6-30-2015	12.37	-0.30	76	1.04		0.63		1.07		0.60		72
Year ended 6-30-2014	12.95	25.45	59	1.05		0.97		1.08		0.94		49
Year ended 6-30-2013	10.52	14.46	55	1.05		1.30		1.08		1.27		44
Year ended 6-30-2012	9.26	-8.06	50	1.06		1.38		1.09		1.35		30
Year ended 6-30-2011	10.29	37.73	62	1.06		1.88		1.09		1.85		58

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	83

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

NEW CONCEPTS FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$11.25	$0.00 *	$(1.02)	$(1.02)	$—	$(1.05)	$(1.05)
Year ended 6-30-2015	12.06	(0.06)	0.88	0.82	—	(1.63)	(1.63)
Year ended 6-30-2014	10.93	(0.08)	2.43	2.35	—	(1.22)	(1.22)
Year ended 6-30-2013	9.53	(0.06)	1.87	1.81	—	(0.41)	(0.41)
Year ended 6-30-2012	12.27	(0.08)	(0.67)	(0.75)	—	(1.99)	(1.99)
Year ended 6-30-2011	8.81	(0.04)	3.91	3.87	—	(0.41)	(0.41)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	8.15	(0.04)	(0.74)	(0.78)	—	(0.96)	(0.96)
Year ended 6-30-2015	9.22	(0.14)	0.64	0.50	—	(1.57)	(1.57)
Year ended 6-30-2014	8.65	(0.17)	1.91	1.74	—	(1.17)	(1.17)
Year ended 6-30-2013	7.71	(0.15)	1.50	1.35	—	(0.41)	(0.41)
Year ended 6-30-2012	10.37	(0.16)	(0.59)	(0.75)	—	(1.91)	(1.91)
Year ended 6-30-2011	7.48	(0.13)	3.31	3.18	—	(0.29)	(0.29)
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	8.47	(0.04)	(0.77)	(0.81)	—	(0.97)	(0.97)
Year ended 6-30-2015	9.51	(0.13)	0.67	0.54	—	(1.58)	(1.58)
Year ended 6-30-2014	8.89	(0.15)	1.95	1.80	—	(1.18)	(1.18)
Year ended 6-30-2013	7.89	(0.13)	1.54	1.41	—	(0.41)	(0.41)
Year ended 6-30-2012	10.55	(0.15)	(0.59)	(0.74)	—	(1.92)	(1.92)
Year ended 6-30-2011	7.61	(0.12)	3.36	3.24	—	(0.30)	(0.30)
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	12.46	0.02	(1.14)	(1.12)	—	(1.09)	(1.09)
Year ended 6-30-2015	13.17	(0.03)	0.97	0.94	—	(1.65)	(1.65)
Year ended 6-30-2014	11.82	(0.04)	2.63	2.59	—	(1.24)	(1.24)
Year ended 6-30-2013	10.23	(0.02)	2.02	2.00	—	(0.41)	(0.41)
Year ended 6-30-2012	13.01	(0.05)	(0.70)	(0.75)	—	(2.03)	(2.03)
Year ended 6-30-2011	9.33	0.00	4.15	4.15	—	(0.47)	(0.47)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4) Annualized.

(5) These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

84	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$9.18	-9.04%	$1,608	1.35	%(4)	0.00	%*(4)	1.36	%(4)	-0.01	%(4)	24%
Year ended 6-30-2015	11.25	7.51	1,816	1.34		-0.53		1.35		-0.54		33
Year ended 6-30-2014	12.06	22.44	1,764	1.36		-0.67		1.37		-0.68		51
Year ended 6-30-2013	10.93	19.55	1,476	1.41		-0.61		1.42		-0.62		38
Year ended 6-30-2012	9.53	-5.52	1,308	1.43		-0.76		1.45		-0.78		48
Year ended 6-30-2011	12.27	44.44	1,458	1.41		-0.32		1.43		-0.34		55
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	6.41	-9.63	6	2.50	(4)	-1.17	(4)	2.51	(4)	-1.18	(4)	24
Year ended 6-30-2015	8.15	6.28	7	2.47		-1.66		2.48		-1.67		33
Year ended 6-30-2014	9.22	21.04	9	2.50		-1.80		2.51		-1.81		51
Year ended 6-30-2013	8.65	18.30	11	2.62		-1.81		2.63		-1.82		38
Year ended 6-30-2012	7.71	-6.64	13	2.58		-1.91		2.60		-1.93		48
Year ended 6-30-2011	10.37	42.91	21	2.49		-1.39		2.51		-1.41		55
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	6.69	-9.56	9	2.28	(4)	-0.95	(4)	2.29	(4)	-0.96	(4)	24
Year ended 6-30-2015	8.47	6.50	11	2.25		-1.44		2.26		-1.45		33
Year ended 6-30-2014	9.51	21.31	12	2.27		-1.58		2.28		-1.59		51
Year ended 6-30-2013	8.89	18.52	11	2.35		-1.54		2.37		-1.56		38
Year ended 6-30-2012	7.89	-6.44	11	2.38		-1.71		2.40		-1.73		48
Year ended 6-30-2011	10.55	43.01	13	2.35		-1.27		2.37		-1.29		55
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	10.25	-8.96	78	1.02	(4)	0.34	(4)	1.03	(4)	0.33	(4)	24
Year ended 6-30-2015	12.46	7.86	89	1.01		-0.21		1.02		-0.22		33
Year ended 6-30-2014	13.17	22.82	83	1.02		-0.32		1.03		-0.33		51
Year ended 6-30-2013	11.82	20.08	80	1.02		-0.22		1.03		-0.23		38
Year ended 6-30-2012	10.23	-5.11	56	1.03		-0.45		1.05		-0.47		48
Year ended 6-30-2011	13.01	45.03	59	1.02		0.03		1.04		0.01		55

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	85

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SCIENCE AND TECHNOLOGY FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$15.70	$(0.06)	$(1.04)	$(1.10)	$—	$(1.07)	$(1.07)
Year ended 6-30-2015	16.85	(0.11)	0.42	0.31	—	(1.46)	(1.46)
Year ended 6-30-2014	13.55	(0.09)	4.75	4.66	—	(1.36)	(1.36)
Year ended 6-30-2013	10.45	(0.08)	3.41	3.33	—	(0.23)	(0.23)
Year ended 6-30-2012	11.06	(0.10)	0.32	0.22	—	(0.83)	(0.83)
Year ended 6-30-2011	8.56	(0.09)	2.80	2.71	—	(0.21)	(0.21)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	11.42	(0.10)	(0.76)	(0.86)	—	(1.07)	(1.07)
Year ended 6-30-2015	12.78	(0.20)	0.30	0.10	—	(1.46)	(1.46)
Year ended 6-30-2014	10.65	(0.20)	3.69	3.49	—	(1.36)	(1.36)
Year ended 6-30-2013	8.36	(0.17)	2.69	2.52	—	(0.23)	(0.23)
Year ended 6-30-2012	9.03	(0.18)	0.25	0.07	—	(0.74)	(0.74)
Year ended 6-30-2011	7.10	(0.17)	2.31	2.14	—	(0.21)	(0.21)
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	11.60	(0.10)	(0.77)	(0.87)	—	(1.07)	(1.07)
Year ended 6-30-2015	12.95	(0.19)	0.30	0.11	—	(1.46)	(1.46)
Year ended 6-30-2014	10.77	(0.19)	3.73	3.54	—	(1.36)	(1.36)
Year ended 6-30-2013	8.43	(0.16)	2.73	2.57	—	(0.23)	(0.23)
Year ended 6-30-2012	9.10	(0.16)	0.24	0.08	—	(0.75)	(0.75)
Year ended 6-30-2011	7.14	(0.16)	2.33	2.17	—	(0.21)	(0.21)
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	17.48	(0.05)	(1.16)	(1.21)	—	(1.07)	(1.07)
Year ended 6-30-2015	18.55	(0.07)	0.46	0.39	—	(1.46)	(1.46)
Year ended 6-30-2014	14.76	(0.05)	5.20	5.15	—	(1.36)	(1.36)
Year ended 6-30-2013	11.33	(0.04)	3.70	3.66	—	(0.23)	(0.23)
Year ended 6-30-2012	11.92	(0.07)	0.35	0.28	—	(0.87)	(0.87)
Year ended 6-30-2011	9.18	(0.06)	3.01	2.95	—	(0.21)	(0.21)

(1)	Based on average weekly shares outstanding.

(2) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4) Annualized.

(5) These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

86	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$13.53	-7.09%	$3,306	1.25	%(4)	-0.83	%(4)	1.26	%(4)	-0.84	%(4)	6%
Year ended 6-30-2015	15.70	2.28	3,638	1.24		-0.67		1.24		-0.67		29
Year ended 6-30-2014	16.85	35.51	3,736	1.26		-0.58		1.26		-0.58		41
Year ended 6-30-2013	13.55	32.42	2,763	1.32		-0.67		1.33		-0.68		50
Year ended 6-30-2012	10.45	3.40	2,169	1.37		-0.99		1.38		-1.00		42
Year ended 6-30-2011	11.06	31.80	2,317	1.35		-0.86		1.36		-0.87		44
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	9.49	-7.64	15	2.33	(4)	-1.91	(4)	2.34	(4)	-1.92	(4)	6
Year ended 6-30-2015	11.42	1.30	18	2.30		-1.73		2.30		-1.73		29
Year ended 6-30-2014	12.78	34.10	23	2.32		-1.66		2.32		-1.66		41
Year ended 6-30-2013	10.65	30.81	23	2.49		-1.84		2.50		-1.85		50
Year ended 6-30-2012	8.36	2.19	23	2.56		-2.17		2.57		-2.18		42
Year ended 6-30-2011	9.03	30.30	32	2.47		-1.97		2.48		-1.98		44
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	9.66	-7.62	19	2.23	(4)	-1.80	(4)	2.24	(4)	-1.81	(4)	6
Year ended 6-30-2015	11.60	1.36	21	2.20		-1.62		2.20		-1.62		29
Year ended 6-30-2014	12.95	34.20	22	2.19		-1.52		2.19		-1.52		41
Year ended 6-30-2013	10.77	31.15	16	2.31		-1.66		2.32		-1.67		50
Year ended 6-30-2012	8.43	2.31	13	2.38		-1.99		2.39		-2.00		42
Year ended 6-30-2011	9.10	30.55	15	2.35		-1.85		2.36		-1.86		44
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	15.20	-6.99	129	0.98	(4)	-0.56	(4)	0.99	(4)	-0.57	(4)	6
Year ended 6-30-2015	17.48	2.51	136	0.99		-0.41		0.99		-0.41		29
Year ended 6-30-2014	18.55	35.93	136	0.99		-0.32		0.99		-0.32		41
Year ended 6-30-2013	14.76	32.81	99	1.01		-0.35		1.02		-0.36		50
Year ended 6-30-2012	11.33	3.71	78	1.03		-0.64		1.04		-0.65		42
Year ended 6-30-2011	11.92	32.28	81	1.02		-0.53		1.03		-0.54		44

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	87

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Loss(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$17.73	$(0.06)	$(1.29)	$(1.35)	$—	$(2.18)	$(2.18)
Year ended 6-30-2015	17.91	(0.13)	1.41	1.28	—	(1.46)	(1.46)
Year ended 6-30-2014	16.87	(0.19)	3.85	3.66	—	(2.62)	(2.62)
Year ended 6-30-2013	14.70	(0.15)	3.08	2.93	—	(0.76)	(0.76)
Year ended 6-30-2012	17.19	(0.18)	(0.88)	(1.06)	—	(1.43)	(1.43)
Year ended 6-30-2011	11.87	(0.16)	5.48	5.32	—	—	—
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	13.78	(0.12)	(0.99)	(1.11)	—	(2.18)	(2.18)
Year ended 6-30-2015	14.39	(0.25)	1.10	0.85	—	(1.46)	(1.46)
Year ended 6-30-2014	14.09	(0.31)	3.16	2.85	—	(2.55)	(2.55)
Year ended 6-30-2013	12.54	(0.28)	2.59	2.31	—	(0.76)	(0.76)
Year ended 6-30-2012	15.08	(0.30)	(0.81)	(1.11)	—	(1.43)	(1.43)
Year ended 6-30-2011	10.53	(0.27)	4.82	4.55	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	14.59	(0.10)	(1.05)	(1.15)	—	(2.18)	(2.18)
Year ended 6-30-2015	15.11	(0.23)	1.17	0.94	—	(1.46)	(1.46)
Year ended 6-30-2014	14.66	(0.28)	3.29	3.01	—	(2.56)	(2.56)
Year ended 6-30-2013	12.97	(0.24)	2.69	2.45	—	(0.76)	(0.76)
Year ended 6-30-2012	15.49	(0.27)	(0.82)	(1.09)	—	(1.43)	(1.43)
Year ended 6-30-2011	10.79	(0.25)	4.95	4.70	—	—	—
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	19.71	(0.03)	(1.44)	(1.47)	—	(2.18)	(2.18)
Year ended 6-30-2015	19.71	(0.07)	1.57	1.50	—	(1.50)	(1.50)
Year ended 6-30-2014	18.30	(0.13)	4.20	4.07	—	(2.66)	(2.66)
Year ended 6-30-2013	15.81	(0.09)	3.34	3.25	—	(0.76)	(0.76)
Year ended 6-30-2012	18.28	(0.12)	(0.92)	(1.04)	—	(1.43)	(1.43)
Year ended 6-30-2011	12.56	(0.08)	5.80	5.72	—	—	—

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4) Annualized.

(5) These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

88	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$14.20	-7.88%	$783	1.41	%(4)	-0.71	%(4)	1.43	%(4)	-0.73	%(4)	22%
Year ended 6-30-2015	17.73	7.94	859	1.41		-0.75		1.43		-0.77		42
Year ended 6-30-2014	17.91	22.91	870	1.43		-1.04		1.45		-1.06		47
Year ended 6-30-2013	16.87	21.06	742	1.52		-0.98		1.54		-1.00		40
Year ended 6-30-2012	14.70	-5.14	655	1.54		-1.27		1.56		-1.29		51
Year ended 6-30-2011	17.19	44.82	734	1.52		-1.06		1.54		-1.08		65
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	10.49	-8.41	5	2.56	(4)	-1.87	(4)	2.58	(4)	-1.89	(4)	22
Year ended 6-30-2015	13.78	6.80	7	2.53		-1.87		2.55		-1.89		42
Year ended 6-30-2014	14.39	21.47	9	2.53		-2.14		2.55		-2.16		47
Year ended 6-30-2013	14.09	19.70	10	2.70		-2.15		2.72		-2.17		40
Year ended 6-30-2012	12.54	-6.26	12	2.70		-2.42		2.72		-2.44		51
Year ended 6-30-2011	15.08	43.21	21	2.58		-2.10		2.60		-2.12		65
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	11.26	-8.21	8	2.23	(4)	-1.53	(4)	2.25	(4)	-1.55	(4)	22
Year ended 6-30-2015	14.59	7.09	9	2.24		-1.58		2.26		-1.60		42
Year ended 6-30-2014	15.11	21.82	10	2.25		-1.86		2.27		-1.88		47
Year ended 6-30-2013	14.66	20.14	10	2.34		-1.80		2.36		-1.82		40
Year ended 6-30-2012	12.97	-5.95	10	2.37		-2.09		2.39		-2.11		51
Year ended 6-30-2011	15.49	43.56	13	2.33		-1.87		2.35		-1.89		65
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	16.06	-7.69	21	1.03	(4)	-0.33	(4)	1.05	(4)	-0.35	(4)	22
Year ended 6-30-2015	19.71	8.37	24	1.03		-0.36		1.05		-0.38		42
Year ended 6-30-2014	19.71	23.39	19	1.04		-0.66		1.06		-0.68		47
Year ended 6-30-2013	18.30	21.62	34	1.05		-0.52		1.07		-0.54		40
Year ended 6-30-2012	15.81	-4.70	26	1.05		-0.77		1.07		-0.79		51
Year ended 6-30-2011	18.28	45.54	28	1.04		-0.53		1.06		-0.55		65

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	89

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

TAX-MANAGED EQUITY FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$18.61	$(0.03)	$0.19	$0.16	$—	$(1.45)	$(1.45)
Year ended 6-30-2015	17.66	0.00	2.21	2.21	— *	(1.26)	(1.26)
Year ended 6-30-2014	14.70	0.01	4.43	4.44	(0.01)	(1.47)	(1.48)
Year ended 6-30-2013	13.14	0.06	1.90	1.96	(0.05)	(0.35)	(0.40)
Year ended 6-30-2012	13.10	(0.01)	0.05	0.04	—	—	—
Year ended 6-30-2011	9.85	0.01	3.26	3.27	(0.02)	—	(0.02)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	16.06	(0.10)	0.16	0.06	—	(1.29)	(1.29)
Year ended 6-30-2015	15.55	(0.15)	1.92	1.77	—	(1.26)	(1.26)
Year ended 6-30-2014	13.09	(0.13)	3.92	3.79	—	(1.33)	(1.33)
Year ended 6-30-2013	11.82	(0.07)	1.69	1.62	—	(0.35)	(0.35)
Year ended 6-30-2012	11.90	(0.12)	0.04	(0.08)	—	—	—
Year ended 6-30-2011	9.01	(0.09)	2.98	2.89	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	16.06	(0.09)	0.16	0.07	—	(1.31)	(1.31)
Year ended 6-30-2015	15.54	(0.13)	1.91	1.78	—	(1.26)	(1.26)
Year ended 6-30-2014	13.08	(0.12)	3.94	3.82	—	(1.36)	(1.36)
Year ended 6-30-2013	11.80	(0.06)	1.69	1.63	—	(0.35)	(0.35)
Year ended 6-30-2012	11.87	(0.11)	0.04	(0.07)	—	—	—
Year ended 6-30-2011	8.99	(0.09)	2.97	2.88	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4) Annualized.

(5) These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

90	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$17.32	0.85%	$385		1.06	%(4)	-0.27	%(4)	1.08	%(4)	-0.29	%(4)	17%
Year ended 6-30-2015	18.61	13.14	360		1.06		0.02		1.08		0.00		43
Year ended 6-30-2014	17.66	31.22	305		1.08		0.06		1.09		0.05		30
Year ended 6-30-2013	14.70	15.26	233		1.12		0.42		1.14		0.40		42
Year ended 6-30-2012	13.14	0.31	203		1.14		-0.06		1.15		-0.07		37
Year ended 6-30-2011	13.10	33.22	195		1.14		0.08		1.15		0.07		43
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	14.83	0.38	1		2.06	(4)	-1.28	(4)	—		—		17
Year ended 6-30-2015	16.06	12.02	—	*	2.05		-0.97		—		—		43
Year ended 6-30-2014	15.55	29.98	1		2.06		-0.92		—		—		30
Year ended 6-30-2013	13.09	14.02	1		2.16		-0.60		—		—		42
Year ended 6-30-2012	11.82	-0.67	1		2.14		-1.06		—		—		37
Year ended 6-30-2011	11.90	32.08	1		2.07		-0.83		—		—		43
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	14.82	0.44	6		1.92	(4)	-1.13	(4)	—		—		17
Year ended 6-30-2015	16.06	12.10	5		1.93		-0.85		—		—		43
Year ended 6-30-2014	15.54	30.09	4		1.95		-0.81		—		—		30
Year ended 6-30-2013	13.08	14.21	3		2.03		-0.49		—		—		42
Year ended 6-30-2012	11.80	-0.59	3		2.06		-0.98		—		—		37
Year ended 6-30-2011	11.87	32.04	4		2.05		-0.82		—		—		43

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	91

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VALUE FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$16.32	$0.06	$(0.67)	$(0.61)	$(0.05)	$(2.14)	$(2.19)
Year ended 6-30-2015	17.45	0.09	0.54	0.63	(0.05)	(1.71)	(1.76)
Year ended 6-30-2014	15.14	0.07	3.13	3.20	(0.04)	(0.85)	(0.89)
Year ended 6-30-2013	11.91	0.11	3.27	3.38	(0.15)	—	(0.15)
Year ended 6-30-2012	12.55	0.11	(0.64)	(0.53)	(0.11)	—	(0.11)
Year ended 6-30-2011	9.82	0.02	2.71	2.73	—	—	—
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	15.31	(0.04)	(0.62)	(0.66)	—	(2.01)	(2.01)
Year ended 6-30-2015	16.48	(0.11)	0.52	0.41	—	(1.58)	(1.58)
Year ended 6-30-2014	14.40	(0.12)	2.98	2.86	—	(0.78)	(0.78)
Year ended 6-30-2013	11.35	(0.05)	3.11	3.06	(0.01)	—	(0.01)
Year ended 6-30-2012	12.01	(0.02)	(0.62)	(0.64)	(0.02)	—	(0.02)
Year ended 6-30-2011	9.49	(0.11)	2.63	2.52	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	15.57	(0.01)	(0.64)	(0.65)	—	(2.05)	(2.05)
Year ended 6-30-2015	16.73	(0.06)	0.52	0.46	—	(1.62)	(1.62)
Year ended 6-30-2014	14.59	(0.08)	3.02	2.94	—	(0.80)	(0.80)
Year ended 6-30-2013	11.48	(0.01)	3.16	3.15	(0.04)	—	(0.04)
Year ended 6-30-2012	12.13	0.01	(0.63)	(0.62)	(0.03)	—	(0.03)
Year ended 6-30-2011	9.57	(0.09)	2.65	2.56	—	—	—
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	16.40	0.09	(0.67)	(0.58)	(0.07)	(2.17)	(2.24)
Year ended 6-30-2015	17.53	0.15	0.54	0.69	(0.11)	(1.71)	(1.82)
Year ended 6-30-2014	15.21	0.12	3.14	3.26	(0.10)	(0.84)	(0.94)
Year ended 6-30-2013	11.96	0.17	3.28	3.45	(0.20)	—	(0.20)
Year ended 6-30-2012	12.64	0.17	(0.66)	(0.49)	(0.19)	—	(0.19)
Year ended 6-30-2011	9.83	0.04	2.77	2.81	—	—	—

(1)	Based on average weekly shares outstanding.

(2) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4) Annualized.

(5) These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

92	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$13.52	-3.79%	$792	1.23	%(4)	0.74	%(4)	1.24	%(4)	0.73	%(4)	22%
Year ended 6-30-2015	16.32	3.75	891	1.22		0.52		1.23		0.51		80
Year ended 6-30-2014	17.45	21.77	867	1.25		0.41		1.26		0.40		72
Year ended 6-30-2013	15.14	28.58	646	1.32		0.80		1.33		0.79		62
Year ended 6-30-2012	11.91	-4.12	473	1.39		0.98		1.40		0.97		70
Year ended 6-30-2011	12.55	27.80	474	1.37		0.16		1.38		0.15		48
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	12.64	-4.38	2	2.48	(4)	-0.52	(4)	2.49	(4)	-0.53	(4)	22
Year ended 6-30-2015	15.31	2.53	3	2.38		-0.66		2.39		-0.67		80
Year ended 6-30-2014	16.48	20.37	4	2.40		-0.75		2.41		-0.76		72
Year ended 6-30-2013	14.40	27.12	5	2.54		-0.38		2.55		-0.39		62
Year ended 6-30-2012	11.35	-5.34	6	2.60		-0.23		2.61		-0.24		70
Year ended 6-30-2011	12.01	26.55	11	2.48		-0.98		2.49		-0.99		48
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	12.87	-4.20	5	2.11	(4)	-0.14	(4)	2.12	(4)	-0.15	(4)	22
Year ended 6-30-2015	15.57	2.81	6	2.09		-0.36		2.10		-0.37		80
Year ended 6-30-2014	16.73	20.76	7	2.13		-0.48		2.14		-0.49		72
Year ended 6-30-2013	14.59	27.46	6	2.23		-0.10		2.24		-0.11		62
Year ended 6-30-2012	11.48	-5.09	6	2.32		0.06		2.33		0.05		70
Year ended 6-30-2011	12.13	26.75	9	2.29		-0.78		2.30		-0.79		48
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	13.58	-3.55	16	0.89	(4)	1.08	(4)	0.90	(4)	1.07	(4)	22
Year ended 6-30-2015	16.40	4.07	16	0.89		0.86		0.90		0.85		80
Year ended 6-30-2014	17.53	22.17	11	0.90		0.75		0.91		0.74		72
Year ended 6-30-2013	15.21	29.19	9	0.91		1.26		0.92		1.25		62
Year ended 6-30-2012	11.96	-3.75	3	0.93		1.44		0.94		1.43		70
Year ended 6-30-2011	12.64	28.59	3	0.92		0.34		0.93		0.33		48

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	93

FINANCIAL HIGHLIGHTS

Waddell & Reed Advisors Funds	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

VANGUARD FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$10.48	$(0.01)	$0.16	$0.15	$—	$(0.99)	$(0.99)
Year ended 6-30-2015	10.39	(0.03)	1.26	1.23	— *	(1.14)	(1.14)
Year ended 6-30-2014	9.50	0.00 *	2.62	2.62	— *	(1.73)	(1.73)
Year ended 6-30-2013	8.78	0.02	1.10	1.12	(0.01)	(0.39)	(0.40)
Year ended 6-30-2012	8.57	(0.01)	0.22	0.21	—	—	—
Year ended 6-30-2011	6.49	(0.01)	2.10	2.09	(0.01)	—	(0.01)
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	7.90	(0.05)	0.13	0.08	—	(0.95)	(0.95)
Year ended 6-30-2015	8.15	(0.11)	0.96	0.85	—	(1.10)	(1.10)
Year ended 6-30-2014	7.81	(0.10)	2.13	2.03	—	(1.69)	(1.69)
Year ended 6-30-2013	7.37	(0.08)	0.91	0.83	—	(0.39)	(0.39)
Year ended 6-30-2012	7.28	(0.10)	0.19	0.09	—	—	—
Year ended 6-30-2011	5.58	(0.08)	1.78	1.70	—	—	—
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	8.09	(0.04)	0.12	0.08	—	(0.95)	(0.95)
Year ended 6-30-2015	8.31	(0.10)	0.98	0.88	—	(1.10)	(1.10)
Year ended 6-30-2014	7.93	(0.08)	2.15	2.07	—	(1.69)	(1.69)
Year ended 6-30-2013	7.45	(0.06)	0.93	0.87	—	(0.39)	(0.39)
Year ended 6-30-2012	7.35	(0.09)	0.19	0.10	—	—	—
Year ended 6-30-2011	5.63	(0.08)	1.80	1.72	—	—	—
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	11.09	0.01	0.17	0.18	—	(1.01)	(1.01)
Year ended 6-30-2015	10.94	0.00 *	1.32	1.32	(0.02)	(1.15)	(1.17)
Year ended 6-30-2014	9.91	0.03	2.75	2.78	(0.02)	(1.73)	(1.75)
Year ended 6-30-2013	9.13	0.05	1.15	1.20	(0.03)	(0.39)	(0.42)
Year ended 6-30-2012	8.88	0.02	0.23	0.25	—	—	—
Year ended 6-30-2011	6.71	0.02	2.17	2.19	(0.02)	—	(0.02)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3) Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4) Annualized.

(5) These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Waddell & Reed Advisors Fund or Ivy Fund.

94	SEMIANNUAL REPORT	2015

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 12-31-2015 (unaudited)	$9.64	1.40%	$1,497	1.11	%(4)	-0.11	%(4)	1.13	%(4)	-0.13	%(4)	15%
Year ended 6-30-2015	10.48	12.53	1,432	1.13		-0.25		1.15		-0.27		36
Year ended 6-30-2014	10.39	29.25	1,364	1.17		0.02		1.19		—		43
Year ended 6-30-2013	9.50	13.29	1,273	1.21		0.24		1.23		0.22		78
Year ended 6-30-2012	8.78	2.45	1,260	1.22		-0.13		1.24		-0.15		46
Year ended 6-30-2011	8.57	32.12	1,289	1.23		-0.09		1.25		-0.11		87
Class B Shares(5)
Six-month period ended 12-31-2015 (unaudited)	7.03	0.98	5	2.31	(4)	-1.32	(4)	2.33	(4)	-1.34	(4)	15
Year ended 6-30-2015	7.90	11.13	5	2.28		-1.40		2.30		-1.42		36
Year ended 6-30-2014	8.15	27.74	6	2.37		-1.19		2.39		-1.21		43
Year ended 6-30-2013	7.81	11.78	7	2.50		-1.06		2.52		-1.08		78
Year ended 6-30-2012	7.37	1.24	9	2.50		-1.40		2.52		-1.42		46
Year ended 6-30-2011	7.28	30.47	14	2.43		-1.27		2.45		-1.29		87
Class C Shares
Six-month period ended 12-31-2015 (unaudited)	7.22	0.96	7	2.05	(4)	-1.04	(4)	2.07	(4)	-1.06	(4)	15
Year ended 6-30-2015	8.09	11.40	6	2.08		-1.20		2.10		-1.22		36
Year ended 6-30-2014	8.31	27.91	6	2.16		-0.98		2.18		-1.00		43
Year ended 6-30-2013	7.93	12.20	6	2.26		-0.81		2.28		-0.83		78
Year ended 6-30-2012	7.45	1.36	6	2.31		-1.22		2.33		-1.24		46
Year ended 6-30-2011	7.35	30.55	7	2.32		-1.17		2.34		-1.19		87
Class Y Shares
Six-month period ended 12-31-2015 (unaudited)	10.26	1.57	92	0.84	(4)	0.15	(4)	0.86	(4)	0.13	*(4)	15
Year ended 6-30-2015	11.09	12.76	92	0.85		0.02		0.87		—	*	36
Year ended 6-30-2014	10.94	29.65	86	0.86		0.33		0.88		0.31		43
Year ended 6-30-2013	9.91	13.64	80	0.86		0.57		0.88		0.55		78
Year ended 6-30-2012	9.13	2.82	83	0.86		0.20		0.88		0.18		46
Year ended 6-30-2011	8.88	32.59	98	0.86		0.25		0.88		0.23		87

See Accompanying Notes to Financial Statements.

2015	SEMIANNUAL REPORT	95

NOTES TO FINANCIAL STATMENTS

Waddell & Reed Advisors Funds	DECEMBER 31, 2015 (UNAUDITED)

1.	ORGANIZATION

Waddell & Reed Advisors Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors Global Growth, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund (each, a “Fund”) are 13 series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information (“SAI”). The investment manager to each Fund is Waddell & Reed Investment Management Company (“WRIMCO” or the “Manager”).

Each Fund (except Tax-Managed Equity Fund, which does not offer Class Y shares) offers Class A, Class B, Class C and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Waddell & Reed Advisors Funds. Class A shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $1 million or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, Class B and Class C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures

96	SEMIANNUAL REPORT	2015

contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rate (“LIBOR”) rates or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the

2015	SEMIANNUAL REPORT	97

Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO considers advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service authorized by the Board as described in the preceding paragraph above.

98	SEMIANNUAL REPORT	2015

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities were sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

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Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

100	SEMIANNUAL REPORT	2015

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively. Additionally, the net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of December 31, 2015, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Fund may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Asset Strategy Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Each Fund may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Accumulative Fund and Asset Strategy Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

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Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument. Additionally, to the extent a Fund enters into OTC option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Accumulative Fund, Asset Strategy Fund, New Concepts Fund, Science and Technology Fund, Small Cap Fund and Value Fund may purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which may include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Each Fund may invest in swap agreements. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statement of Operations. Payments received or made by the Fund are recorded as realized gain or loss on the Statement of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as realized gain or loss on the Statement of Operations.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Small Cap Fund enters into total return swaps to hedge exposure to a security or market.

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by WRIMCO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Fund and each of its counterparties. The CSA allows the Fund and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of December 31, 2015:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Asset Strategy Fund
Investments in unaffiliated securities at value*	$3,716	$—	$3,716	$(2,606)	$(917)	$—	$193
Unrealized appreciation on forward foreign currency contracts(1)	560	—	560	(44)	—	(460)	56
Total	$4,276	$—	$4,276	$(2,650)	$(917)	$(460)	$249
Science and Technology Fund
Investments in unaffiliated securities at value*	$1,888	$—	$1,888	$(1,110)	$—	$(480)	$298
Small Cap Fund
Unrealized appreciation on swap agreements	$779	$—	$779	$—	$—	$(779)	$—

*	Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.
(1)	Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statement of Assets and Liabilities line item for Investment securities sold receivable.

102	SEMIANNUAL REPORT	2015

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Asset Strategy Fund
Unrealized depreciation on forward foreign currency contracts	$122	$—	$122	$(7)	$—	$—	$115
Written options at value	2,643	—	2,643	(2,643)	—	—	—
Total	$2,765	$—	$2,765	$(2,650)	$—	$—	$115
New Concepts Fund
Written options at value	$962	$—	$962	$—	$(962)	$—	$—
Science and Technology Fund
Written options at value	$1,110	$—	$1,110	$(1,110)	$—	$—	$—
Value Fund
Written options at value	$69	$—	$69	$—	$—	$—	$69

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of December 31, 2015:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Accumulative Fund	Equity	Investments in unaffiliated securities at value*	$6	Written options at value	$581
	Equity	Unrealized appreciation on futures contracts**	54		—
Asset Strategy Fund	Equity	Investments in unaffiliated securities at value*	8,677	Written options at value	3,100
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	550	Unrealized depreciation on forward foreign currency contracts	122
New Concepts Fund	Equity		—	Written options at value	962
Science and Technology Fund	Equity	Investments in unaffiliated securities at value*	1,888	Written options at value	1,110
Small Cap Fund	Equity	Unrealized appreciation on swap agreements	779		—
Value Fund	Equity		—	Written options at value	574

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.
**	The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended December 31, 2015.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended December 31, 2015:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$(661)	$—	$661	$2,347	$—	$2,347
Asset Strategy Fund	Equity	(37,500)	—	(840)	9,614	—	(28,726)
	Foreign currency	—	—	—	—	(2,336)	(2,336)
New Concepts Fund	Equity	3,397	—	—	(3,794)	—	(397)
Science and Technology Fund	Equity	(3,800)	—	—	4,441	—	641
Small Cap Fund	Equity	13	(7,396)	—	178	—	(7,205)
Value Fund	Equity	(29)	—	—	659	—	630

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended December 31, 2015:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Accumulative Fund	Equity	$(17)	$—	$54	$(95)	$—	$(58)
Asset Strategy Fund	Equity	(1,630)	—	1,477	9,432	—	9,279
	Foreign currency	—	—	—	—	779	779
New Concepts Fund	Equity	(2,798)	—	—	5,054	—	2,256
Science and Technology Fund	Equity	4,456	—	—	(1,498)	—	2,958
Small Cap Fund	Equity	—	375	—	—	—	375
Value Fund	Equity	—	—	—	620	—	620

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended December 31, 2015, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Accumulative Fund	$—	$—	$872	$—	$512	$557
Asset Strategy Fund	426	36,406	—	—	6,839	5,272
New Concepts Fund	—	—	—	—	951	2,881
Science and Technology Fund	—	—	—	—	532	1,668
Small Cap Fund	—	—	—	16,891	—	—
Value Fund	—	—	—	—	—	631

(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

5. WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Fund	Outstanding at 6-30-15	Options written	Options closed	Options exercised	Options expired	Outstanding at 12-31-15
Accumulative Fund
Number of Contracts	3,683	40,569	(33,243)	(1,260)	(4,405)	5,344
Premium Received	$469	$7,520	$(6,507)	$(324)	$(517)	$641
Asset Strategy Fund
Number of Contracts	65,056	41,808	(32,165)	(21,658)	(33,267)	19,774
Premium Received	$7,086	$17,362	$(6,991)	$(3,535)	$(8,485)	$5,437
New Concepts Fund
Number of Contracts	10,365	6,963	(11,612)	—	(4,623)	1,093
Premium Received	$1,568	$11,980	$(8,539)	$—	$(438)	$4,571
Science and Technology Fund
Number of Contracts	19,901	65,489	(60,208)	—	(1,871)	23,311
Premium Received	$4,739	$12,447	$(14,978)	$—	$(58)	$2,150
Small Cap Fund
Number of Contracts	N/A	1,758	(1,758)	—	—	N/A
Premium Received	N/A	$204	$(204)	$—	$—	N/A
Value Fund
Number of Contracts	6,499	31,692	(6,214)	(843)	(14,791)	16,343
Premium Received	$935	$3,130	$(802)	$(398)	$(1,734)	$1,131

6.	BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. The Subsidiary and each Company acts as an investment vehicle for the Fund, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and SAI.

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The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund, its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of December 31, 2015 of the Subsidiary and each Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets
WRA ASF II, Ltd.	1-31-13	4-10-13	$2,621,048	$88,071	3.36%
WRA ASF III (SBP), LLC	4-9-13	4-23-13	2,621,048	51,712	1.97
WRA ASF, LLC	12-10-12	12-18-12	2,621,048	3,637	0.14

7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.700%	0.650%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.700	0.650	0.600	0.550	0.550	0.550
Continental Income Fund	0.700	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.700	0.650	0.600	0.550	0.525	0.500
Dividend Opportunities Fund	0.700	0.650	0.600	0.550	0.550	0.550
Energy Fund	0.850	0.830	0.800	0.760	0.760	0.760
Global Growth Fund	0.850	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.850	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.850	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.850	0.830	0.800	0.760	0.760	0.760
Tax-Managed Equity Fund	0.650	0.600	0.550	0.500	0.500	0.500
Value Fund	0.700	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.700	0.650	0.600	0.550	0.550	0.550

Effective October 1, 2006, under terms of a settlement agreement reached in July 2006 (see Note 14), the fee is payable at the following annual rates for those Funds included in the settlement agreement:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Accumulative Fund	0.660%	0.640%	0.600%	0.550%	0.550%	0.550%
Asset Strategy Fund	0.690	0.650	0.600	0.550	0.550	0.550
Core Investment Fund	0.650	0.640	0.600	0.550	0.525	0.500
Global Growth Fund	0.820	0.830	0.800	0.760	0.760	0.760
New Concepts Fund	0.830	0.830	0.800	0.760	0.760	0.760
Science and Technology Fund	0.830	0.830	0.800	0.760	0.760	0.760
Small Cap Fund	0.830	0.830	0.800	0.760	0.760	0.760
Value Fund	0.690	0.650	0.600	0.550	0.550	0.550
Vanguard Fund	0.670	0.650	0.600	0.550	0.550	0.550

Effective June 29, 2009 through September 30, 2016, the fee is payable at the following annual rates for Continental Income Fund:

Fund (M – Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $3,000M	$3,000 to $5,000M	$5,000 to $6,000M	Over $6,000M
Continental Income Fund	0.680%	0.650%	0.600%	0.550%	0.550%	0.550%

WRIMCO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Waivers of Expenses for more information.

Accounting Services Fees. The Trust has an Accounting Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust,

2015	SEMIANNUAL REPORT	105

including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B and Class C shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.5792; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A Shares. Under a Distribution and Service Plan for Class A shares adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is paid daily to compensate W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class either directly or by third parties. For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. The Board may in the future, without shareholder approval, authorize payments up to a maximum of 0.25% of the Fund’s average Class A net assets on an annual basis, if it determines to do so.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Trust for Class B and Class C shares, respectively, each Fund may pay W&R a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets attributable to that class to compensate W&R for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Sales Charges. As principal underwriter for the Trust’s shares, W&R receives sales commissions (which are not an expense of the Trust) for sales of Class A shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A shares and is paid to W&R. During the period ended December 31, 2015, W&R received the following amounts in sales commissions and CDSCs ($ amounts rounded to thousands):

	Gross Sales Commissions	CDSC						Commissions Paid(1)
		Class A		Class B		Class C

Accumulative Fund	$424	$1		$1		$—	*	$287
Asset Strategy Fund	1,127	2		6		2		713
Continental Income Fund	610	2		1		1		423
Core Investment Fund	1,241	3		2		1		789
Dividend Opportunities Fund	136	—	*	1		—	*	92
Energy Fund	151	—	*	—	*	—	*	103
Global Growth Fund	144	—	*	—	*	—	*	91
New Concepts Fund	513	1		1		—	*	334
Science and Technology Fund	1,344	2		3		1		866
Small Cap Fund	314	—	*	1		—	*	209
Tax-Managed Equity Fund	166	—	*	—	*	1		126
Value Fund	116	—	*	1		—	*	81
Vanguard Fund	438	—	*	1		—	*	289

*Not	shown due to rounding.
(1)	W&R reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

106	SEMIANNUAL REPORT	2015

Waivers of Expenses ($ amounts rounded to thousands). During the period ended December 31, 2015, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Accumulative Fund	$225
Asset Strategy Fund	50
Continental Income Fund	101
Core Investment Fund	302
Global Growth Fund	97
New Concepts Fund	101
Science and Technology Fund	101
Small Cap Fund	87
Value Fund	44
Vanguard Fund	151

For each of Accumulative Fund, Core Investment Fund and Tax-Managed Equity Fund, the Board of Trustees has limited Rule 12b-1 payments to 0.234%, 0.249% and 0.236%, respectively, of the Fund’s average Class A net assets on an annual basis. During the period ended December 31, 2015, the following amounts represent the difference between 0.25% and the reduced Rule 12b-1 fees:

Accumulative Fund	$116
Core Investment Fund	21
Tax-Managed Equity Fund	26

Any amounts due to the funds as a reimbursement but not paid as of December 31, 2015 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Trust and the Advisors Fund Complex (Ivy Funds, Ivy Funds Variable Insurance Portfolios and InvestEd Portfolios); referred to with the Funds for purposes of this section as Funds) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended December 31, 2015.

9.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended December 31, 2015 follows:

	6-30-15 Share Balance		Purchases at cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	12-31-15 Share Balance		12-31-15 Value
Asset Strategy Fund
Circuit of the Americas LLC, Class B(1)	—	*	$—	$—	$—	$—	—	*	$—
Media Group Holdings LLC, Series H(1)	73		—	—	—	—	73		8,038
Media Group Holdings LLC, Series I(1)	43		—	—	—	—	43		17,403
Media Group Holdings LLC, Series T(1)	9		—	—	—	—	9		26,256

					$—	$—			$51,697

	6-30-15 Principal Balance					Interest Received	12-31-15 Principal Balance
Circuit of the Americas LLC, 0.000%, 12-31-20 Series C	$7,285		$—	$—	$—	$—	$7,285		$4,849

	6-30-15 Share Balance		Purchases at cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	12-31-15 Share Balance		12-31-15 Value
Science and Technology Fund
Acxiom Corp(1).	4,383		$—	$—	$—	$—	4,383		$91,702
Aspen Technology, Inc(1).	4,242		—	—	—	—	4,242		160,192
Avinger, Inc(1).	853		24	—	—	—	855		19,406
BioAmber, Inc(1).	2,409		—	—	—	—	2,409		14,890
BioAmber, Inc, expires 5-9-17.	1,423		—	—	—	—	1,423		2,006
Marrone Bio Innovations, Inc(1).	1,828		—	—	—	—	1,828		2,010
Marrone Bio Innovations, Inc., expires 8-20-20	N/A		—	—	—	—	1,380		—
Photronics, Inc(1).	3,419		—	—	—	—	3,419		42,568
Silver Spring Networks, Inc(1).	3,624		—	—	—	—	3,624		52,215
WNS (Holdings) Ltd. ADR(1)	3,921		—	—	—	—	3,921		122,304

					$—	$—			$507,293

	6-30-15 Principal Balance					Interest Received	12-31-15 Principal Balance
Marrone Bio Innovations, Inc., 8.000%, 8-20-20	N/A		$13,800	$—	$—	$399	$13,800		$13,538

*	Not shown due to rounding.
(1)	No dividends were paid during the preceding 12 months.

2015	SEMIANNUAL REPORT	107

10.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended December 31, 2015, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Accumulative Fund	$—	$836,964	$—	$794,374
Asset Strategy Fund	—	785,624	—	1,223,535
Continental Income Fund	—	369,424	13,369	400,912
Core Investment Fund	—	1,193,468	—	1,421,014
Dividend Opportunities Fund	—	129,934	—	167,301
Energy Fund	—	39,521	—	43,868
Global Growth Fund	—	160,875	—	153,950
New Concepts Fund	—	425,232	—	461,629
Science and Technology Fund	—	193,302	—	277,399
Small Cap Fund	—	175,482	—	224,829
Tax-Managed Equity Fund	—	74,629	—	58,419
Value Fund	—	178,501	—	238,966
Vanguard Fund	—	253,509	—	229,138

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Accumulative Fund				Asset Strategy Fund
	Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15		Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	13,708	$146,974	14,088	$157,871	20,105	$168,818	45,322	$455,972
Class B	33	307	34	341	27	215	82	819
Class C	138	1,319	149	1,489	287	2,326	632	6,155
Class Y	31	333	126	1,379	1,006	8,438	1,047	10,500
Shares issued in reinvestment of distributions to shareholders:
Class A	19,697	186,728	18,504	191,147	—	—	71,499	640,631
Class B	71	574	83	749	—	—	883	7,642
Class C	105	872	92	851	—	—	1,360	11,821
Class Y	76	720	65	674	—	—	1,487	13,383
Shares redeemed:
Class A	(9,462)	(101,508)	(16,593)	(187,964)	(53,114)	(444,022)	(73,235)	(733,013)
Class B	(73)	(681)	(185)	(1,829)	(655)	(5,268)	(1,522)	(14,634)
Class C	(102)	(964)	(163)	(1,639)	(1,064)	(8,557)	(1,929)	(18,823)
Class Y	(41)	(436)	(75)	(856)	(1,808)	(14,952)	(2,140)	(22,125)
Net increase (decrease)	24,181	$234,238	16,125	$162,213	(35,216)	$(293,002)	43,486	$358,328

108	SEMIANNUAL REPORT	2015

	Continental Income Fund				Core Investment Fund
	Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15		Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	19,197	$193,642	36,066	$377,123	29,657	$203,837	75,111	$556,623
Class B	42	423	65	671	52	313	162	1,029
Class C	213	2,123	408	4,247	428	2,546	954	6,116
Class Y	21	216	135	1,422	827	5,676	3,107	23,558
Shares issued in reinvestment of distributions to shareholders:
Class A	13,240	124,844	6,083	61,732	81,362	500,338	66,486	462,080
Class B	36	329	20	197	279	1,437	269	1,603
Class C	130	1,220	59	593	547	2,883	406	2,472
Class Y	38	362	27	277	2,000	12,359	1,582	11,045
Shares redeemed:
Class A	(14,994)	(152,232)	(21,661)	(226,968)	(61,813)	(428,323)	(93,170)	(690,186)
Class B	(63)	(626)	(157)	(1,610)	(267)	(1,564)	(795)	(5,020)
Class C	(178)	(1,792)	(388)	(4,040)	(540)	(3,275)	(955)	(6,220)
Class Y	(142)	(1,459)	(317)	(3,324)	(1,115)	(7,624)	(2,120)	(15,666)
Net increase	17,540	$167,050	20,340	$210,320	51,417	$288,603	51,037	$347,434

	Dividend Opportunities Fund				Energy Fund
	Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15		Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	2,001	$32,834	5,428	$100,233	3,602	$43,694	7,238	$110,451
Class B	3	51	10	187	4	46	8	114
Class C	11	178	70	1,258	14	162	87	1,285
Class Y	12	197	198	3,909	26	333	114	1,902
Shares issued in reinvestment of distributions to shareholders:
Class A	4,676	69,131	6,095	104,031	—	—	—	—
Class B	27	388	45	752	—	—	—	—
Class C	59	849	79	1,330	—	—	—	—
Class Y	42	613	49	831	—	—	—	—
Shares redeemed:
Class A	(5,124)	(84,406)	(9,370)	(173,569)	(3,362)	(41,212)	(4,463)	(67,484)
Class B	(37)	(594)	(126)	(2,260)	(21)	(235)	(37)	(514)
Class C	(76)	(1,222)	(136)	(2,496)	(40)	(447)	(72)	(1,022)
Class Y	(23)	(385)	(45)	(845)	(36)	(464)	(108)	(1,655)
Net increase	1,571	$17,634	2,297	$33,361	187	$1,877	2,767	$43,077

2015	SEMIANNUAL REPORT	109

	Global Growth Fund				New Concepts Fund
	Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15		Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	5,328	$63,898	7,695	$95,280	10,677	$110,449	20,708	$238,173
Class B	8	81	4	51	31	243	30	259
Class C	18	198	23	270	92	716	192	1,682
Class Y	233	2,802	1,916	23,917	285	3,267	1,328	16,975
Shares issued in reinvestment of distributions to shareholders:
Class A	2,585	29,705	1,769	20,839	17,803	163,255	21,474	229,129
Class B	6	60	5	57	122	784	176	1,371
Class C	8	85	6	65	169	1,130	220	1,776
Class Y	337	3,888	211	2,483	737	7,550	926	10,912
Shares redeemed:
Class A	(3,854)	(46,371)	(7,408)	(91,456)	(14,652)	(152,177)	(26,930)	(310,953)
Class B	(21)	(228)	(63)	(702)	(115)	(858)	(329)	(2,806)
Class C	(34)	(386)	(36)	(422)	(220)	(1,711)	(361)	(3,217)
Class Y	(300)	(3,616)	(562)	(6,952)	(569)	(6,577)	(1,419)	(17,906)
Net increase	4,314	$50,116	3,560	$43,430	14,360	$126,071	16,015	$165,395

	Science and Technology Fund				Small Cap Fund
	Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15		Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	13,445	$196,996	23,886	$379,007	3,953	$65,276	6,148	$105,446
Class B	49	536	57	671	7	90	9	126
Class C	222	2,374	375	4,447	85	1,130	92	1,300
Class Y	822	13,142	1,461	26,033	59	1,101	358	6,748
Shares issued in reinvestment of distributions to shareholders:
Class A	17,019	232,487	20,284	302,228	7,084	103,009	4,138	66,871
Class B	163	1,558	218	2,373	87	935	60	762
Class C	190	1,858	207	2,287	110	1,273	63	836
Class Y	552	8,472	649	10,750	159	2,610	97	1,742
Shares redeemed:
Class A	(17,726)	(259,898)	(34,189)	(543,565)	(4,438)	(74,063)	(10,355)	(177,671)
Class B	(195)	(2,073)	(526)	(6,136)	(65)	(842)	(211)	(2,846)
Class C	(255)	(2,762)	(449)	(5,385)	(101)	(1,404)	(199)	(2,841)
Class Y	(692)	(11,367)	(1,669)	(29,258)	(89)	(1,616)	(223)	(4,245)
Net increase (decrease)	13,594	$181,323	10,304	$143,452	6,851	$97,499	(23)	$(3,772)

110	SEMIANNUAL REPORT	2015

	Tax-Managed Equity Fund				Value Fund
	Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15		Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3,525	$64,190	3,880	$70,174	3,564	$55,769	12,265	$208,630
Class B	11	165	1	16	3	50	15	244
Class C	88	1,378	52	819	20	287	69	1,137
Class Y	N/A	N/A	N/A	N/A	65	1,030	454	8,003
Shares issued in reinvestment of distributions to shareholders:
Class A	1,549	26,829	1,195	20,565	8,068	109,323	5,460	87,901
Class B	3	38	3	44	26	325	23	352
Class C	30	453	23	343	55	712	40	616
Class Y	N/A	N/A	N/A	N/A	166	2,254	101	1,624
Shares redeemed:
Class A	(2,160)	(39,726)	(3,032)	(54,923)	(7,669)	(120,738)	(12,849)	(217,531)
Class B	(7)	(105)	(16)	(255)	(37)	(545)	(104)	(1,647)
Class C	(26)	(411)	(35)	(548)	(50)	(757)	(133)	(2,144)
Class Y	N/A	N/A	N/A	N/A	(80)	(1,232)	(179)	(3,037)
Net increase	3,013	$52,811	2,071	$36,235	4,131	$46,478	5,162	$84,148

	Vanguard Fund
	Six months ended 12-31-15 (Unaudited)		Year ended 6-30-15
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	15,541	$160,655	17,805	$186,603
Class B	51	399	46	368
Class C	178	1,415	113	927
Class Y	319	3,509	1,024	11,315
Shares issued in reinvestment of distributions to shareholders:
Class A	13,952	135,052	13,823	136,430
Class B	78	549	93	699
Class C	109	794	96	735
Class Y	806	8,302	867	9,041
Shares redeemed:
Class A	(10,991)	(114,441)	(26,155)	(274,643)
Class B	(96)	(748)	(273)	(2,177)
Class C	(67)	(537)	(190)	(1,565)
Class Y	(454)	(4,949)	(1,434)	(16,005)
Net increase	19,426	$190,000	5,815	$51,728

12.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations. At December 31, 2015, there were no outstanding bridge loan commitments.

2015	SEMIANNUAL REPORT	111

13.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at December 31, 2015 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Accumulative Fund	$1,263,495	$216,437	$39,200	$177,237
Asset Strategy Fund	2,533,953	226,169	159,318	66,851
Continental Income Fund	1,416,481	188,661	70,498	118,163
Core Investment Fund	3,532,314	774,745	180,152	594,593
Dividend Opportunities Fund	472,538	123,271	10,845	112,426
Energy Fund	223,317	21,553	25,297	(3,744)
Global Growth Fund	571,033	111,881	25,976	85,905
New Concepts Fund	1,500,584	369,143	169,767	199,376
Science and Technology Fund	2,212,993	1,495,855	243,516	1,252,339
Small Cap Fund	629,607	214,161	25,497	188,664
Tax-Managed Equity Fund	288,947	110,465	5,014	105,451
Value Fund	747,356	119,055	44,847	74,208
Vanguard Fund	1,094,930	524,052	19,936	504,116

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended June 30, 2015 and the post-October and late-year ordinary activity were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late- Year Ordinary Losses Deferred

Accumulative Fund	$37,766	$69,296	$166,707	$67,528	$—	$—	$—
Asset Strategy Fund	23,492	—	662,440	—	—	—	5,623
Continental Income Fund	9,143	13,574	54,722	82,647	—	—	—
Core Investment Fund	65,244	43,060	429,049	372,337	—	—	—
Dividend Opportunities Fund	9,112	1,441	100,958	62,351	—	1,497	—
Energy Fund	—	—	—	—	—	—	620
Global Growth Fund	2,583	—	21,407	34,460	—	—	—
New Concepts Fund	10,708	16,263	236,175	119,287	—	—	—
Science and Technology Fund	—	—	331,888	248,699	—	—	11,539
Small Cap Fund	168	—	70,950	78,171	—	—	247
Tax-Managed Equity Fund	63	4,721	22,570	21,098	—	—	—
Value Fund	25,916	5,089	65,683	71,241	—	—	—
Vanguard Fund	9,876	5,939	140,510	95,331	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of June 30, 2015 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), a Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Fund’s first fiscal year end subject to the Modernization Act was June 30, 2012. The following table

112	SEMIANNUAL REPORT	2015

shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable Funds electing to be taxed as a regulated investment company during the year ended June 30, 2015:

Post-Enactment
	Pre-Enactment				Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Fund	2016	2017	2018	2019
Accumulative Fund	$—	$—	$—	$—	$—	$—
Asset Strategy Fund	—	—	—	—	—	—
Continental Income Fund	10,702	—	—	—	—	—
Core Investment Fund	—	—	—	—	—	—
Dividend Opportunities Fund	—	—	—	—	—	—
Energy Fund	—	—	—	4,890	1,562	—
Global Growth Fund	—	—	—	—	—	—
New Concepts Fund	—	—	—	—	—	—
Science and Technology Fund	—	—	—	—	—	—
Small Cap Fund	—	—	—	—	—	—
Tax-Managed Equity Fund	—	—	—	—	—	—
Value Fund	—	—	—	—	—	—
Vanguard Fund	—	—	—	—	—	—

14. REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, “Waddell & Reed”) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (“SEC Order”), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

Pursuant to the terms of the SEC order, the $50 million in disgorgement and civil penalties, plus accrued interest (“Fair Fund”), must be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R and as approved by the SEC, using a distribution methodology acceptable to the Funds’ Disinterested Trustees. The SEC Order also required that the independent distribution consultant develop the distribution methodology pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. On July 15, 2014, the SEC ordered that the Fair Fund be distributed to investors as provided for in the distribution plan.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order and the distribution plan are available on the SEC’s website at www.sec.gov.

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CONTINUANCE OF INVESTMENT MANAGEMENT AGREEMENT

Waddell & Reed Advisors Funds

At its meeting on August 11 and 12, 2015, the Trust’s Board of Trustees, including all of the Disinterested Trustees, considered and approved the continuance of the existing Investment Management Agreement (“Management Agreement”) between WRIMCO and the Trust with respect to each of Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Continental Income Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Dividend Opportunities Fund, Waddell & Reed Advisors Energy Fund, Waddell & Reed Advisors Global Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Tax-Managed Equity Fund, Waddell & Reed Advisors Value Fund and Waddell & Reed Advisors Vanguard Fund. The Disinterested Trustees were assisted in their review by independent legal counsel and met with such counsel separately from representatives of WRIMCO. The Disinterested Trustees also received and considered a memorandum from their independent legal counsel regarding the Disinterested Trustees’ responsibilities in evaluating the Management Agreement for each Fund. This memorandum explained the regulatory requirements pertaining to the Disinterested Trustees’ evaluation of the Management Agreement. In addition, the Disinterested Trustees engaged a fee consultant whose responsibilities included managing the process by which the proposed management fees under the Management Agreement were negotiated with WRIMCO.

Prior to the Board meeting, independent legal counsel sent to WRIMCO a request letter for information to be provided to the Trustees in connection with their consideration of the continuance of the Management Agreement with respect to each Fund. WRIMCO provided materials to the Trustees that included responses to the request letter and other information WRIMCO believed was useful in evaluating the continuation of the Management Agreement (“Initial Response”). Thereafter, independent legal counsel sent to WRIMCO a supplemental request letter for certain additional information, and WRIMCO provided additional information in response to this request letter. The Trustees also received reports prepared by an independent third party, Lipper Inc. (“Lipper”), relating to each Fund’s performance and expenses compared to the performance of the universe of comparable mutual funds selected by Lipper (the “Performance Universe”) and to the expenses of a peer group of comparable funds selected by Lipper (the “Peer Group”), respectively. Further, the Trustees received a written evaluation from the fee consultant. At their meeting, the Trustees received a presentation from representatives of WRIMCO regarding services provided by it and its affiliates (collectively, “W&R”) to each Fund. In connection with its deliberations, the Trustees also considered the broad range of information relevant to the Trustees’ consideration of the continuance of the Management Agreement with respect to each Fund that is provided by W&R to the Trustees (including its various standing committees) at meetings throughout the year.

Nature, Extent and Quality of Services Provided to the Funds

The Trustees considered the nature, extent and quality of the services provided to each Fund pursuant to the Management Agreement.

The Trustees considered WRIMCO’s research and portfolio management capabilities and that W&R also provides oversight of day-to-day fund operations, including but not limited to fund accounting and administration and assistance in meeting legal and regulatory requirements. The Trustees also considered WRIMCO’s practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for each Fund and, as applicable, those brokers’ and dealers’ provision of brokerage and research services to WRIMCO, and the benefits derived by each Fund and the other funds in the Advisors Fund Complex and by other clients of WRIMCO from such services. The Trustees considered the information provided by WRIMCO regarding its compliance program and compliance matters, if any, over the past year. The Trustees also considered the favorable history, reputation, qualification and background of WRIMCO and W&R’s extensive administrative, accounting and compliance infrastructure.

Fund Performance, Management Fee and Expense Ratio.

The Trustees considered each Fund’s performance, both on an absolute basis and in relation to the performance of its Performance Universe. The Trustees factored into its evaluation of each Fund’s performance the limitations inherent in the methodology for constructing a peer group and determining which investment companies should be included in a peer group. Each Fund’s performance was also compared to relevant market indices and to a Lipper index, as applicable. In this regard, the Trustees noted that performance, especially short-term performance, is only one of factors that it deems relevant to its consideration of the continuance of the Management Agreement and that, after considering all relevant factors, it may be appropriate to approve the continuance of the Management Agreement with respect to a Fund notwithstanding the Fund’s performance.

The Trustees considered the management fees and total expenses of each Fund and also considered each Fund’s management fees and total expenses in relation to the management fees and total expenses, respectively, of its Peer Group. The Trustees’ review also included consideration of each Fund’s management fees at various asset levels in relation to the management fees at those asset levels of funds within a peer group of comparable mutual funds selected by and as shown in the reports from Lipper (“Lipper Group”). They also considered each Fund’s non-management fees in relation to the non-management fees of its Peer Group, the amount of assets in each Fund, each Fund’s average account size and how those factors affect the Funds’ expense ratios. In addition, the Trustees considered, for each Fund, the management fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds managed by WRIMCO (or its affiliate) with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (“Similar Funds”). The Trustees also considered the subadvisory fees, if any, paid to WRIMCO (or its affiliate) by other mutual funds advised by WRIMCO (or its affiliate), as well as the management fees, if any, paid by other client accounts managed by WRIMCO (or its affiliate), with a similar investment objective (or objectives) and similar investment policies and strategies as the Fund (each of such accounts, an “Other Account”).

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Additional Considerations with Respect to Each Fund

Waddell & Reed Advisors Accumulative Fund

The Trustees considered that Waddell & Reed Advisors Accumulative Fund’s total return performance was higher than the Performance Universe median for the one-, five-, and ten-year periods and was higher than the Lipper index for the one-, three-, five-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, stock selection in the beginning of the period had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 11, 2015, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year period ended March 31, 2015, the Fund’s performance relative to its Performance Universe appeared to be improving and was good for the one-, five-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group medians. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

The Trustees also considered that there are no Other Accounts or Similar Funds managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund.

Waddell & Reed Advisors Asset Strategy Fund

The Trustees considered that Waddell & Reed Advisors Asset Strategy Fund’s total return performance was higher than the Performance Universe median for the three-, five-, seven-, and ten-year periods and was higher than the Lipper index for the three-, five-, and seven-year periods. They noted that no Lipper index data was available for the ten-year period.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group medians. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Continental Income Fund

The Trustees considered that Waddell & Reed Advisors Continental Income Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group medians. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were higher than the medians for its Lipper Group, except for two asset levels at which the Fund’s effective management fees were lower than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fees were higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Core Investment Fund

The Trustees considered that Waddell & Reed Advisors Core Investment Fund’s total return performance was higher than the Performance Universe median for the three-, five-, seven-, and ten-year periods and was higher than the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was higher than the Peer Group median and that the Fund’s overall expense ratio was equal to the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

2015	SEMIANNUAL REPORT	115

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that the Similar Funds’ advisory fees were higher for certain asset levels, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Dividend Opportunities Fund

The Trustees considered that Waddell & Reed Advisors Dividend Opportunities Fund’s total return performance was lower than the Performance Universe median for the three-, five-, seven-, and ten-year periods and was lower than the Lipper index for the one-, three-, five-, and seven-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, stock selection and an overweight in energy and materials in the beginning of the period had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 11, 2015, provided by WRIMCO in its Initial Response and noted that, despite the Fund’s underperformance for the three-year and longer periods ended March 31, 2015, the Fund’s performance relative to its Performance Universe appeared to be improving and was good for the one-year period. In addition, the Trustees considered the change in the Fund’s portfolio manager in 2014.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was equal to the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Energy Fund

The Trustees considered that Waddell & Reed Advisors Energy Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, and seven-year periods for which information was provided, since the Fund did not have a ten-year performance record as of March 31, 2015.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was equal to the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were equal to, and at other asset levels were lower than, the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Global Growth Fund

The Trustees considered that Waddell & Reed Advisors Global Growth Fund’s total return performance was lower than the Performance Universe median and the Lipper index for the one-, three-, five-, and seven-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, although the Fund was managed as an international large-cap growth fund for most of the three-year period, it is now ranked against funds in the global large-cap growth category, which outperformed the international large-cap growth category, due to a change in the Fund’s investment strategy effective January 1, 2015. They further considered the year-to-date performance information through June 11, 2015, provided by WRIMCO in its Initial Response. In addition, the Trustees considered the change in the Fund’s portfolio manager in 2014.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and expense ratio were lower than the Peer Group medians. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level and was lower for another asset level, and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the Fund’s management fee.

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Waddell & Reed Advisors New Concepts Fund

The Trustees considered that Waddell & Reed Advisors New Concepts Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the five-, seven-, and ten-year periods and was lower than the Performance Universe median and the Lipper index for the one- and three-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, stock selection had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 11, 2015, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group medians. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at certain asset levels were lower than, and at other asset levels were higher than or equal to, the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Science and Technology Fund

The Trustees considered that Waddell & Reed Advisors Science and Technology Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was equal to the Peer Group median and that the Fund’s overall expense ratio was lower than the Peer Group median. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were higher than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Account had an advisory fee that was lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Fund and Other Account to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Account were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Small Cap Fund

The Trustees considered that Waddell & Reed Advisors Small Cap Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were higher than the Peer Group medians. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Tax-Managed Equity Fund

The Trustees considered that Waddell & Reed Advisors Tax-Managed Equity Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, seven-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group medians. They considered that the Fund’s non-management fee expenses were lower than the Peer Group median both on an unadjusted basis and when adjusted for the Fund’s smaller average account size. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

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The Trustees also considered that there was a Similar Fund had an advisory fee schedule that was the same as the Fund’s advisory fee schedule and that there were no Other Accounts managed by WRIMCO or its affiliates with a similar investment objective and similar investment policies and strategies as the Fund. The Trustees considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness and reasonableness of the Fund’s management fee.

Waddell & Reed Advisors Value Fund

The Trustees considered that Waddell & Reed Advisors Value Fund’s total return performance was lower than the Performance Universe median for the one-, three-, and five-year periods, was higher than the Performance Universe median for the seven- and ten-year periods, and was lower than the Lipper index for the one-, three-, five-, and ten-year periods. They also considered the information provided by WRIMCO in its Initial Response explaining that, among other factors, the Fund’s stock selection, overweighting in the energy sector and cash position had adversely affected the Fund’s performance over the three-year period. They further considered the year-to-date performance information through June 11, 2015, provided by WRIMCO in its Initial Response.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee was lower than the Peer Group median and that the Fund’s overall expense ratio was higher than the Peer Group median. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Waddell & Reed Advisors Vanguard Fund

The Trustees considered that Waddell & Reed Advisors Vanguard Fund’s total return performance was higher than the Performance Universe median and the Lipper index for the one-, three-, five-, and ten-year periods.

The Trustees considered the range and average of the management fees and expense ratios of the Peer Group. They considered that the Fund’s management fee and overall expense ratio were lower than the Peer Group medians. They considered that the Fund’s non-management fee expenses were higher than the Peer Group median on an unadjusted basis but that, when adjusted for the Fund’s smaller average account size, the non-management fee expenses were lower than the Peer Group median. They also considered that, with the breakpoints in the fee schedule, the Fund’s effective management fees at various asset levels were lower than the medians for its Lipper Group.

The Trustees also considered that the Similar Funds had advisory fee schedules that were the same as the Fund’s advisory fee schedule, except that one Similar Fund’s advisory fee was higher for one asset level, and that the Other Accounts had average advisory fees that were lower than the management fee of the Fund. The Trustees considered the relevance of the fee information provided for the Similar Funds and Other Accounts to evaluate the appropriateness and reasonableness of the Fund’s management fee. The Trustees recognized that, among other factors, differences in fees paid by the Other Accounts were consistent with the additional management and other services provided by WRIMCO to the Fund.

Profitability and Economies of Scale

The Trustees also considered that the management fee structure of each Fund includes breakpoints that provide for a reduction of payments to reflect anticipated economies of scale. The Trustees also considered the management fee rate reductions that became effective October 1, 2006, and remain in effect for Waddell & Reed Advisors Accumulative Fund, Waddell & Reed Advisors Asset Strategy Fund, Waddell & Reed Advisors Core Investment Fund, Waddell & Reed Advisors Global Growth Fund, Waddell & Reed Advisors New Concepts Fund, Waddell & Reed Advisors Science and Technology Fund, Waddell & Reed Advisors Small Cap Fund, Waddell & Reed Advisors Value Fund, Waddell & Reed Advisors Vanguard Fund and certain other funds in the Advisors Fund Complex, and the anticipated impact of the fee rate reduction for each of these Funds on its investment management fees and overall expense ratio. In concluding that the benefits accruing to WRIMCO and its affiliates by virtue of their relationship to each Fund were reasonable in comparison with the costs of providing the investment management services and the benefits accruing to the Fund, the Trustees considered specific data as to WRIMCO’s profit with respect to the Fund for a recent period. The Trustees also considered WRIMCO’s methodology for determining this data. In addition, the Trustees considered the soft dollar arrangements with respect to Fund portfolio transactions.

In determining whether to approve the proposed continuance of the Management Agreement as to a Fund, the Trustees considered the best interests of the Fund, the reasonableness of the management fee paid to WRIMCO under the Management Agreement, and the overall fairness of the Management Agreement. The Trustees considered the following factors to be of primary importance to their approval of the continuance of the Management Agreement as to a Fund, without any one factor being dispositive:

•	the performance of the Fund compared with the performance of its Performance Universe and with relevant indices;

•	the Fund’s investment management fees and total expenses compared with the management fees and total expenses of its Peer Group;

•	the existence or appropriateness of breakpoints in the Fund’s management fees;

118	SEMIANNUAL REPORT	2015

•	the Fund’s investment management fees compared with the management fees of Similar Funds or Other Accounts managed by WRIMCO (or its affiliate), as applicable;

•	the cost/profitability to WRIMCO and any actual or anticipated economies of scale in relation to the services it provides to the Fund;

•	the other benefits that accrue to WRIMCO as a result of its relationship with the Fund; and

•	the favorable history, reputation, qualification and background of WRIMCO as well as the qualifications of its personnel.

Based on the discussions, considerations and information described generally above, including the evaluation provided by the fee consultant, the Board determined that each Fund’s Management Agreement is fair and reasonable and that continuance of the Management Agreement is in the best interests of the Fund. In reaching these determinations as to each Fund, the Board concluded that: the nature, extent and quality of the services provided by WRIMCO for the Fund are adequate and appropriate; except as described above, the performance of the Fund was satisfactory; it retained confidence in WRIMCO’s overall ability to manage the Fund; and the management fee paid to WRIMCO is reasonable in light of comparative management fee information, the breakpoints in the management fee for the Fund, the services provided by WRIMCO, the costs of the services provided, and the profits realized and other benefits likely to be derived by WRIMCO from its relationship with the Fund. In the case of certain Funds that underperformed their respective Performance Universe medians and Lipper indices for certain periods of time, based on the assessment and information WRIMCO provided, including as to relevant market conditions and/or remedial actions that WRIMCO had taken or planned to take, such response was satisfactory to the Board.

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PROXY VOTING INFORMATION

Waddell & Reed Advisors Funds

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800.777.6472 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed Advisors Funds

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:

Waddell & Reed Advisors Funds

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

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The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund

Waddell & Reed Advisors Core Investment Fund

Waddell & Reed Advisors Dividend Opportunities Fund

Waddell & Reed Advisors New Concepts Fund

Waddell & Reed Advisors Small Cap Fund

Waddell & Reed Advisors Tax-Managed Equity Fund

Waddell & Reed Advisors Value Fund

Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund

Waddell & Reed Advisors Global Bond Fund

Waddell & Reed Advisors Government Securities Fund

Waddell & Reed Advisors High Income Fund

Waddell & Reed Advisors Municipal Bond Fund

Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund

Waddell & Reed Advisors Continental Income Fund

Waddell & Reed Advisors Energy Fund

Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus, or summary prospectus, carefully before investing.

2015	SEMIANNUAL REPORT	123

SEMIANN-WRA-EQ (12-15)

ITEM 2.	CODE OF ETHICS.

Required in annual report only.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

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(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS

(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	March 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	March 7, 2016

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	March 7, 2016